UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 19.78%
International equities — 19.78%
Austria — 0.06%
Telekom Austria AG	86,661	$2,165,984

Belgium — 0.35%
Dexia SA	81,920	2,444,729
Fortis	172,737	7,889,367
KBC Groep NV	11,889	1,478,766
		11,812,862
Bermuda — 0.05%
Catlin Group Ltd.	129,953	1,279,919
Lancashire Holdings Ltd.*	48,660	324,611
		1,604,530
Canada — 0.01%
JumpTV, Inc.*	36,065	212,912

Denmark — 0.09%
A.P. Moeller - Maersk A/S	286	2,984,214

Finland — 0.48%
Nokia Oyj	576,950	13,279,482
Stora Enso Oyj, Class R	183,589	3,188,216
		16,467,698
France — 2.70%
AXA SA	330,191	14,000,059
BNP Paribas	99,688	10,412,423
Bouygues	33,950	2,623,619
Carrefour SA	35,209	2,575,108
Credit Agricole SA	16,753	653,257
France Telecom SA	542,087	14,316,385
Neuf Cegetel*	16,557	619,516
Sanofi-Aventis	54,823	4,767,618
Suez SA	299,427	15,791,588
Total SA	324,107	22,708,665
Unibail	13,138	3,981,834
		92,450,072
Germany — 1.61%
Allianz SE	78,991	16,219,499
Bayerische Motoren Werke AG	34,434	2,031,761
Celesio AG	33,892	2,129,718
Deutsche Lufthansa AG	156,681	4,255,116
Deutsche Postbank AG	31,315	2,730,384
Deutsche Telekom AG	242,365	4,008,189
E.ON AG	36,164	4,916,959
Heidelberger Druckmaschinen	39,002	1,787,058
Henkel KGaA* (Non-voting)	27,256	4,029,487
Metro AG	61,709	4,369,825
Siemens AG	29,216	3,123,036
Stada Arzneimittel AG	49,146	2,983,869
TUI AG	102,734	2,540,261
		55,125,162
Greece — 0.14%
Alpha Bank AE	71,697	2,269,901
National Bank of Greece SA	47,641	2,526,557
		4,796,458
Ireland — 0.43%
Anglo Irish Bank Corp. PLC	115,307	2,464,525
Bank of Ireland	285,178	6,152,424
Depfa Bank PLC	210,884	3,774,906
EcoSecurities Group PLC*	130,580	734,911
Smurfit Kappa PLC*	63,200	1,578,761
		14,705,527
Italy — 0.48%
Banca Popolare di Verona e Novara Scrl	48,534	1,507,394
ENI SpA	220,457	7,173,958
Intesa Sanpaolo SpA	1,033,433	7,848,208
		16,529,560
Luxembourg — 0.12%
SES, FDR	222,316	4,243,856

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Netherlands — 1.86%
ABN AMRO Holding NV	299,115	12,874,235
Aegon NV	587,053	11,700,484
ASML Holding NV*	208,548	5,151,108
ING Groep NV CVA	226,897	9,593,126
Ordina NV	19,947	461,246
Royal Dutch Shell PLC, Class B	246,351	8,197,660
Royal KPN NV	587,295	9,147,713
TNT NV	139,406	6,393,122
		63,518,694
Norway — 0.10%
Telenor ASA	197,100	3,502,098
Spain — 0.67%
Altadis SA	48,315	3,102,514
Banco Santander Central Hispano SA	875,894	15,632,042
Repsol YPF SA	123,064	4,149,331
		22,883,887
Sweden — 0.51%
Electrolux AB, Class B	163,700	4,149,468
Holmen AB, Class B	54,300	2,235,672
Svenska Cellulosa AB, Class B	114,500	6,132,640
Telefonaktiebolaget LM Ericsson, Class B	1,373,000	5,053,288
		17,571,068
Switzerland — 1.99%
Credit Suisse Group	214,035	15,359,299
Holcim Ltd.	62,695	6,279,045
Nestle SA	43,033	16,759,550
Novartis AG	172,209	9,877,766
Roche Holding AG	111,217	19,677,945
		67,953,605
United Kingdom — 8.13%
Aberdeen Asset Management PLC	509,267	2,179,700
ACP Capital Ltd.	244,193	627,098
Anite Group PLC	366,860	590,174
Ashtead Group PLC	53,758	159,739
AstraZeneca PLC	102,910	5,536,663
Aviva PLC	160,575	2,365,167
Barclays PLC	1,267,520	17,983,825
BP PLC	2,649,850	28,784,081
BPP Holdings PLC	83,060	1,036,271
British American Tobacco PLC	118,336	3,700,265
British Polythene Industries PLC	43,639	428,516
BT Group PLC	502,520	3,003,735
Cadbury Schweppes PLC	90,125	1,156,338
Carnival PLC	18,117	873,106
Cattles PLC	278,409	2,243,516
Centaur Media PLC	229,206	631,460
Centrica PLC	268,105	2,039,137
Chemring Group PLC	9,486	346,647
Compass Group PLC	521,369	3,488,318
Computacenter PLC	38,747	212,540
Countrywide PLC	16,382	191,490
Daily Mail & General Trust, Class A (Non-voting)	240,120	3,836,864
Diageo PLC	490,997	9,947,116
Dignity PLC	40,036	525,495
DSG International PLC	415,315	1,389,372
Electrocomponents PLC	255,304	1,454,448
Elementis PLC	338,891	598,531
Enodis PLC	208,065	842,424

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Entertainment Rights PLC*	458,314	299,880
Evolution Group PLC	119,074	344,450
Experian Group Ltd.	229,786	2,647,540
Fenner PLC	129,205	544,744
Foseco PLC	147,290	582,588
Future PLC	515,518	426,074
Gallaher Group PLC	279,494	6,231,526
Galliford Try PLC	231,600	779,339
Georgica PLC*	218,005	540,541
GlaxoSmithKline PLC	499,801	13,739,962
Gyrus Group PLC*	31,707	282,804
Hanson PLC	298,580	4,803,308
HBOS PLC	957,527	19,728,302
Highway Insurance Holdings PLC	265,409	370,822
Home Retail Group	229,786	2,007,699
HSBC Holdings PLC	362,688	6,348,500
ICAP PLC	66,364	692,803
Kesa Electricals PLC	182,581	1,218,000
Kingfisher PLC	715,338	3,916,864
Lamprell PLC*	147,390	852,722
Land Securities Group PLC	56,392	2,374,779
LogicaCMG PLC	891,538	3,122,855
London Scottish Bank PLC	283,312	645,324
Lookers PLC	191,225	767,656
Majestic Wine PLC	85,274	654,445
Meggitt PLC	202,153	1,187,453
Misys PLC	88,606	416,292
National Grid PLC	69,174	1,085,589
Northgate Information Solutions PLC	545,202	890,487
Old Mutual PLC	979,958	3,164,521
PayPoint PLC	54,639	715,017
Phoenix IT Group Ltd.	62,494	427,044
Premier Farnell PLC, Preferred	29,509	874,669
Prudential PLC	960,337	13,559,309
Psion PLC	97,606	324,605
Quintain Estates & Development PLC	47,193	831,640
Reed Elsevier PLC	366,526	4,381,704
Rentokil Initial PLC	686,973	2,203,532
Rexam PLC	62,219	673,407
Royal Bank of Scotland Group PLC	505,831	19,748,727
Safestore Holdings Ltd.*	117,350	579,627
Scottish & Southern Energy PLC	151,295	4,587,956
Southern Cross Healthcare Ltd.	96,009	823,268
Speedy Hire PLC	31,620	728,014
Sports Direct International PLC*	293,259	1,602,867
SSL International PLC	225,292	1,774,472
Taylor Nelson Sofres PLC	184,136	856,963
Ted Baker PLC	57,133	658,835
Telent PLC*	47,957	447,088
Tesco PLC	730,807	6,388,842
Tomkins PLC	301,659	1,584,965
Travis Perkins PLC	17,995	712,479
Ultra Electronics Holdings PLC	23,548	576,920
Vanco PLC*	70,673	700,237
Vectura Group PLC*	201,270	347,551
Vodafone Group PLC	9,091,676	24,242,379
Wolseley PLC	401,057	9,399,610
Yule Catto & Co. PLC	107,881	506,320
Zetar PLC*	62,943	730,788
		277,828,740
Total international equities (cost $568,029,795)		676,356,927

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

		Face
		amount
Bonds — 5.35%
US bonds — 2.41%
US corporate bonds — 1.49%
Boise Cascade LLC,
7.125%, due 10/15/14		$8,000,000	7,920,000
Bowater, Inc.,
9.500%, due 10/15/12		4,000,000	4,080,000
Ford Motor Credit Co.,
7.875%, due 06/15/10		23,500,000	23,587,397
Residential Capital LLC,
6.375%, due 06/30/10		5,520,000	5,518,515
Univision Communications, Inc.,
7.850%, due 07/15/11		8,000,000	8,360,000
WDAC Subsidiary Corp.,
8.500%, due 12/01/14	EUR	1,050,000	1,504,334
Total US corporate bonds (cost $50,730,245)			50,970,246

Asset-backed securities — 0.33%
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26[1,2]		$7,809,131	6,356,632
Home Equity Mortgage Trust,
Series 06-5, Class B1, 9.320%, due 01/25/37[3,4]		5,000,000	1,500,000
Nomura Asset Acceptance Corp.,
Series 06-54, Class B4, 8.000%, due 08/25/36[4]		6,474,000	3,496,284
Total asset-backed securities (cost $16,633,917)			11,352,916

Collateralized debt obligations — 0.59%
Brentwood Investors CDO Corp., due 05/01/16[1,5]		1,200,000	1,200,000
Colts,
Series 07-1, due 03/20/21[1,5]		1,700,000	1,666,000
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB, due 05/01/22[1,5,6]		2,600,000	2,600,000
Greywolf CLO Ltd.,
Series 07-1A, Class SUB, due 02/18/21[1,5,6]		1,000,000	980,000
MC Funding Ltd.,
Series 06-1, due 12/20/20[1,5]		2,900,000	2,857,950
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB, due 03/14/22[1,5]		2,400,000	2,400,000
Regent’s Park CDO BV,
Series 1A, Class F, due 01/26/23[1,5,6]		2,000,000	2,749,179
Shasta CLO I Ltd.,
due 04/20/21[1,5]		6,000,000	5,760,000
Total collateralized debt obligations (cost $19,888,124)			20,213,129

Total US bonds (cost $87,252,286)			82,536,291

International bonds — 2.94%
Foreign government bonds — 0.28%
Argentina — 0.06%
Republic of Argentina,
5.475%, due 08/03/12 [4]		3,000,000	2,152,500

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Turkey — 0.22%
Republic of Turkey,
7.000%, due 09/26/16	7,340,000		7,459,275
Total foreign government bonds (cost $9,631,112)			9,611,775

International collateralized debt obligations — 2.18%
Cayman Islands — 0.93%
Avenue CLO Fund Ltd.,
Series 06-4I, Class SUB, due 11/07/18[3,5]	2,625,000		2,466,188
Series 07-5I, Class SUB, due 04/25/19[3,5]	2,200,000		2,090,000
Babson CLO Ltd.,
Series 07-1A, Class INC, due 01/18/21[1,5]	1,500,000		1,500,000
Black Diamond CLO Ltd.,
Series 06-1A, Class INC, due 04/29/19[3,5]	2,500,000		2,500,000
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC, due 11/20/20[1,5]	2,000,000		2,000,000
Cent CDO Ltd.,
Series 06-12A, Class INC, 5.375%, due 11/18/20[3,4]	2,000,000		1,870,000
Duane Street CLO,
Series 06-3A, Class SUB, due 01/11/21[1,5,6]	1,200,000		1,140,000
Emerson Place CLO Ltd.,
Series 06-1A, Class SUB, due 01/15/19[1,5]	2,750,000		2,612,500
FM Leveraged Capital Fund II,
due 11/20/20[1,4,5]	5,300,000		4,770,000
GSC Partners CDO Fund V.,
due 11/20/16[1,5]	1,200,000		1,044,000
GSC Partners CDO Fund Ltd.,
Series 07-8A, Class SUB, due 04/17/21[1,5,6]	1,500,000		1,393,350
Harbourview CLO VI Ltd.,
Series 6A, Class SUB, due 12/27/19[1,5]	1,200,000		1,200,000
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43[1]	8,000,000		7,083,200
			31,669,238
Ireland — 0.34%
Avoca CLO I BV,
Series VI-A, Class M, due 01/16/23[1,5]	EUR	2,000,000	2,671,700
Eurocredit CDO BV,
Series VI-X, Class SUB, due 01/16/22[3,5]	4,500,000		6,011,325
Menton CDO PLC,
Series III-A, Class E, 12.510%, due 11/28/56[1,6]	$2,900,000		2,816,190
			11,499,215
Luxembourg — 0.27%
Ashwell SA,
due 12/22/66[1,4]	EUR	3,000,000	3,328,270
due 12/22/77[1,4,5]	GBP	1,400,000	2,603,465
GSC European CDO SA,
Series I-RA, Class SUB, due 12/15/22[1,5]	EUR	2,400,000	3,206,040
			9,137,775

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Netherlands — 0.64%
Ares Euro CLO BV,
Series 07-1A, Class G, due 05/15/24[1,5,6]	EUR	1,400,000	1,870,190
Cadogan Square CLO BV,
Series 3A, Class M, 11.328%, due 01/17/23[3,4]	2,000,000		2,798,873
Grosvenor Place CLO BV,
Series II-A, Class SUB, 7.500%, due 03/28/23[1]	3,250,000		4,341,512
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22[1,5]	3,000,000		4,007,550
Highlander Euro CDO,
Series 06-2CA, Class F1, due 12/14/22[1,5]	5,000,000		6,478,873
Queen Street CLO,
Series 06-1A, Class F, due 04/15/23[1,5,6]	1,900,000		2,519,688
			22,016,686
Total international collateralized debt obligations (cost $74,151,683)			74,322,914

International corporate bonds — 0.48%
Canada — 0.11%
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	$4,000,000		3,890,000

Ireland — 0.06%
Smurfit Kappa Funding PLC,
7.750%, due 04/01/15	EUR	1,500,000	2,131,516

Luxembourg — 0.31%
Hellas Telecommunications Luxembourg III,
8.500%, due 10/15/13	EUR	1,721,000	2,517,403
Lighthouse International Co. SA,
8.000%, due 04/30/14	5,500,000		7,971,685
			10,489,088
Total international corporate bonds (cost $16,422,384)			16,510,604

Total international bonds (cost $100,205,179)			100,445,293

Total bonds (cost $187,457,465)			182,981,584

	Shares
Investment companies — 66.58%
UBS Emerging Markets Equity Relationship Fund[7]	8,429,413	245,332,157
UBS International Equity Relationship Fund[7]	43,961,644	866,066,368
UBS Opportunistic Emerging Markets Debt Relationship Fund[7]	2,720,257	30,861,314
UBS Opportunistic High Yield Relationship Fund[7]	2,914,342	39,602,408
UBS Small-Cap Equity Relationship Fund[7]	4,024,500	197,444,005
UBS U.S. Equity Alpha Relationship Fund[7]	26,550,685	330,787,019
UBS U.S. Large Cap Equity Relationship Fund[7]	17,639,574	367,576,975
UBS U.S. Large Cap Growth Equity Relationship Fund[7]	17,917,764	198,779,673
Total investment companies (cost $1,848,350,415)		2,276,449,919

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Number of
rights
Rights — 0.01%
United Kingdom — 0.01%
Meggitt PLC, expires 04/17/07* (cost $0)	101,076	197,411

Shares
Short-term investments — 7.68%
Investment company — 3.31%
UBS U.S. Cash Management
Prime Relationship Fund,
5.40%[7,8] (cost $113,263,642)	113,263,642	113,263,642

	Face
	amount
US government obligation — 4.37%
US Treasury Bills,
4.98%, due 06/28/07[9,10] (cost $149,261,554)	$151,056,000	149,267,195

Total short-term investments (cost $262,525,196)		262,530,837

	Number of
	contracts
Options purchased — 0.19%
Call options — 0.12%
5 Year US Treasury Note Futures, strike @ 105.50, expires May 2007*	5,985	4,021,172

Put options — 0.07%
5 Year US Treasury Note Futures, strike @ 105.50, expires May 2007*	5,985	2,337,891
S&P 500, strike @ 1425, expires June 2007*	1,099	34,179
90 Day Euro Futures, strike @ 94.63, expires June 2007*	7,111	133,331
Total put options		2,505,401

Total options purchased (cost $8,548,369)		6,526,573

Total investments— 99.59% (cost $2,874,911,240)		3,405,043,251
Cash and other assets, less liabilities — 0.41%		14,136,393
Net assets — 100.00%		$3,419,179,644

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $2,874,911,240; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$542,094,715
Gross unrealized depreciation	(11,962,704)
Net unrealized appreciation	$530,132,011

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

*	Non-income producing security.
1

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $83,156,289 or 2.43% of net assets as of March 31, 2007 are considered illiquid and restricted.

2	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
3	Security is illiquid. These securities amounted to $19,236,386 or 0.56% of net assets.
4	Floating rate security — The interest rate shown is the current rate as of March 31, 2007.
5	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
6	Security is being fair valued by a valuation committee under the direction of The Board of Trustees. At March 31, 2007, the value of these securities amounted to $16,068,597 or 0.47% of net assets.
7	Investment in affiliated mutual fund.
8	The rate shown is the effective yield at the date of purchase.
9	This security was pledged to cover margin requirements for futures contracts.
10	Interest rate shown is the discount rate at date of purchase.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
FDR	Fiduciary depositary receipt
CVA	Dutch certification — depository certificate

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Restricted securities

					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Ares Euro CLO BV,
Series 07-1A, Class G, due 05/15/24	03/16/07	$1,863,680	0.06%	$1,870,190	0.05%
Ashwell SA,
due 12/22/66	10/16/06	3,092,344	0.09	3,328,270	0.10
due 12/22/77	01/29/07	2,527,693	0.07	2,603,465	0.08
Avoca CLO I BV,
Series VI-A, Class M, due 01/16/23	10/19/06	2,525,500	0.07	2,671,700	0.08
Babson CLO Ltd.,
Series 07-1A, Class INC, due 01/18/21	02/02/07	1,425,345	0.04	1,500,000	0.04
Brentwood Investors CDO Corp.,
due 05/01/16	12/07/06	1,165,059	0.03	1,200,000	0.04
Callidus Debt Partners CDO Fund I Ltd.,
due 11/20/20	11/01/06	1,902,228	0.06	2,000,000	0.06
Colts,
Series 07-1, due 03/20/21	02/09/07	1,615,000	0.05	1,666,000	0.04
Duane Street CLO,
Series 06-3A, Class SUB, due 01/11/21	11/15/06	1,141,317	0.03	1,140,000	0.03
Emerson Place CLO Ltd.,
Series 06-1A, Class SUB, due 01/15/19	11/03/06	2,454,920	0.07	2,612,500	0.08
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	7,215,832	0.21	6,356,632	0.19
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.16	4,770,000	0.14
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB, due 05/01/22	02/27/07	2,600,000	0.08	2,600,000	0.08
Greywolf CLO Ltd.,
Series 07-1A, Class SUB, due 02/18/21	12/08/06	990,000	0.03	980,000	0.03
Grosvenor Place CLO BV,
Series II-A, Class SUB, 7.500%, due 03/28/23	12/15/06	4,209,455	0.12	4,341,512	0.13
GSC European CDO SA,
Series I-RA, Class SUB, due 12/15/22	12/01/06	3,200,760	0.09	3,206,040	0.09
GSC Partners CDO Fund V.,
due 11/20/16	02/07/07	1,105,035	0.03	1,044,000	0.03
GSC Partners CDO Fund Ltd.,
Series 07-8A, Class SUB, due 04/17/21	02/28/07	1,393,452	0.04	1,393,350	0.04
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22	10/31/06	3,641,817	0.11	4,007,550	0.12
Harbourview CLO VI Ltd.,
Series 6A, Class SUB, due 12/27/19	10/20/06	1,129,992	0.03	1,200,000	0.03
Highlander Euro CDO,
Series 06-2CA, Class F1, due 12/14/22	11/28/06	6,404,408	0.19	6,478,873	0.19
LNR CDO Ltd.,
Series 06-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	8,137,763	0.24	7,083,200	0.21
Menton CDO PLC,
Series III-A, Class E, 12.510%, due 11/28/56	10/18/06	2,900,000	0.09	2,816,190	0.08
MC Funding Ltd.,
Series 06-1, due 12/20/20	12/08/06	2,857,837	0.08	2,857,950	0.08
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB, due 03/14/22	02/26/07	2,400,000	0.07	2,400,000	0.07
Queen Street CLO,
Series 06-1A, Class F, due 04/15/23	12/12/06	2,523,200	0.07	2,519,688	0.07
Regent’s Park CDO BV
Series 1A, Class F, due 01/26/23	09/25/06	2,551,500	0.08	2,749,179	0.08
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,708,728	0.17	5,760,000	0.17
		$83,982,865	2.46%	$83,156,289	2.43%

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	173,520,000	JPY	16,237,654,560	05/29/07	$(1,319,593)
Australian Dollar	32,965,000	USD	25,208,335	05/29/07	(1,417,715)
Brazilian Real	67,400,000	USD	31,480,617	05/29/07	(989,892)
Canadian Dollar	301,625,000	USD	264,489,370	05/29/07	2,805,956
Czech Koruna	2,737,420,000	USD	126,964,588	05/29/07	(4,192,015)
Euro	146,475,000	CHF	234,488,166	05/29/07	(2,198,155)
Euro	99,000,025	CZK	2,737,420,000	05/29/07	(1,388,261)
Euro	25,783,917	HUF	6,416,650,000	06/12/07	(125,004)
Euro	26,452,195	JPY	4,043,800,000	05/29/07	(840,250)
Euro	662,585,000	USD	856,440,440	05/29/07	(30,652,656)
Euro	9,080,000	USD	12,179,890	05/29/07	23,253
Great Britain Pound	418,010,000	USD	794,158,354	05/29/07	(28,272,138)
Japanese Yen	8,673,454,400	NZD	103,360,000	05/29/07	(611,769)
Japanese Yen	7,416,200,000	USD	64,344,341	05/29/07	935,044
Latvian Lats	18,280,000	EUR	25,349,281	06/12/07	(310,885)
New Zealand Dollar	107,816,563	JPY	8,583,600,000	05/29/07	(3,327,623)
New Zealand Dollar	46,720,000	USD	30,809,504	05/29/07	(2,434,735)
Singapore Dollar	95,860,000	USD	62,714,260	05/29/07	(703,000)
South African Rand	103,300,000	USD	13,667,637	05/29/07	(484,347)
South Korean Won	162,730,000,000	USD	173,597,184	05/29/07	412,595
United States Dollar	111,076,941	CAD	130,030,000	05/29/07	1,734,312
United States Dollar	107,973,830	CHF	131,700,000	05/29/07	934,338
United States Dollar	51,758,021	EUR	38,645,000	05/29/07	(18,678)
United States Dollar	206,421,920	SEK	1,444,200,000	05/29/07	1,056,888
United States Dollar	101,030,360	SGD	155,905,000	05/29/07	2,110,343
United States Dollar	239,199,511	TWD	7,829,000,000	05/29/07	(2,091,145)
Net unrealized depreciation on forward foreign currency contracts					$(71,365,132)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2007:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 1,252 contracts (USD)	June 2007	$135,726,271	$135,372,500	$(353,771)

US treasury futures sale contracts:
5 Year US Treasury Notes, 958 contracts (USD)	June 2007	101,754,880	101,353,407	401,473

Index futures buy contracts:
Amsterdam Exchanges Index, 350 contracts (EUR)	April 2007	45,565,840	47,806,732	2,240,892
MSCI Taiwan Index, 702 contracts (USD)	April 2007	22,149,300	21,846,240	(303,060)
S&P 500 Index, 402 contracts (USD)	June 2007	142,053,115	143,835,600	1,782,485

Interest rate futures buy contracts:
Australian 10 Year Bond, 1,858 contracts (AUD)	June 2007	141,883,751	138,862,240	(3,021,511)
Long Gilt, 162 contracts (GBP)	June 2007	34,461,750	34,368,933	(92,817)

Index futures sale contracts:
CAC 40 Euro Index, 2,814 contracts (EUR)	June 2007	198,262,611	208,196,751	(9,934,140)
DAX Index, 1,213 contracts (EUR)	June 2007	275,469,418	282,311,760	(6,842,342)
DJ Euro STOXX 50 Index, 8,994 contracts (EUR)	June 2007	480,881,435	493,801,496	(12,920,061)
FTSE 100 Index, 139 contracts (GBP)	June 2007	17,268,896	17,303,581	(34,685)
Hang Seng Index, 341 contracts (HKD)	April 2007	43,184,833	43,376,195	(191,362)
IBEX 35 Index, 373 contracts (EUR)	April 2007	70,403,474	73,066,614	(2,663,140)
NIKKEI 225 Index, 2,678 contracts (JPY)	June 2007	381,408,240	393,382,383	(11,974,143)
MSCI Singapore Index, 658 contracts (SGD)	April 2007	34,167,483	34,436,410	(268,927)
OMXS 30 Index, 5,494 contracts (SEK)	April 2007	91,263,578	94,001,783	(2,738,205)
Russell 2000 Index, 481 contracts (USD)	June 2007	188,790,817	194,324,000	(5,533,183)
S&P MIB Index, 248 contracts (EUR)	June 2007	66,092,885	67,959,338	(1,866,453)
S&P Toronto Stock Exchange 60 Index, 1,429 contracts (CAD)	June 2007	185,816,273	187,199,619	(1,383,346)
SPI 200 Index, 1,298 contracts (AUD)	June 2007	154,494,736	158,424,450	(3,929,714)

Interest rate futures sale contracts:
Canadian 10 Year Bond, 173 contracts (CAD)	June 2007	16,943,208	16,985,318	(42,110)
Euro-Bund, 449 contracts (EUR)	June 2007	69,387,415	68,928,631	458,784
Japanese 10 Year Bond, 196 contracts (JPY)	June 2007	223,367,625	223,127,970	239,655
Net unrealized depreciation on futures contracts				$(58,969,681)

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures positions at March 31, 2007 was $480,132,381.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Put Options Written

	Expiration	Premium
	date	received	Value
90 Day Euro Futures, 7,111 contracts, strike @ 94.38	June 2007	$(157,864)	$(44,444)

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

International equities
Aerospace & defense	0.06%
Air freight & logistics	0.19
Airlines	0.12
Automobiles	0.06
Beverages	0.29
Capital markets	0.54
Chemicals	0.05
Commercial banks	4.01
Commercial services & supplies	0.11
Communications equipment	0.55
Computers & peripherals	0.01
Construction & engineering	0.02
Construction materials	0.32
Consumer finance	0.07
Containers & packaging	0.08
Diversified consumer services	0.06
Diversified financial services	0.59
Diversified telecommunication services	1.10
Electric utilities	0.28
Electronic equipment & instruments	0.07
Energy equipment & services	0.02
Food & staples retailing	0.41
Food products	0.54
Health care equipment & supplies	0.06
Health care providers & services	0.09
Hotels, restaurants & leisure	0.22
Household durables	0.12
Household products	0.12
Industrial conglomerates	0.14
Insurance	1.84
Internet & catalog retail	0.06
IT services	0.17
Machinery	0.09
Marine	0.09
Media	0.44
Multi-utilities	0.55
Oil, gas & consumable fuels	2.08
Paper & forest products	0.34
Pharmaceuticals	1.66
Real estate investments trusts (REITs)	0.19
Real estate management & development	0.05
Semiconductors & semiconductor equipment	0.15
Software	0.01
Specialty retail	0.26
Textiles, apparel & luxury goods	0.02
Tobacco	0.38
Trading companies & distributors	0.32
Wireless telecommunication services	0.78
Total international equities	19.78

UBS Dynamic Alpha Fund – Portfolio of investments

March 31, 2007 (unaudited)

Bonds
US bonds
US corporate bonds
Consumer finance	0.69
Media	0.29
Paper & forest products	0.35
Thrift & mortgage finance	0.16
Total US corporate bonds	1.49
Asset-backed securities	0.33
Collateralized debt obligations	0.59
Total US bonds	2.41
International bonds
International corporate bonds
Containers & packaging	0.06
Diversified financial services	0.08
Media	0.23
Paper & forest products	0.11
Total international corporate bonds	0.48
International collateralized debt obligations	2.18
Foreign government bonds	0.28
Total international bonds	2.94
Total bonds	5.35
Investment companies
UBS Emerging Markets Equity Relationship Fund	7.18
UBS International Equity Relationship Fund	25.33
UBS Opportunistic Emerging Markets Debt Relationship Fund	0.90
UBS Opportunistic High Yield Relationship Fund	1.16
UBS Small-Cap Equity Relationship Fund	5.77
UBS U.S. Equity Alpha Relationship Fund	9.68
UBS U.S. Large Cap Equity Relationship Fund	10.75
UBS U.S. Large Cap Growth Equity Relationship Fund	5.81
Total investment companies	66.58
Rights	0.01
Short-term investments	7.68
Options purchased	0.19
Total investments	99.59
Cash and other assets, less liabilities	0.41
Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 60.25%
US equities — 44.87%
Abercrombie & Fitch Co.	68,400	$5,176,512
Adobe Systems, Inc.*	133,300	5,558,610
Akamai Technologies, Inc.*	27,600	1,377,792
Allergan, Inc.	470,400	52,129,728
Allstate Corp.	311,500	18,708,690
Amazon.com, Inc.*	352,900	14,041,891
American Electric Power Co., Inc.	397,500	19,378,125
American International Group, Inc.	260,700	17,524,254
Analog Devices, Inc.	665,800	22,963,442
Anheuser-Busch Cos., Inc.	278,800	14,068,248
Apache Corp.	35,800	2,531,060
Apple, Inc.*	107,000	9,941,370
AT&T, Inc.	790,800	31,181,244
Bank of New York Co., Inc.	120,100	4,870,055
Baxter International, Inc.	157,600	8,300,792
BEA Systems, Inc.*	687,200	7,964,648
Best Buy Co., Inc.	67,500	3,288,600
Boeing Co.	28,600	2,542,826
BorgWarner, Inc.	294,200	22,188,564
Bristol-Myers Squibb Co.	887,000	24,623,120
Broadcom Corp., Class A*	112,900	3,620,703
Burlington Northern Santa Fe Corp.	541,800	43,576,974
C.R. Bard, Inc.	82,300	6,543,673
Carnival Corp.	650,100	30,463,686
Cephalon, Inc.*	111,500	7,939,915
Chevron Corp.	160,900	11,900,164
Chico’s FAS, Inc.*	500,600	12,229,658
Cisco Systems, Inc.*	397,800	10,155,834
Citigroup, Inc.	1,696,307	87,088,401
City National Corp.	125,900	9,266,240
Coach, Inc.*	256,500	12,837,825
Constellation Brands, Inc., Class A*	675,100	14,298,618
Costco Wholesale Corp.	493,100	26,548,504
Dell, Inc.*	544,900	12,647,129
Dominion Resources, Inc.	56,700	5,033,259
Dun & Bradstreet Corp.	30,900	2,818,080
eBay, Inc.*	314,400	10,422,360
Embarq Corp.	102,002	5,747,813
ENSCO International, Inc.	351,700	19,132,480
EOG Resources, Inc.	239,200	17,064,528
Exelon Corp.	806,100	55,387,131
Expeditors International of Washington, Inc.	82,500	3,408,900
Express Scripts, Inc.*	86,500	6,982,280
Exxon Mobil Corp.	261,800	19,752,810

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

FedEx Corp.	288,100	30,950,583
Fifth Third Bancorp	793,600	30,704,384
Fortune Brands, Inc.	223,700	17,632,034
Freddie Mac	334,600	19,905,354
Genentech, Inc.*	72,800	5,978,336
General Dynamics Corp.	84,400	6,448,160
General Electric Co.	1,588,800	56,179,968
Genzyme Corp.*	550,800	33,059,016
Goldman Sachs Group, Inc.	29,700	6,136,911
Google, Inc., Class A*	33,900	15,531,624
H&R Block, Inc.	145,600	3,063,424
Halliburton Co.[1]	544,100	17,269,734
Harley-Davidson, Inc.	209,700	12,319,875
Harman International Industries, Inc.	23,100	2,219,448
Hartford Financial Services Group, Inc.	214,900	20,540,142
Hilton Hotels Corp.	100,200	3,603,192
Hologic, Inc.*	63,000	3,631,320
Home Depot, Inc.	725,200	26,643,848
Illinois Tool Works, Inc.	744,400	38,411,040
Intel Corp.	1,780,800	34,066,704
International Game Technology	51,900	2,095,722
Johnson & Johnson	448,738	27,040,952
Johnson Controls, Inc.	451,700	42,739,854
JPMorgan Chase & Co.	760,600	36,797,828
Las Vegas Sands Corp.*	49,300	4,269,873
Linear Technology Corp.	438,600	13,855,374
Masco Corp.	1,287,400	35,274,760
McAfee, Inc.*	375,000	10,905,000
McGraw-Hill Cos., Inc.	307,500	19,335,600
Medco Health Solutions, Inc.*	301,600	21,875,048
Medtronic, Inc.	474,100	23,259,346
Mellon Financial Corp.	884,700	38,165,958
Merck & Co., Inc.	585,200	25,848,284
Merrill Lynch & Co., Inc.	68,700	5,610,729
Microsoft Corp.	2,728,600	76,046,082
Millennium Pharmaceuticals, Inc.*	790,300	8,977,808
Monster Worldwide, Inc.*	131,300	6,219,681
Moody’s Corp.	26,000	1,613,560
Morgan Stanley	1,012,550	79,748,438
National Semiconductor Corp.	594,100	14,341,574
Network Appliance, Inc.*	50,100	1,829,652
News Corp., Class A	685,500	15,848,760
NiSource, Inc.	474,200	11,589,448
Northeast Utilities	206,600	6,770,282
Northrop Grumman Corp.	231,600	17,189,352
Omnicom Group, Inc.	284,600	29,137,348
PACCAR, Inc.	314,800	23,106,320
Peabody Energy Corp.	40,400	1,625,696
Pepco Holdings, Inc.	310,700	9,016,514

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

PepsiCo, Inc.	140,100	8,904,756
PNC Financial Services Group, Inc.	346,100	24,908,817
Praxair, Inc.	144,600	9,104,016
Precision Castparts Corp.	12,400	1,290,220
Procter & Gamble Co.	82,700	5,223,332
QUALCOMM, Inc.	213,700	9,116,442
Quest Diagnostics, Inc.	138,500	6,906,995
R.H. Donnelley Corp.	261,292	18,522,990
Red Hat, Inc.*	474,300	10,875,699
Research In Motion Ltd.*	12,300	1,678,827
Rockwell Automation, Inc.	87,900	5,262,573
Schlumberger Ltd.	83,600	5,776,760
Sempra Energy	377,100	23,006,871
Southwestern Energy Co.*	41,300	1,692,474
Sprint Nextel Corp.	2,414,152	45,772,322
Starwood Hotels & Resorts Worldwide, Inc.	76,400	4,954,540
Symantec Corp.*	1,392,872	24,096,685
SYSCO Corp.	739,300	25,010,519
Target Corp.	110,300	6,536,378
Texas Instruments, Inc.	86,300	2,597,630
United Technologies Corp.	149,100	9,691,500
UnitedHealth Group, Inc.	565,900	29,975,723
Viacom, Inc., Class B*	389,400	16,008,234
Waters Corp.*	130,600	7,574,800
Weatherford International Ltd.*	82,000	3,698,200
Wells Fargo & Co.	1,805,700	62,170,251
Wyeth	827,500	41,399,825
Wynn Resorts Ltd.[1]	66,700	6,327,162
Xilinx, Inc.	763,900	19,655,147
XTO Energy, Inc.	109,400	5,996,214
Yahoo!, Inc.*	469,700	14,696,913

Total US equities (cost $1,989,677,150)		2,176,089,291

International equities — 15.38%
Australia — 0.51%
National Australia Bank Ltd.	187,207	6,119,355
Qantas Airways Ltd.	2,161,012	9,179,493
QBE Insurance Group Ltd.	379,357	9,680,816
		24,979,664
Austria — 0.08%
Telekom Austria AG	148,997	3,723,994

Belgium — 0.25%
KBC Groep NV	70,207	8,732,417
Solvay SA, Class A	20,637	3,171,415
		11,903,832

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Canada — 0.56%
Alcan, Inc.	73,220	3,816,699
Canadian Pacific Railway Ltd.[1]	122,000	6,863,491
Cott Corp.*[1]	146,700	1,946,682
Magna International, Inc., Class A1	31,900	2,393,398
Manulife Financial Corp.[1]	106,300	3,655,357
Toronto-Dominion Bank[1]	141,000	8,478,320
		27,153,947
Cayman Islands — 0.44%
GlobalSantaFe Corp.	342,400	21,119,232

Denmark — 0.08%
Novo-Nordisk A/S, Class B1	40,450	3,691,282

Finland — 0.20%
Nokia Oyj	197,447	4,544,577
Stora Enso Oyj, Class R1	309,111	5,368,037
		9,912,614
France — 1.09%
AXA SA	323,228	13,704,828
France Telecom SA	539,991	14,261,030
Sanofi-Aventis	57,315	4,984,332
Total SA	281,301	19,709,448
		52,659,638
Germany — 1.15%
Allianz SE	79,714	16,367,955
Bayerische Motoren Werke AG	60,495	3,569,477
Deutsche Postbank AG	92,901	8,100,124
E.ON AG	36,868	5,012,677
Henkel KGaA (Non-voting)	18,571	2,745,509
IKB Deutsche Industriebank AG	65,152	2,597,944
MAN AG	34,010	3,957,150
Metro AG	59,400	4,206,316
Muenchener Rueckversicherungs-Gelleschaft AG	14,735	2,492,160
SAP AG	60,703	2,705,977
Siemens AG	36,548	3,906,788
		55,662,077
Greece — 0.07%
Alpha Bank AE	18,163	575,034
National Bank of Greece SA	51,094	2,709,681
		3,284,715
Hong Kong — 0.20%
Esprit Holdings Ltd.	381,500	4,474,880
Sun Hung Kai Properties Ltd.	279,000	3,227,952
Yue Yuen Industrial Holdings	589,500	1,999,328
		9,702,160
Ireland — 0.40%
Bank of Ireland	451,615	9,743,132
CRH PLC	129,232	5,524,306
Depfa Bank PLC	232,741	4,166,155
		19,433,593

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Italy — 0.45%
Intesa Sanpaolo SpA	2,048,051	15,553,529
UniCredito Italiano SpA	681,697	6,488,345
		22,041,874
Japan — 2.91%
Aeon Co., Ltd.	192,200	3,832,909
Aiful Corp.[1]	71,250	2,206,912
Asahi Breweries Ltd.	299,000	4,795,570
Bank of Yokohama Ltd.	484,000	3,610,285
Bridgestone Corp.	193,400	3,865,046
Canon, Inc.	141,300	7,590,199
East Japan Railway Co.	629	4,900,051
Funai Electric Co., Ltd.[1]	24,300	2,319,883
Honda Motor Co., Ltd.	222,800	7,770,774
Hoya Corp.	101,700	3,374,465
Japan Tobacco, Inc.	738	3,626,120
KDDI Corp.	386	3,082,366
Kubota Corp.	457,000	4,006,118
Mitsubishi Corp.	288,500	6,695,922
Mitsui Fudosan Co., Ltd.	125,000	3,670,231
Mitsui Sumitomo Insurance Co., Ltd.	526,000	6,601,782
Nissan Motor Co., Ltd.	387,500	4,153,195
Nitto Denko Corp.	107,500	5,044,764
NOK Corp.[1]	98,400	1,674,236
Nomura Holdings, Inc.	176,700	3,681,250
NTN Corp.[1]	288,000	2,492,872
NTT DoCoMo, Inc.	2,645	4,893,160
Rohm Co., Ltd.	58,000	5,261,541
Shin-Etsu Chemical Co., Ltd.	75,500	4,606,628
SMC Corp.	20,400	2,736,965
Sompo Japan Insurance, Inc.	279,000	3,478,030
Sumitomo Mitsui Financial Group, Inc.	891	8,090,377
Sumitomo Trust & Banking Co., Ltd.	337,000	3,514,706
Takefuji Corp.[1]	58,680	2,355,367
Tanabe Seiyaku Co., Ltd.	115,000	1,564,367
Tokyo Gas Co., Ltd.	588,000	3,278,310
Toyota Motor Corp.	145,600	9,328,581
Yamada Denki Co., Ltd.	34,560	3,220,204
		141,323,186
Netherlands — 1.30%
ABN AMRO Holding NV	442,960	19,065,480
Aegon NV	365,122	7,277,203
ASML Holding NV*	229,322	5,664,223
ING Groep NV CVA	185,458	7,841,100
Koninklijke Philips Electronics NV1	119,054	4,546,905
Reed Elsevier NV	263,754	4,664,926
Royal KPN NV1	402,474	6,268,939
STMicroelectronics NV	148,831	2,864,937
TNT NV	107,936	4,949,916
		63,143,629

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Norway — 0.21%
Statoil ASA	246,600	6,714,427
Telenor ASA	182,800	3,248,013
		9,962,440
Singapore — 0.02%
Singapore Telecommunications Ltd.	346,000	748,034

Spain — 0.34%
Banco Santander Central Hispano SA	935,557	16,696,845

Sweden — 0.25%
Sandvik AB	356,600	6,332,474
Telefonaktiebolaget LM Ericsson, Class B	1,585,000	5,833,548
		12,166,022
Switzerland — 1.42%
Alcon, Inc.	40,700	5,365,074
Clariant AG*	142,649	2,447,625
Credit Suisse Group	244,053	17,513,411
Holcim Ltd.	66,221	6,632,182
Nestle SA	18,975	7,389,967
Novartis AG	211,443	12,128,196
Roche Holding AG1	79,575	14,079,435
Straumann Holding AG1	12,094	3,468,509
		69,024,399
United Kingdom — 3.45%
AstraZeneca PLC	45,035	2,422,929
Balfour Beatty PLC	231,722	2,175,092
Barclays PLC	1,046,980	14,854,760
BP PLC	2,172,371	23,597,450
British Sky Broadcasting Group PLC	326,063	3,618,867
Cadbury Schweppes PLC	297,200	3,813,190
Carnival PLC	95,182	4,587,072
Diageo PLC	562,985	11,405,522
Experian Group Ltd.	362,363	4,175,060
Gallaher Group PLC	356,684	7,952,534
GlaxoSmithKline PLC	140,953	3,874,920
Home Retail Group	151,479	1,323,511
Kesa Electricals PLC	502,076	3,349,355
Kingfisher PLC	1,092,852	5,983,958
Prudential PLC	713,725	10,077,314
Rentokil Initial PLC	501,011	1,607,041
Rio Tinto PLC	66,504	3,797,844
Royal Bank of Scotland Group PLC	449,890	17,564,670
Scottish & Southern Energy PLC	159,417	4,834,252
Tesco PLC	841,179	7,353,733
Vodafone Group PLC	6,988,121	18,633,383
Wolseley PLC	292,508	6,855,537

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

WPP Group PLC	238,238	3,609,888
		167,467,882
Total international equities (cost $608,005,919)		745,801,059

Total equities (cost $2,597,683,069)		2,921,890,350

		Face amount
Bonds — 20.49%
US bonds — 13.41%
US corporate bonds — 1.56%
American General Finance Corp.,
5.375%, due 10/01/12		$630,000	632,812
AT&T Corp.,
8.000%, due 11/15/31		450,000	556,104
AT&T, Inc.,
6.450%, due 06/15/34		540,000	549,634
AvalonBay Communities, Inc.,
7.500%, due 08/01/09		275,000	289,323
Avon Products, Inc.,
7.150%, due 11/15/09		195,000	204,537
Bank of America Corp.,
5.420%, due 03/15/17[2]		2,000,000	1,979,234
BellSouth Corp.,
6.550%, due 06/15/34		675,000	693,981
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		660,000	714,443
Capital One Financial Corp.,
5.500%, due 06/01/15		685,000	675,574
Citigroup, Inc.,
5.000%, due 09/15/14		1,275,000	1,244,731
5.500%, due 11/18/15	GBP	1,520,000	2,946,771
5.625%, due 08/27/12		$3,775,000	3,843,380
Comcast Cable Communications LLC,
6.750%, due 01/30/11		2,250,000	2,369,347
Computer Sciences Corp.,
3.500%, due 04/15/08		325,000	317,307
ConAgra Foods, Inc.,
5.819%, due 06/15/17[2]		1,000	1,007
Coors Brewing Co.,
6.375%, due 05/15/12		925,000	963,092
DaimlerChrysler N.A. Holding Corp.,
4.050%, due 06/04/08		3,325,000	3,275,098
Devon Financing Corp. ULC,
6.875%, due 09/30/11		1,050,000	1,117,013
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35		520,000	505,353
Erac USA Finance Co.,
8.000%, due 01/15/11[2]		700,000	764,533

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,000,000	969,531
Ford Motor Credit Co.,
5.800%, due 01/12/09	12,750,000	12,507,074
General Electric Capital Corp.,
6.000%, due 06/15/12	5,325,000	5,532,856
6.750%, due 03/15/32	1,250,000	1,416,290
GMAC LLC,
6.875%, due 09/15/11	2,170,000	2,172,103
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	3,425,000	3,620,937
HSBC Bank USA N.A.,
5.625%, due 08/15/35	1,355,000	1,279,003
HSBC Finance Corp.,
6.750%, due 05/15/11	1,925,000	2,027,895
ICI Wilmington, Inc.,
4.375%, due 12/01/08	600,000	591,133
International Lease Finance Corp.,
3.500%, due 04/01/09	1,775,000	1,721,457
John Deere Capital Corp.,
7.000%, due 03/15/12	700,000	756,605
JPMorgan Chase & Co.,
6.750%, due 02/01/11	2,000,000	2,103,212
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	890,000	820,871
Kraft Foods, Inc.,
5.625%, due 11/01/11	975,000	986,890
MBNA Corp.,
7.500%, due 03/15/12	550,000	605,339
Metlife, Inc.,
5.000%, due 11/24/13	700,000	693,118
Morgan Stanley,
6.750%, due 04/15/11	3,475,000	3,675,421
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	375,000	483,729
PPL Energy Supply LLC,
6.400%, due 11/01/11	825,000	856,687
Sprint Capital Corp.,
8.750%, due 03/15/32	1,375,000	1,621,839
U.S. Bank N.A.,
6.375%, due 08/01/11	625,000	654,445
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	975,000	1,030,874
Wachovia Bank N.A.,
7.800%, due 08/18/10	1,550,000	1,667,564
Waste Management, Inc.,
7.375%, due 08/01/10	650,000	691,491
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	2,625,000	2,749,057

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Wyeth,
5.500%, due 03/15/13	750,000	756,401

Total US corporate bonds (cost $76,486,731)		75,635,096

Asset-backed securities — 0.31%
Conseco Finance,
Series 01-D, Class M2, 7.070%, due 11/15/32[3]	1,208,007	1,180,161
Countrywide Asset-Backed Certificates,
Series 03-SD3, Class A1, 5.740%, due 12/25/32[2,3]	6,905	6,919
Series 04-SD1, Class A1, 5.660%, due 06/25/33[2,3]	183,691	184,237
Green Tree Financial Corp.,
Series 96-4, Class A6, 7.400%, due 06/15/27	249,838	260,506
GSAMP Trust,
Series 06-S5, Class A2, 5.658%, due 09/25/36[4]	2,000,000	1,980,400
Home Equity Mortgage Trust,
Series 06-3, Class A2, 5.594%, due 09/25/36[3]	1,250,000	1,254,306
Series 06-4, Class A2, 5.730%, due 11/25/36[4]	3,000,000	3,025,254
Providian Gateway Master Trust,
Series 04-EA, Class C, 5.900%, due 11/15/11[2,3]	3,000,000	3,007,968
Rutland Rated Investments,
Series DRYD-1A, Class A6F1, 6.957%, due 06/20/13[2]	1,645,000	1,692,294
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31[2]	191,098	175,493
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37[2,4]	2,500,000	2,195,750

Total asset-backed securities (cost $15,087,517)		14,963,288

Collateralized debt obligation — 0.15%
G-Force CDO, Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46[5]	7,000,000	7,019,684
(cost $6,900,092)

Commercial mortgage-backed securities — 1.05%
Asset Securitization Corp.,
Series 95-MD4, Class A3, 7.384%, due 08/13/29[3]	3,250,000	3,271,153
Series 95-MD4, Class A5, 7.384%, due 08/13/29[3]	5,000,000	5,059,489
Series 97-D4, Class B1, 7.525%, due 04/14/29	5,000,000	5,512,243
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A4, 5.356%, due 10/10/45	4,550,000	4,542,461
Bear Stearns Commercial Mortgage Securities,
Series 05-LXR1, Class H, 6.520%, due 09/15/18[2,3]	3,500,000	3,493,370
DLJ Commercial Mortgage Corp.,
Series 00-CKP1, Class A1B, 7.180%, due 11/10/33	1,192,608	1,257,060
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	414,114	414,535

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

GS Mortgage Securities Corp., II,
Series 06-RR2, Class A1, 5.674%, due 06/23/46[2,3]	9,025,000	9,174,743
Series 98-GLII, Class A1, 6.312%, due 04/13/31	473,553	473,911
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15[2]	164,665	167,872
Series 99-HMTA, Class C, 7.730%, due 08/03/15[2]	750,000	790,406
Series 99-HMTA, Class D, 7.970%, due 08/03/15[2]	5,300,000	5,602,196
Series 99-HMTA, Class E, 8.070%, due 08/03/15[2]	460,000	486,677
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2, 7.400%, due 07/15/31	853,364	881,967
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40[2]	1,131,643	1,116,684
Morgan Stanley Capital I,
Series 03-T11, Class A4, 5.150%, due 06/13/41	5,065,000	5,040,395
Nomura Asset Securities Corp.,
Series 96-MD5, Class A4, 8.201%, due 04/13/39[3]	271,407	272,543
PNC Mortgage Acceptance Corp.,
Series 00-C1, Class A2, 7.610%, due 02/15/10	1,696,941	1,779,925
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2, 6.605%, due 05/10/34	1,055,000	1,106,598
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C3, Class A2, 6.592%, due 12/18/33	540,000	561,182

Total commercial mortgage-backed securities (cost $52,202,120)		51,005,410

Mortgage & agency debt securities — 5.47%
Bear Stearns Alt-A Trust,
Series 05-3, Class B1, 5.308%, due 04/25/35[3]	7,371,530	7,319,559
Countrywide Alternative Loan Trust,
Series 05-J2, Class 2A1, 7.500%, due 12/25/34	1,320,243	1,333,967
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-20, Class 3A2, 4.750%, due 07/25/18	270,910	268,746
Series 06-16, Class M1, 6.250%, due 11/25/36[3]	2,989,351	3,043,744
Series 06-HYB1, Class 1A1, 5.373%, due 03/20/36[3]	5,469,230	5,479,479
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-26, Class 5A1, 7.324%, due 11/25/31[3]	65,751	65,511
Series 02-10, Class 2A1, 7.500%, due 05/25/32	14,164	14,237
Series 03-8, Class 5A1, 6.500%, due 04/25/33	370,790	371,569
Series 03-27, Class 9A1, 7.000%, due 11/25/33	195,342	199,995
Series 05-9, Class 3A1, 6.000%, due 10/25/35	4,025,499	4,034,612
Series 05-10, Class 10A3, 6.000%, due 11/25/35	1,085,749	1,098,227
Series 05-11, Class 4A1, 7.000%, due 12/25/35	3,896,555	3,957,017
Series 05-12, Class 1A1, 6.500%, due 01/25/36	5,795,782	5,882,028
Federal Home Loan Bank System,
5.000%, due 02/20/09[1]	8,100,000	8,115,860
5.000%, due 10/02/09	5,280,000	5,299,774
Federal Home Loan Mortgage Corp.,
5.375%, due 12/27/11	6,765,000	6,756,239

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

5.600%, due 10/17/13	2,815,000	2,820,104
5.750%, due 06/27/16	3,300,000	3,424,176
Federal Home Loan Mortgage Corp. Gold Pools,
# E93969, 5.500%, due 01/01/18	94,525	94,955
# E01345, 5.500%, due 04/01/18	318,238	319,607
# B11810, 5.500%, due 01/01/19	1,507,554	1,514,040
# D96274, 5.500%, due 09/01/23	2,422,319	2,415,653
# C90798, 5.500%, due 02/01/24	4,477,364	4,461,945
# G11429, 6.000%, due 12/01/17	235,277	239,553
# C56030, 6.000%, due 03/01/31	394,290	400,378
# A24844, 6.000%, due 07/01/34	1,267,779	1,281,318
# E01127, 6.500%, due 02/01/17	97,222	99,645
# E92004, 6.500%, due 10/01/17	525,029	537,778
# C20606, 6.500%, due 01/01/29	1,757,623	1,812,961
# C00742, 6.500%, due 04/01/29	55,631	57,349
# G01717, 6.500%, due 11/01/29	1,078,773	1,112,772
# G00944, 7.000%, due 06/01/28	166,224	172,945
# G01391, 7.000%, due 04/01/32	1,434,107	1,492,486
Federal Home Loan Mortgage Corp., REMICs,
Series 2148, Class ZA, 6.000%, due 04/15/29	721,715	722,463
Series 2426, Class GH, 6.000%, due 08/15/30	322,436	322,976
Series 3149, Class PC, 6.000%, due 10/15/31	9,825,000	10,030,096
Series 3164, Class NC, 6.000%, due 12/15/32	7,875,000	8,040,863
Federal National Mortgage Association,
4.250%, due 08/15/10[1]	8,075,000	7,936,675
4.375%, due 03/15/13[1]	29,970,000	29,182,269
5.200%, due 11/08/10	6,450,000	6,437,197
5.500%, due 03/15/11	5,670,000	5,799,429
6.070%, due 05/12/16	3,790,000	3,813,756
6.250%, due 02/01/11	5,535,000	5,806,298
Federal National Mortgage Association Pools,
# 809205, 4.272%, due 01/01/35[3]	2,981,212	2,947,262
# 809625, 4.648%, due 01/01/35[3]	4,181,107	4,170,165
# 357351, 5.500%, due 02/01/18	7,201,611	7,237,067
# 244450, 5.500%, due 11/01/23	143,047	142,401
# 255182, 5.500%, due 04/01/24	5,100,003	5,082,722
# 829952, 5.500%, due 09/01/24	3,103,500	3,094,816
# 705626, 5.500%, due 05/01/33	4,981,834	4,941,011
# 555523, 5.500%, due 06/01/33	6,330,225	6,278,745
# 720109, 5.500%, due 07/01/33	5,209,997	5,167,305
# 190015, 6.000%, due 09/01/08	593,209	594,297
# 323789, 6.000%, due 06/01/14	902,602	919,244
# 829951, 6.000%, due 07/01/17	2,565,940	2,613,250
# 254403, 6.000%, due 08/01/17	593,883	604,460
# 555412, 6.000%, due 04/01/18	252,381	256,958
# 809903, 6.000%, due 03/01/20	4,783,652	4,863,388
# 596124, 6.000%, due 11/01/28	121,779	123,633
# 252339, 6.000%, due 03/01/29	737,184	748,422
# 522564, 6.000%, due 07/01/29	550,988	559,347

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

# 676733, 6.000%, due 01/01/33	2,049,974	2,075,754
# 891332, 6.178%, due 04/01/36[3]	1,329,470	1,343,143
# 313697, 6.500%, due 12/01/10	826,905	830,713
# 629627, 6.500%, due 03/01/17	454,177	465,276
# 652185, 6.500%, due 06/01/17	542,459	555,868
# 323030, 6.500%, due 03/01/28	123,807	127,744
# 190299, 6.500%, due 05/01/28	1,408,428	1,453,174
# 429348, 6.500%, due 07/01/28	3,127,591	3,226,956
# 445778, 6.500%, due 10/01/28	784,632	809,560
# 252162, 6.500%, due 12/01/28	129,688	133,808
# 252342, 6.500%, due 04/01/29	491,709	507,164
# 252497, 6.500%, due 06/01/29	549,246	566,368
# 252645, 6.500%, due 08/01/29	183,763	189,492
# 725770, 6.500%, due 10/01/29	1,294,649	1,335,781
# 725768, 6.500%, due 12/01/29	1,576,158	1,626,270
# 545079, 6.500%, due 05/01/30	120,993	124,837
# 545339, 6.500%, due 11/01/31	7,375	7,597
# 545759, 6.500%, due 07/01/32	3,254,254	3,345,765
# 650101, 7.000%, due 08/01/32	710,528	740,425
# 754504, 7.000%, due 01/01/34	269,460	277,717
# 578040, 7.500%, due 05/01/31	17,099	17,885
# 653819, 7.500%, due 02/01/33	220,871	231,524
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 06/25/30	291,391	302,117
Series 01-T4, Class A1, 7.500%, due 07/25/41	1,285,589	1,335,158
Series 01-T5, Class A3, 7.500%, due 06/19/30[3]	62,772	65,302
Series 02-T19, Class A1, 6.500%, due 07/25/42	1,603,897	1,642,620
Federal National Mortgage Association Whole Loan,
Series 01-W3, Class A, 7.000%, due 09/25/41	64,191	65,937
Series 03-W6, Class 6A, 6.098%, due 08/25/42[3]	225,360	231,528
Series 04-W11, Class 1A3, 7.000%, due 05/25/44	1,836,193	1,898,629
Series 95-W3, Class A, 9.000%, due 04/25/25	905	977
First Horizon Alternative Mortgage Securities,
Series 04-AA3, Class A1, 5.304%, due 09/25/34[3]	974,395	979,464
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1, 5.590%, due 02/25/35[3]	297,468	297,687
Government National Mortgage Association,
Series 01-35, Class AZ, 6.500%, due 08/20/31	3,026,095	3,100,952
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	33,234	33,757
# 495814, 6.000%, due 01/15/29	42,704	43,416
# 2713, 6.000%, due 02/20/29	29,703	30,161
# 2753, 6.000%, due 05/20/29	71,587	72,691
# 781148, 6.000%, due 07/15/29	712,156	724,030
# 80329, 6.125%, due 10/20/29[3]	143,799	145,652
# 422480, 6.500%, due 03/15/26	337,580	347,079
# 781276, 6.500%, due 04/15/31	1,053,949	1,084,368
# 491532, 6.500%, due 01/20/34	557,649	570,891
# 338523, 8.000%, due 12/15/22	7,655	8,128

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7, 6.300%, due 09/25/36[3]	8,000,000	8,207,162
Residential Asset Securitization Trust,
Series 04-IP2, Class B1, 5.429%, due 12/25/34[3]	4,928,088	4,897,616
Structured Asset Securities Corp.,
Series 02-23XS, Class A7, 6.080%, due 11/25/32[4]	5,170,000	5,133,072
Washington Mutual Mortgage Pass-Through Certificates,
Series 07-HY1, Class 3A2, 5.888%, due 02/25/37[3]	7,000,000	6,971,552
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2, 5.250%, due 12/25/33	3,327,383	3,214,981

Total mortgage & agency debt securities (cost $266,221,097)		265,332,492

Stripped mortgage-backed securities — 0.07%
Federal National Mortgage Association Interest Strip,
5.500%, due 02/01/36[6,8]	2,605,942	604,110
Federal National Mortgage Association Principal Strip,
due 08/01/34[6,7]	2,499,455	1,903,486
MLCC Mortgage Investors, Inc.,
Series 03-D, Class XA1, 1.000%, due 08/25/28[3,6,8]	4,782,371	11,022
Sequoia Mortgage Trust,
Series 04-11, Class XAI, 0.920%, due 12/20/34[3,6,8]	23,857,947	313,136
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, 5.500%, due 08/25/35[6,8]	3,333,283	492,701

Total stripped mortgage-backed securities (cost $4,552,063)		3,324,455

US government obligations — 4.80%
US Treasury Bonds,
4.500%, due 02/15/36[1]	21,830,000	20,581,586
6.250%, due 08/15/23[1]	15,985,000	18,351,531
8.125%, due 08/15/21[1]	13,810,000	18,378,086
8.750%, due 05/15/17[1]	10,945,000	14,468,776
US Treasury Notes,
3.875%, due 02/15/13[1]	715,000	690,617
4.625%, due 10/31/11[1]	46,510,000	46,662,599
4.750%, due 12/31/08[1]	43,125,000	43,182,270
5.125%, due 05/15/16[1]	68,310,000	70,628,783

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Total US government obligations (cost $233,585,194)			232,944,248

Total US bonds (cost $655,034,814)			650,224,673

International bonds — 7.08%
International corporate bonds — 0.34%
Germany — 0.12%
Kreditanstalt fuer Wiederaufbau,
4.750%, due 12/07/10	GBP	1,245,000	2,381,158
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	4,245,000	3,392,006
			5,773,164
Luxembourg — 0.00%[9]
Telecom Italia Capital SA,
5.250%, due 11/15/13	$325,000		315,101

United Kingdom — 0.22%
Abbey National PLC,
7.950%, due 10/26/29	295,000		371,131
Halifax PLC,
9.375%, due 05/15/21	GBP	1,300,000	3,466,217
Lloyds TSB Bank PLC,
6.625%, due 03/30/15	1,445,000		3,008,597
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10[10]	$675,000		745,980
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	1,220,000	3,006,985
			10,598,910
Total international corporate bonds (cost $16,244,515)			16,687,175

International mortgage & agency debt securities — 0.05%
United Kingdom — 0.05%
Mound Financing PLC,
Series 5A, Class 2C, 5.810%, due 02/08/42[2,3]	$1,200,000		1,200,000
Paragon Mortgages PLC,
Series 7A, Class B1A, 6.110%, due 05/15/43[2,3]	1,040,000		1,041,113

Total international mortgage & agency debt securities (cost $2,240,000)			2,241,113

Foreign government bonds — 6.60%
Austria — 0.37%
Republic of Austria,
5.000%, due 01/15/08	EUR	10,750,000	14,461,198
5.250%, due 01/04/11	2,590,000		3,601,982
			18,063,180

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Belgium — 0.16%
Government of Belgium,
5.750%, due 03/28/08	EUR	5,480,000	7,435,514

Canada — 0.20%
Government of Canada,
6.000%, due 06/01/11	CAD	10,500,000	9,783,235

Egypt — 0.07%
Egypt Government Agency for International Development,
4.450%, due 09/15/15		$3,620,000	3,496,196

France — 0.99%
French Treasury Note,
3.500%, due 07/12/09	EUR	6,210,000	8,202,717
Government of France,
3.750%, due 04/25/21		8,830,000	11,230,784
4.750%, due 04/25/35		3,545,000	5,080,955
5.500%, due 04/25/10		7,090,000	9,864,515
5.500%, due 04/25/29		8,550,000	13,360,434
			47,739,405
Germany — 2.25%
Bundesobligation,
3.500%, due 10/10/08	EUR	7,000,000	9,279,228
Bundesschatzanweisungen,
2.250%, due 09/14/07		9,750,000	12,927,505
Deutsche Bundesrepublik,
3.750%, due 01/04/09		3,720,000	4,947,099
3.750%, due 01/04/17		6,245,000	8,132,322
4.500%, due 07/04/09		17,475,000	23,577,652
4.750%, due 07/04/34		8,920,000	12,843,307
5.000%, due 07/04/12		6,020,000	8,404,825
5.250%, due 07/04/10		8,100,000	11,215,978
6.250%, due 01/04/24		3,400,000	5,634,941
6.500%, due 07/04/27		6,965,000	12,094,710
			109,057,567
Italy — 0.49%
Republic of Italy,
4.500%, due 05/01/09	EUR	7,480,000	10,083,886
5.250%, due 08/01/11		9,760,000	13,646,635
			23,730,521
Japan — 1.30%
Government of Japan,
0.300%, due 03/20/08	JPY	720,000,000	6,090,006
0.500%, due 06/20/07		2,520,000,000	21,373,274
1.300%, due 06/20/11		1,340,000,000	11,470,737
1.500%, due 03/20/14		280,000,000	2,392,330
1.900%, due 06/20/25		305,000,000	2,536,733
2.300%, due 06/20/35		220,000,000	1,855,460
2.600%, due 03/20/19		250,000,000	2,311,974
Government of Japan CPI Linked Bond (TIPS),
0.500%, due 12/10/14		1,125,000,000	9,160,482
1.000%, due 06/10/16		710,000,000	5,919,077
			63,110,073

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Netherlands — 0.22%
Government of Netherlands,
4.000%, due 01/15/37	EUR	3,070,000	3,912,493
5.000%, due 07/15/11		4,945,000	6,852,504
			10,764,997
Sweden — 0.07%
Government of Sweden,
6.750%, due 05/05/14	SEK	17,625,000	2,954,411
8.000%, due 08/15/07		2,950,000	429,100
			3,383,511
United Kingdom — 0.48%
UK Gilts,
4.750%, due 09/07/15	GBP	3,425,000	6,614,208
4.750%, due 03/07/20		3,810,000	7,440,145
5.000%, due 03/07/12		1,515,000	2,952,970
8.000%, due 06/07/21		2,425,000	6,293,123
			23,300,446
Total foreign government bonds (cost $312,597,244)			319,864,645

Sovereign/supranational bond — 0.09%
European Investment Bank,
5.750%, due 09/15/09
(cost $4,008,307)	AUD	5,400,000	4,300,243

Total international bonds (cost $335,090,066)			343,093,176

Total bonds (cost $990,124,880)			993,317,849

	Shares
Investment companies — 14.67%
iShares Russell 1000 Growth Index Fund	7,200	400,464
iShares Russell 2000 Index Fund[1]	250,000	19,862,500
UBS Corporate Bond Relationship Fund[11]	6,966,720	83,358,891
UBS Emerging Markets Equity Relationship Fund[11]	7,238,101	210,659,875
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund[11]	700,000	7,264,460
UBS High Yield Relationship Fund[11]	2,080,862	44,950,158
UBS Small-Cap Equity Relationship Fund[11]	2,816,127	138,160,615
UBS U.S. Securitized Mortgage Relationship Fund[11]	16,178,204	206,728,331

Total investment companies (cost $556,190,960)		711,385,294

Short-term investments — 4.04%
Other — 3.22%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
5.41%[11,12]
(cost $156,210,064)	156,210,064	156,210,064

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount
US government obligations — 0.82%
US Treasury Bills,
4.98%, due 06/28/07[13,14]	$1,400,000	1,383,421
5.03%, due 05/31/07[1,13]	38,850,000	38,537,996

Total US government obligations (cost $39,911,245)		39,921,417

Total short-term investments (cost $196,121,309)		196,131,481

	Shares
Investment of cash collateral from securities loaned — 2.70%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
5.41%[11,12]
(cost $130,959,328)	130,959,328	130,959,328

Total investments— 102.15% (cost $4,471,079,546)		4,953,684,302
Liabilities, in excess of cash and other assets — (2.15)%		(104,070,132)
Net assets — 100.00%		$4,849,614,170

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $4,471,079,546; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$535,859,691
Gross unrealized depreciation	(53,254,935)
Net unrealized appreciation	$482,604,756

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $33,080,496 or 0.68% of net assets.

3	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
4	Step bond – Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
5

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent $7,019,684 or 0.15% of net assets as of March 31, 2007 are considered illiquid and restricted.

6	Security is illiquid. These securities amounted to $3,324,455 or 0.07% of net assets.
7

Principal only security – This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

8

Interest only security – This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

9	Amount represents less than 0.005%.
10	Perpetual bond security. The maturity date reflects the next call date.
11	Investment in affiliated mutual fund.
12	The rate shown is the effective yield at the date of purchase.
13	Interest rate shown is the discount rate at date of purchase.
14	This security was pledged to cover margin requirements for futures contracts.

CPI	Consumer price index
CVA	Dutch certification – depository certificate
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

Restricted Security

03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Security	date	cost	of net assets	value	net assets
G-Force CDO, Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$6,900,092	0.14%	$7,019,684	0.15%

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	51,730,000	JPY	4,839,289,770	05/18/07	$(476,021)
Canadian Dollar	29,075,000	USD	25,707,907	05/18/07	491,077
Euro	71,820,000	CHF	115,042,353	05/18/07	(1,071,970)
Euro	69,615,000	JPY	10,880,469,464	05/18/07	(255,915)
Euro	226,770,000	USD	292,965,297	05/18/07	(10,509,657)
Great Britain Pound	105,540,000	USD	200,897,501	05/18/07	(6,763,003)
Singapore Dollar	135,375,000	USD	88,617,185	05/18/07	(872,256)
United States Dollar	22,067,198	AUD	29,075,000	05/18/07	1,425,402
United States Dollar	5,221,081	CAD	6,165,000	05/18/07	125,841
United States Dollar	191,367,749	CHF	234,400,000	05/18/07	2,279,580
United States Dollar	39,350,381	EUR	30,225,000	05/18/07	1,098,226
United States Dollar	25,245,570	GBP	13,040,000	05/18/07	411,934
United States Dollar	329,030,831	JPY	37,938,900,000	05/18/07	(5,077,431)
United States Dollar	52,842,449	JPY	6,312,100,000	05/18/07	1,055,431
United States Dollar	253,948,063	SEK	1,779,750,000	05/18/07	1,574,265
United States Dollar	140,953,553	SGD	217,590,000	05/18/07	2,883,990
Net unrealized depreciation on forward foreign currency contracts					$(13,680,507)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
5 Year US Treasury Notes, 127 contracts	June 2007	$13,368,218	$13,436,203	$67,985
10 Year US Treasury Notes, 133 contracts	June 2007	14,323,975	14,380,625	56,650

Index futures buy contracts:
Amsterdam Exchanges Index, 554 contracts (EUR)	April 2007	72,124,216	75,671,227	3,547,011
FTSE 100 Index, 985 contracts (GBP)	June 2007	121,508,496	122,618,899	1,110,403

Index futures sale contracts:
DAX Index, 216 contracts (EUR)	June 2007	49,015,385	50,271,509	(1,256,124)
Nikkei 225 Index, 322 contracts (JPY)	June 2007	45,871,673	47,299,898	(1,428,225)
S&P Toronto Stock Exchange, 379 contracts (CAD)	June 2007	49,282,273	49,649,164	(366,891)
S&P 500 Index, 68 contracts (USD)	June 2007	23,895,812	24,330,400	(434,588)
SPI 200 Index, 420 contracts (AUD)	June 2007	49,990,593	51,262,149	(1,271,556)

Net unrealized appreciation on futures contracts				$24,665

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at March 31, 2007 was $1,383,421.

Currency type abbreviations:

AUD       Australian Dollar

CAD       Canadian Dollar

EUR        Euro

GBP        Great Britain Pound

JPY         Japanese Yen

USD        United States Dollar

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Equities
US equities
Aerospace & defense	0.77%
Air freight & logistics	0.71
Auto components	1.34
Automobiles	0.25
Beverages	0.77
Biotechnology	1.15
Building products	0.73
Capital markets	2.77
Chemicals	0.19
Commercial banks	2.62
Commercial services & supplies	0.19
Communications equipment	0.43
Computers & peripherals	0.50
Diversified consumer services	0.06
Diversified financial services	2.59
Diversified telecommunication services	0.76
Electric utilities	1.87
Electrical equipment	0.11
Energy equipment & services	0.94
Food & staples retailing	1.06
Health care equipment & supplies	0.86
Health care providers & services	1.35
Hotels, restaurants & leisure	1.07
Household durables	0.41
Household products	0.11
Industrial conglomerates	1.16
Insurance	1.17
Internet & catalog retail	0.29
Internet software & services	0.87
Life sciences tools & services	0.16
Machinery	1.27
Media	2.04
Multi-utilities	0.82
Multiline retail	0.13
Oil, gas & consumable fuels	1.25
Pharmaceuticals	3.53
Road & rail	0.90
Semiconductors & semiconductor equipment	2.29
Software	2.79
Specialty retail	0.98
Textiles, apparel & luxury goods	0.26
Thrifts & mortgage finance	0.41
Wireless telecommunication services	0.94
Total US equities	44.87
International equities
Air freight & logistics	0.10
Airlines	0.19
Auto components	0.16
Automobiles	0.51
Beverages	0.37
Capital markets	0.44
Chemicals	0.32
Commercial banks	3.23

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Commercial services & supplies	0.03
Communications equipment	0.21
Construction & engineering	0.04
Construction materials	0.25
Consumer finance	0.09
Diversified financial services	0.25
Diversified telecommunication services	0.58
Electric utilities	0.20
Electronic equipment & instruments	0.07
Energy equipment & services	0.44
Food & staples retailing	0.32
Food products	0.23
Gas utilities	0.07
Health care equipment & supplies	0.18
Hotels, restaurants & leisure	0.10
Household durables	0.14
Household products	0.06
Industrial conglomerates	0.08
Insurance	1.51
Internet & catalog retail	0.03
Machinery	0.40
Media	0.25
Metals & mining	0.16
Office electronics	0.16
Oil, gas & consumable fuels	1.03
Paper & forest products	0.11
Pharmaceuticals	0.88
Real estate management & development	0.14
Road & rail	0.24
Semiconductors & semiconductor equipment	0.29
Software	0.06
Specialty retail	0.35
Textiles, apparel & luxury goods	0.04
Tobacco	0.24
Trading companies & distributors	0.28
Wireless telecommunication services	0.55
Total international equities	15.38
Total equities	60.25
Bonds
US bonds
US corporate bonds
Automobiles	0.07
Beverages	0.02
Capital markets	0.15
Chemicals	0.01
Commercial banks	0.13
Commercial services & supplies	0.01
Consumer finance	0.42
Diversified financial services	0.41
Diversified telecommunication services	0.09
Electric utilities	0.02
Food products	0.02
Insurance	0.01
IT services	0.01
Media	0.05
Multi-utilities	0.03
Oil, gas & consumable fuels	0.04
Pharmaceuticals	0.02
Real estate investment trusts (REITs)	0.01

UBS Global Allocation Fund — Portfolio of investments

March 31, 2007 (unaudited)

Road & rail	0.01
Trading companies & distributors	0.02
Wireless telecommunication services	0.01
Total US corporate bonds	1.56
Asset-backed securities	0.31
Collateralized debt obligations	0.15
Commercial mortgage-backed securities	1.05
Mortgage & agency debt securities	5.47
Stripped mortgage-backed securities	0.07
US government obligations	4.80
Total US bonds	13.41
International bonds
International corporate bonds
Automobiles	0.07
Commercial banks	0.26
Diversified telecommunication services	0.01
Total international corporate bonds	0.34
International mortgage & agency debt securities	0.05
Foreign government bonds	6.60
Sovereign/supranational bonds	0.09
Total international bonds	7.08
Total bonds	20.49
Investment companies
iShares Russell 1000 Growth Index Fund	0.01
iShares Russell 2000 Index Fund	0.41
UBS Corporate Bond Relationship Fund	1.72
UBS Emerging Markets Equity Relationship Fund	4.34
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.15
UBS High Yield Relationship Fund	0.93
UBS Small-Cap Equity Relationship Fund	2.85
UBS U.S. Securitized Mortgage Relationship Fund	4.26
Total investment companies	14.67
Short-term investments	4.04
Investment of cash collateral from securities loaned	2.70
Total investments	102.15
Liabilities, in excess of cash and other assets	(2.15)
Net assets	100.00%

a Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 94.93%
US equities — 55.22%
Allergan, Inc.	68,100	$7,546,842
Amazon.com, Inc.*	50,800	2,021,332
American Electric Power Co., Inc.	42,000	2,047,500
Analog Devices, Inc.	128,100	4,418,169
Anheuser-Busch Cos., Inc.	137,000	6,913,020
AT&T, Inc.	61,900	2,440,717
BEA Systems, Inc.*	70,300	814,777
Bristol-Myers Squibb Co.	68,700	1,907,112
Burlington Northern Santa Fe Corp.	90,500	7,278,915
Carnival Corp.	109,800	5,145,228
Cephalon, Inc.*	22,800	1,623,588
Chico’s FAS, Inc.*	50,800	1,241,044
Citigroup, Inc.	231,000	11,859,540
Coach, Inc.*	29,900	1,496,495
Constellation Brands, Inc., Class A*	54,500	1,154,310
Costco Wholesale Corp.	61,300	3,300,392
Dell, Inc.*	122,500	2,843,225
eBay, Inc.*	35,400	1,173,510
ENSCO International, Inc.	21,100	1,147,840
EOG Resources, Inc.	22,700	1,619,418
Exelon Corp.	61,600	4,232,536
FedEx Corp.	45,000	4,834,350
Fifth Third Bancorp	119,700	4,631,193
Fortune Brands, Inc.	29,300	2,309,426
Freddie Mac	34,000	2,022,660
General Electric Co.	160,400	5,671,744
Genzyme Corp.*	61,800	3,709,236
GlobalSantaFe Corp.	23,900	1,474,152
Halliburton Co.	66,600	2,113,884
Harley-Davidson, Inc.	26,200	1,539,250
Hartford Financial Services Group, Inc.	19,900	1,902,042
Home Depot, Inc.	127,000	4,665,980
Illinois Tool Works, Inc.	132,000	6,811,200
Intel Corp.	310,800	5,945,604
Johnson & Johnson	43,502	2,621,431
Johnson Controls, Inc.	55,400	5,241,948
JPMorgan Chase & Co.	73,300	3,546,254
Linear Technology Corp.	47,000	1,484,730
Masco Corp.	145,300	3,981,220
McAfee, Inc.*	67,200	1,954,176
McGraw-Hill Cos., Inc.	37,500	2,358,000
Medco Health Solutions, Inc.*	48,100	3,488,693
Medtronic, Inc.	30,300	1,486,518
Mellon Financial Corp.	157,200	6,781,608
Merck & Co., Inc.	71,300	3,149,321
Microsoft Corp.	262,500	7,315,875
Morgan Stanley	103,900	8,183,164
National Semiconductor Corp.	54,000	1,303,560
News Corp., Class A	75,100	1,736,312
NiSource, Inc.	49,800	1,217,112
Northeast Utilities	44,300	1,451,711
Northrop Grumman Corp.	29,800	2,211,756
Omnicom Group, Inc.	21,900	2,242,122
PACCAR, Inc.	20,300	1,490,020

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Pepco Holdings, Inc.	57,800	1,677,356
PNC Financial Services Group, Inc.	48,800	3,512,136
R.H. Donnelley Corp.	32,900	2,332,281
Red Hat, Inc.*	62,600	1,435,418
Sempra Energy	50,100	3,056,601
Sprint Nextel Corp.	239,053	4,532,445
Symantec Corp.*	198,365	3,431,714
SYSCO Corp.	117,700	3,981,791
UnitedHealth Group, Inc.	23,500	1,244,795
Viacom, Inc., Class B*	49,300	2,026,723
Wells Fargo & Co.	247,000	8,504,210
Wyeth	176,300	8,820,289
Xilinx, Inc.	137,100	3,527,583
Yahoo!, Inc.*	43,100	1,348,599
Total US equities
(cost $183,833,993)		232,533,703

International equities — 39.71%
Australia — 1.64%
National Australia Bank Ltd.	78,505	2,566,143
QBE Insurance Group Ltd.	170,793	4,358,469
		6,924,612
Austria — 0.61%
Telekom Austria AG	102,780	2,568,858

Canada — 1.91%
Canadian Pacific Railway Ltd.	63,700	3,583,642
Jean Coutu Group, Inc., Class A	97,400	1,216,551
Magna International, Inc., Class A	23,900	1,793,173
Suncor Energy, Inc.	18,900	1,438,168
		8,031,534
France — 4.43%
AXA SA	142,381	6,036,937
France Telecom SA	253,394	6,692,073
Total SA	84,719	5,935,865
		18,664,875
Germany — 2.13%
Allianz SE	25,409	5,217,319
Muenchener Rueckversicherungs-Gesellschaft AG	13,494	2,282,267
Rhoen-Klinikum AG	9,811	584,660
United Internet AG	44,754	869,866
		8,954,112
Hong Kong — 0.39%
Esprit Holdings Ltd.	138,800	1,628,082

Ireland — 1.65%
Bank of Ireland	234,520	5,059,529
Depfa Bank PLC	105,279	1,884,535
		6,944,064
Italy — 0.92%
Intesa Sanpaolo SpA	513,476	3,899,495

Japan — 8.55%
Advantest Corp.	21,500	954,218
Aiful Corp.	34,950	1,082,548
Canon, Inc.	37,600	2,019,756
Funai Electric Co., Ltd.	6,700	639,638
Honda Motor Co., Ltd.	62,600	2,183,350
Hoya Corp.	25,400	842,787
Japan Tobacco, Inc.	507	2,491,115

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Keyence Corp.	4,300	970,273
Mitsui Sumitomo Insurance Co., Ltd.	106,000	1,330,397
Nissan Motor Co., Ltd.	185,500	1,988,175
Nitto Denko Corp.	23,700	1,112,194
Nomura Holdings, Inc.	132,500	2,760,417
NTN Corp.	164,000	1,419,552
NTT DoCoMo, Inc.	2,901	5,366,752
Ricoh Co., Ltd.	98,000	2,207,994
Rohm Co., Ltd.	7,700	698,515
Sompo Japan Insurance, Inc.	134,000	1,670,451
Sumitomo Mitsui Financial Group, Inc.	182	1,652,580
Takefuji Corp.	24,160	969,762
Toyota Motor Corp.	44,700	2,863,926
West Japan Railway Co.	166	766,327
		35,990,727
Netherlands — 2.01%
Aegon NV	162,210	3,232,988
ASML Holding NV*	63,293	1,563,329
ING Groep NV CVA	39,453	1,668,059
Reed Elsevier NV	113,864	2,013,873
		8,478,249
Norway — 0.25%
Statoil ASA	38,450	1,046,917

Spain — 0.89%
Banco Bilbao Vizcaya Argentaria SA	56,242	1,380,905
Banco Santander Central Hispano SA	131,957	2,355,031
		3,735,936
Sweden — 0.76%
Svenska Cellulosa AB, Class B	34,400	1,842,470
Telefonaktiebolaget LM Ericsson, Class B	370,000	1,361,775
		3,204,245
Switzerland — 2.27%
Holcim Ltd.	13,929	1,395,021
Novartis AG	47,209	2,707,869
Roche Holding AG	30,951	5,476,250
		9,579,140
United Kingdom — 11.30%
Associated British Foods PLC	68,074	1,157,409
Barclays PLC	439,374	6,233,926
BP PLC	838,035	9,103,182
British Sky Broadcasting Group PLC	147,015	1,631,672
Experian Group Ltd.	155,295	1,789,272
Home Retail Group	66,135	577,838
HSBC Holdings PLC	101,013	1,768,134
Kingfisher PLC	373,830	2,046,922
Prudential PLC	230,209	3,250,396
Rentokil Initial PLC	523,373	1,678,769
Rio Tinto PLC	48,222	2,753,814
Royal Bank of Scotland Group PLC	131,979	5,152,743
Tullow Oil PLC	238,699	1,713,318
Vodafone Group PLC	3,271,889	8,724,285
		47,581,680
Total international equities
(cost $122,689,257)		167,232,526
Total equities
(cost $306,523,250)		399,766,229

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Investment companies — 6.01%
UBS Emerging Markets Equity Completion Relationship Fund[1]	1,728,068	20,679,270
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund[1]	230,000	2,386,894
UBS U.S. Smaller Cap Equity Completion Relationship Fund[1]	220,000	2,233,638
Total investment companies (cost $20,800,000)		25,299,802

	Number of
	warrants
Warrants — 0.00%[2]
Lucent Technologies, Inc., expires 12/10/07 *(cost $0)	1,067	101

Total investments — 100.94%
(cost $327,323,250)		425,066,132
Liabilities, in excess of cash and other assets — (0.94)%		(3,950,697)
Net assets — 100.00%		$421,115,435

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $327,323,250; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$101,679,821
Gross unrealized depreciation		(3,936,939)
Net unrealized appreciation		$97,742,882

*        Non-income producing security.

1        Investment in affiliated mutual fund.

2        Amount represents less than 0.005%.

CVA Dutch certification – depository certificate.

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	11,865,000	JPY	1,109,958,885	05/18/07	$(109,182)
Canadian Dollar	9,020,000	USD	7,975,419	05/18/07	152,348
Euro	9,830,000	CHF	15,745,841	05/18/07	(146,720)
Euro	21,720,000	USD	28,060,177	05/18/07	(1,006,614)
Great Britain Pound	16,505,000	USD	31,630,875	05/18/07	(844,363)
Japanese Yen	263,700,000	USD	2,284,581	05/18/07	32,894
Japanese Yen	22,400,000	USD	191,641	04/02/07	1,553
Singapore Dollar	8,380,000	USD	5,483,575	05/18/07	(56,011)
Swiss Franc	2,790,000	USD	2,302,826	05/18/07	(2,106)
United States Dollar	4,474,158	AUD	5,895,000	05/18/07	289,002
United States Dollar	7,697,034	CAD	9,020,000	05/18/07	126,038
United States Dollar	24,666,830	CHF	30,170,000	05/18/07	257,828
United States Dollar	12,730,802	EUR	9,690,000	05/18/07	236,840
United States Dollar	4,627,064	GBP	2,390,000	05/18/07	75,500
United States Dollar	2,207,770	HKD	17,075,000	05/18/07	(19,199)
United States Dollar	32,397,385	JPY	3,730,500,000	05/18/07	(543,320)
United States Dollar	25,758,472	SEK	180,630,000	05/18/07	174,944
United States Dollar	12,113,753	SGD	18,700,000	05/18/07	247,854
Net unrealized depreciation on forward foreign currency contracts					$(1,132,714)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

US equities
Aerospace & defense	0.53%
Air freight & logistics	1.15
Auto components	1.24
Automobiles	0.37
Beverages	1.92
Biotechnology	1.27
Building products	0.95
Capital markets	3.55
Commercial banks	3.95
Computers & peripherals	0.68
Diversified financial services	3.66
Diversified telecommunication services	0.58
Electric utilities	2.23
Energy equipment & services	1.12
Food & staples retailing	1.73
Health care equipment & supplies	0.35
Health care providers & services	1.12
Hotels, restaurants & leisure	1.22
Household durables	0.55
Industrial conglomerates	1.35
Insurance	0.45
Internet & catalog retail	0.48
Internet software & services	0.60
Machinery	1.97
Media	2.54
Multi-utilities	1.01
Oil, gas & consumable fuels	0.38
Pharmaceuticals	5.71
Road & rail	1.73
Semiconductors & semiconductor equipment	3.96
Software	3.55
Specialty retail	1.40
Textiles, apparel & luxury goods	0.36
Thrifts & mortgage finance	0.48
Wireless telecommunication services	1.08
Total US equities	55.22

International equities
Auto components	0.43
Automobiles	1.67
Capital markets	0.66
Chemicals	0.26
Commercial banks	7.59
Commercial services & supplies	0.40
Communications equipment	0.32
Construction materials	0.33
Consumer finance	0.49

UBS Global Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Diversified financial services	0.82
Diversified telecommunication services	2.20
Electronic equipment & instruments	0.43
Food & staples retailing	0.29
Food products	0.27
Health care providers & services	0.14
Household durables	0.15
Insurance	6.50
Internet & catalog retail	0.14
Internet software & services	0.21
Machinery	0.34
Media	0.87
Metals & mining	0.65
Office electronics	1.00
Oil, gas & consumable fuels	4.57
Paper & forest products	0.44
Pharmaceuticals	1.94
Road & rail	1.03
Semiconductors & semiconductor equipment	0.76
Specialty retail	0.87
Tobacco	0.59
Wireless telecommunication services	3.35
Total international equities	39.71

Total equities	94.93
Investment companies
UBS Emerging Markets Equity Completion Relationship Fund	4.91
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.57
UBS U.S. Smaller Cap Equity Completion Relationship Fund	0.53
Total investment companies	6.01

Warrants	0.00 †
Total investments	100.94
Liabilities, in excess of cash and other assets	(0.94)
Net assets	100.00%

†                       Amount represents less than 0.005%.

a                       Figures represent the direct investments of the UBS Global Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ diversification were included.

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
International equities — 92.91%
Australia — 3.48%
National Australia Bank Ltd.	61,691	$2,016,533
Qantas Airways Ltd.	566,984	2,408,420
QBE Insurance Group Ltd.	101,731	2,596,075
		7,021,028
Austria — 0.47%
Telekom Austria AG	38,341	958,286

Belgium — 1.53%
KBC Groep NV1	18,189	2,262,366
Solvay SA, Class A	5,300	814,484
		3,076,850
Canada — 3.62%
Alcan, Inc.	18,740	976,850
Canadian Pacific Railway Ltd.[1]	31,400	1,766,505
Cott Corp.*[1]	48,900	648,894
Magna International, Inc., Class A1	10,600	795,299
Manulife Financial Corp.[1]	27,200	935,331
Toronto-Dominion Bank[1]	36,300	2,182,716
		7,305,595
Denmark — 0.47%
Novo-Nordisk AS, Class B1	10,400	949,057

Finland — 1.28%
Nokia Oyj	50,916	1,171,918
Stora Enso Oyj, Class R1	81,431	1,414,135
		2,586,053
France — 6.82%
AXA SA	83,885	3,556,714
France Telecom SA	140,136	3,700,957
Sanofi-Aventis[1]	15,632	1,359,419
Total SA1	73,075	5,120,024
		13,737,114
Germany — 7.42%
Allianz SE	20,697	4,249,787
Bayerische Motoren Werke AG	15,561	918,169
Deutsche Postbank AG	24,055	2,097,378
E.ON AG	9,513	1,293,414
Henkel KGaA* (Non-voting)	6,056	895,310
IKB Deutsche Industriebank AG	21,660	863,695
MAN AG	8,758	1,019,015
Metro AG	15,291	1,082,808
Muenchener Rueckversicherungs-Gesellschaft AG	4,802	812,172
SAP AG	15,854	706,729
Siemens AG	9,406	1,005,452
		14,943,929
Greece — 0.44%
Alpha Bank AE	5,914	187,235
National Bank of Greece SA	13,087	694,046
		881,281
Hong Kong — 1.32%
Esprit Holdings Ltd.	98,300	1,153,029
Sun Hung Kai Properties Ltd.	72,000	833,020
Yue Yuen Industrial Holdings Ltd.	197,000	668,139
		2,654,188

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Ireland — 2.19%
Bank of Ireland	88,413	1,907,420
CRH PLC	33,385	1,427,115
Depfa Bank PLC	59,955	1,073,218
		4,407,753
Italy — 2.82%
Intesa Sanpaolo SpA	514,050	3,903,854
UniCredito Italiano SpA	186,596	1,776,008
		5,679,862
Japan — 18.27%
Aeon Co., Ltd.	42,500	847,548
Aiful Corp.[1]	23,800	737,186
Asahi Breweries Ltd.	77,100	1,236,584
Bank of Yokohama Ltd.	124,000	924,949
Bridgestone Corp.	49,800	995,239
Canon, Inc.	46,500	2,497,836
East Japan Railway Co.	162	1,262,016
Funai Electric Co., Ltd.	8,100	773,294
Honda Motor Co., Ltd.	57,600	2,008,961
Hoya Corp.	26,100	866,013
Japan Tobacco, Inc.	190	933,554
KDDI Corp.	99	790,555
Kubota Corp.	102,000	894,145
Mitsubishi Corp.	74,600	1,731,424
Mitsui Fudosan Co., Ltd.	32,000	939,579
Mitsui Sumitomo Insurance Co., Ltd.	118,000	1,481,008
Nissan Motor Co., Ltd.	99,800	1,069,649
Nitto Denko Corp.	27,700	1,299,907
NOK Corp.[1]	34,400	585,302
Nomura Holdings, Inc.	45,400	945,833
NTN Corp.[1]	96,000	830,957
NTT DoCoMo, Inc.	682	1,261,677
Rohm Co., Ltd.	15,000	1,360,743
Shin-Etsu Chemical Co., Ltd.	19,500	1,189,791
SMC Corp.	5,200	697,658
Sompo Japan Insurance, Inc.	62,000	772,896
Sumitomo Mitsui Financial Group, Inc.	231	2,097,505
Sumitomo Trust & Banking Co., Ltd.	87,000	907,357
Taiheiyo Cement Corp.	600	2,653
Takefuji Corp.[1]	19,550	784,721
Tokyo Gas Co., Ltd.	151,000	841,879
Toyota Motor Corp.	37,700	2,415,436
Yamada Denki Co., Ltd.	8,870	826,482
		36,810,337
Netherlands — 8.03%
ABN AMRO Holding NV	115,197	4,958,204
Aegon NV	92,923	1,852,037
ASML Holding NV*	59,242	1,463,269
ING Groep NV CVA	40,650	1,718,668
Koninklijke Philips Electronics NV1	32,438	1,238,870
Reed Elsevier NV	69,921	1,236,669
Royal KPN NV1	104,053	1,620,731
STMicroelectronics NV	38,510	741,302
TNT NV1	29,438	1,350,019
		16,179,769
Norway — 1.28%
Statoil ASA	63,950	1,741,231
Telenor ASA	47,000	835,102
		2,576,333

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Singapore — 0.13%
Singapore Telecommunications Ltd.	122,000	263,758

Spain — 2.15%
Banco Santander Central Hispano SA	242,904	4,335,097

Sweden — 1.56%
Sandvik AB	92,300	1,639,056
Telefonaktiebolaget LM Ericsson, Class B	410,000	1,508,993
		3,148,049
Switzerland — 7.83%
Clariant AG*	47,491	814,868
Credit Suisse Group	55,446	3,978,843
Holcim Ltd.[1]	13,689	1,370,984
Nestle SA	4,914	1,913,797
Novartis AG	54,889	3,148,388
Roche Holding AG1	20,670	3,657,203
Straumann Holding AG1	3,110	891,935
		15,776,018
United Kingdom — 21.80%
AstraZeneca PLC	14,976	805,724
Balfour Beatty PLC	77,338	725,944
Barclays PLC	272,982	3,873,123
BP PLC	561,964	6,104,352
British Sky Broadcasting Group PLC	85,764	951,867
Cadbury Schweppes PLC	65,673	842,610
Carnival PLC	24,518	1,181,587
Diageo PLC	145,885	2,955,486
Experian Group Ltd.	86,080	991,793
Gallaher Group PLC	92,580	2,064,140
GlaxoSmithKline PLC	38,234	1,051,086
Home Retail Group	53,071	463,695
Kesa Electricals PLC	128,869	859,687
Kingfisher PLC	282,097	1,544,634
Prudential PLC	196,024	2,767,726
Rentokil Initial PLC	175,109	561,679
Rio Tinto PLC	14,642	836,161
Royal Bank of Scotland Group PLC	116,729	4,557,350
Scottish & Southern Energy PLC	41,087	1,245,945
Tesco PLC	230,385	2,014,066
Vodafone Group PLC	1,813,561	4,835,746
Wolseley PLC	75,597	1,771,774
WPP Group PLC	61,223	927,678
		43,933,853
Total international equities
(cost $128,948,497)		187,224,210

Investment companies — 8.00%
iShares MSCI EAFE Index Fund	60,900	4,649,715
UBS Emerging Markets Equity Completion Relationship Fund[2]	742,115	8,880,668
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund[2]	250,000	2,594,450

Total investment companies
(cost $14,041,531)		16,124,833

Short-term investment — 0.14%
Other — 0.14%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[2,3]
(cost $285,215)	285,215	285,215

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Investment of cash collateral from securities loaned — 12.02%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[2,3]
(cost $24,229,128)	24,229,128	24,229,128

Total investments — 113.07%
(cost $167,504,371)		227,863,386
Liabilities, in excess of cash and other assets — (13.07)%		(26,348,857)
Net assets — 100.00%		$201,514,529

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $167,504,371; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,614,861
Gross unrealized depreciation	(2,255,846)
Net unrealized appreciation	$60,359,015

*        Non-income producing security.

1        Security, or portion thereof, was on loan at March 31, 2007.

2        Investment in affiliated mutual fund.

3        The rate shown is the effective yield at the date of purchase.

CVA Dutch certification – depository certificate

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		date	(depreciation)
Australian Dollar	2,300,000	JPY	215,162,700	05/18/07	$(21,165)
Canadian Dollar	3,350,000	USD	2,962,046	05/18/07	56,581
Euro	5,175,000	CHF	8,289,393	05/18/07	(77,241)
Euro	23,680,000	USD	30,764,262	05/18/07	(925,498)
Euro	2,280,000	USD	3,051,826	05/18/07	616
Great Britain Pound	8,415,000	USD	16,129,285	05/18/07	(428,069)
Japanese Yen	176,400,000	USD	1,522,790	05/18/07	16,542
Norwegian Krone	7,320,000	USD	1,180,798	05/18/07	(25,064)
Singapore Dollar	2,125,000	USD	1,390,525	05/18/07	(14,203)
United States Dollar	2,858,654	CAD	3,350,000	05/18/07	46,810
United States Dollar	1,420,777	CHF	1,690,000	05/18/07	(24,600)
United States Dollar	3,649,757	CHF	4,450,000	05/18/07	26,568
United States Dollar	1,014,183	DKK	5,860,000	05/18/07	38,165
United States Dollar	1,200,079	EUR	895,000	05/18/07	(2,345)
United States Dollar	7,344,142	EUR	5,605,000	05/18/07	156,750
United States Dollar	1,039,327	GBP	550,000	05/18/07	42,853
United States Dollar	18,771,686	JPY	2,163,600,000	05/18/07	(297,097)
United States Dollar	1,187,877	SEK	8,270,000	05/18/07	(536)
United States Dollar	12,609,579	SEK	88,410,000	05/18/07	83,625
United States Dollar	5,195,310	SGD	8,020,000	05/18/07	106,299
Net unrealized depreciation on forward foreign currency contracts					$(1,241,009)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS International Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

International equities
Air freight & logistics	0.67%
Airlines	1.20
Auto components	1.18
Automobiles	3.18
Beverages	2.40
Capital markets	2.44
Chemicals	2.04
Commercial banks	20.16
Commercial services & supplies	0.77
Communications equipment	1.33
Construction & engineering	0.36
Construction materials	1.39
Consumer finance	0.76
Diversified financial services	0.85
Diversified telecommunication services	3.66
Electric utilities	1.26
Electronic equipment & instruments	0.43
Food & staples retailing	1.96
Food products	1.37
Gas utilities	0.42
Health care equipment & supplies	0.44
Hotels, restaurants & leisure	0.59
Household durables	1.00
Household products	0.44
Industrial conglomerates	0.50
Insurance	9.44
Internet & catalog retail	0.23
Machinery	2.52
Media	1.55
Metals & mining	0.90
Office electronics	1.24
Oil, gas & consumable fuels	6.43
Paper & forest products	0.70
Pharmaceuticals	5.44
Real estate management & development	0.88
Road & rail	1.50
Semiconductors & semiconductor equipment	1.77
Software	0.35
Specialty retail	2.18
Textiles, apparel & luxury goods	0.33
Tobacco	1.49
Trading companies & distributors	1.74
Wireless telecommunication services	3.42
Total international equities	92.91

Investment companies
iShares MSCI EAFE Index Fund	2.31
UBS Emerging Markets Equity Completion Relationship Fund	4.40
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	1.29
Total investment companies	8.00
Short-term investment	0.14
Investment of cash collateral from securities loaned	12.02
Total investments	113.07
Liabilities, in excess of cash and other assets	(13.07)
Net assets	100.00%

a                    Figures represent the industry breakdown of direct investments of the UBS International Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 117.35%
Aerospace & defense — 1.57%
Lockheed Martin Corp.[1]	11,500	$1,115,730
Northrop Grumman Corp.[1]	28,500	2,115,270
		3,231,000
Air freight & logistics — 2.87%
FedEx Corp.[1]	55,000	5,908,650

Airlines — 0.48%
Southwest Airlines Co.[1]	67,800	996,660

Auto components — 4.85%
BorgWarner, Inc.[1]	51,100	3,853,962
Johnson Controls, Inc.[1]	64,900	6,140,838
		9,994,800
Automobiles — 0.77%
Harley-Davidson, Inc.[1]	27,100	1,592,125

Beverages — 1.49%
Anheuser-Busch Cos., Inc.[1]	28,900	1,458,294
Constellation Brands, Inc., Class A*1	75,900	1,607,562
		3,065,856
Biotechnology — 3.00%
Cephalon, Inc.*1	11,900	847,399
Genzyme Corp.*1	60,700	3,643,214
Millennium Pharmaceuticals, Inc.*1	149,600	1,699,456
		6,190,069
Building products — 1.96%
Masco Corp.[1]	147,200	4,033,280

Capital markets — 8.53%
Bank of New York Co., Inc.[1]	185,000	7,501,750
Morgan Stanley[1]	128,000	10,081,280
		17,583,030
Commercial banks — 9.53%
City National Corp.[1]	18,400	1,354,240
Fifth Third Bancorp[1]	125,100	4,840,119
PNC Financial Services Group, Inc.[1]	57,400	4,131,078
Wells Fargo & Co.[1]	270,600	9,316,758
		19,642,195
Computers & peripherals — 0.45%
Dell, Inc.*1	39,600	919,116

Construction materials — 0.79%
Martin Marietta Materials, Inc.[1]	12,100	1,635,920

Diversified consumer services — 0.20%
H&R Block, Inc.[1]	19,600	412,384

Diversified financial services — 7.98%
Citigroup, Inc.[1]	191,600	9,836,744
JPMorgan Chase & Co.[1]	136,400	6,599,032
		16,435,776

Diversified telecommunication services — 2.61%
AT&T, Inc.[1]	118,400	4,668,512
Embarq Corp.[1]	12,600	710,010
		5,378,522
Electric utilities — 3.59%
American Electric Power Co., Inc.[1]	42,100	2,052,375
Northeast Utilities[1]	43,900	1,438,603
Pepco Holdings, Inc.[1]	134,400	3,900,288
		7,391,266
Energy equipment & services — 1.90%
ENSCO International, Inc.[1]	36,000	1,958,400
Halliburton Co.[1]	61,900	1,964,706
		3,923,106
Food & staples retailing — 2.97%
Costco Wholesale Corp.[1]	55,600	2,993,504
SYSCO Corp.[1]	92,400	3,125,892
		6,119,396

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2007 (unaudited)

Health care equipment & supplies — 1.04%
Medtronic, Inc.[1]	43,700	2,143,922

Health care providers & services — 3.03%
Medco Health Solutions, Inc.*1	39,700	2,879,441
UnitedHealth Group, Inc.[1]	63,500	3,363,595
		6,243,036
Hotels, restaurants & leisure — 2.88%
Carnival Corp.[1]	126,700	5,937,162

Household durables — 1.12%
Fortune Brands, Inc.[1]	29,300	2,309,426

Industrial conglomerates — 3.16%
General Electric Co.[1]	183,900	6,502,704

Insurance — 2.71%
American International Group, Inc.[1]	24,000	1,613,280
Hartford Financial Services Group, Inc.[1]	41,600	3,976,128
		5,589,408
Internet & catalog retail — 0.82%
Amazon.com, Inc.*1	42,300	1,683,117

Internet software & services — 0.86%
Yahoo!, Inc.*1	56,300	1,761,627

Life sciences tools & services — 0.37%
Waters Corp.*1	13,100	759,800

Machinery — 3.67%
Illinois Tool Works, Inc.[1]	88,000	4,540,800
PACCAR, Inc.[1]	41,200	3,024,080
		7,564,880
Media — 5.43%
McGraw-Hill Cos., Inc.[1]	42,900	2,697,552
News Corp., Class A1	120,800	2,792,896
Omnicom Group, Inc.[1]	35,700	3,654,966
Viacom, Inc., Class B*1	49,800	2,047,278
		11,192,692

Multi-utilities — 1.75%
Sempra Energy[1]	59,100	3,605,691

Oil, gas & consumable fuels — 3.71%
ConocoPhillips	59,000	4,032,650
EOG Resources, Inc.[1]	19,800	1,412,532
Marathon Oil Corp.[1]	9,900	978,417
Sunoco, Inc.[1]	17,300	1,218,612
		7,642,211
Pharmaceuticals — 8.80%
Allergan, Inc.[1]	38,500	4,266,570
Bristol-Myers Squibb Co.[1]	87,300	2,423,448
Johnson & Johnson[1]	52,300	3,151,598
Merck & Co., Inc.[1]	71,700	3,166,989
Wyeth[1]	102,200	5,113,066
		18,121,671
Road & rail — 2.33%
Burlington Northern Santa Fe Corp.[1]	59,700	4,801,671

Semiconductors & semiconductor equipment — 6.19%
Analog Devices, Inc.[1]	84,700	2,921,303
Intel Corp.[1]	192,200	3,676,786
Linear Technology Corp.[1]	57,600	1,819,584
National Semiconductor Corp.[1]	87,200	2,105,008
Xilinx, Inc.[1]	86,700	2,230,791
		12,753,472

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Software — 6.88%
BEA Systems, Inc.*1	73,400	850,706
McAfee, Inc.*1	41,900	1,218,452
Microsoft Corp.[1]	248,000	6,911,760
Red Hat, Inc.*1	66,200	1,517,966
Symantec Corp.*1	212,500	3,676,250
		14,175,134
Specialty retail — 2.38%
Chico’s FAS, Inc.*1	48,400	1,182,412
Home Depot, Inc.[1]	101,100	3,714,414
		4,896,826
Textiles, apparel & luxury goods — 0.91%
Coach, Inc.*1	37,600	1,881,880

Thrifts & mortgage finance — 1.46%
Freddie Mac[1]	50,700	3,016,143

Wireless telecommunication services — 2.31%
Sprint Nextel Corp.[1]	251,300	4,764,648

Total equities (cost $235,432,432)		241,800,272

Investment company — 3.30%
SPDR Trust, Series 1 (cost $6,802,859)	47,800	6,789,990

Short-term investment — 1.09%
Investment company — 1.09%
UBS U.S. Cash Management Prime Relationship Fund, 5.40%[2,3] (cost $2,255,130)	2,255,130	2,255,130

Total investments before investments sold short — 121.74% (cost $244,490,421)		250,845,392

Investments sold short — (21.44)%
Equities — (21.44)%
Air freight & logistics — (1.82)%
C.H. Robinson Worldwide, Inc.	(39,800)	(1,900,450)
Expeditors International of Washington, Inc.	(44,900)	(1,855,268)
		(3,755,718)
Airlines — (0.41)%
US Airways Group, Inc.*	(18,487)	(840,789)

Automobiles — (0.74)%
Ford Motor Co.	(82,700)	(652,503)
General Motors Corp.	(28,300)	(867,112)
		(1,519,615)
Capital markets — (1.37)%
Bear Stearns Cos., Inc.	(12,200)	(1,834,270)
Goldman Sachs Group, Inc.	(4,800)	(991,824)
		(2,826,094)
Commercial banks — (1.98)%
BB&T Corp.	(24,100)	(988,582)
Comerica, Inc.	(16,600)	(981,392)
KeyCorp.	(29,000)	(1,086,630)
Regions Financial Corp.	(29,000)	(1,025,730)
		(4,082,334)
Communications equipment — (0.60)%
QUALCOMM, Inc.	(29,000)	(1,237,140)

Computers & peripherals — (0.65)%
Apple, Inc.*	(14,400)	(1,337,904)

Construction materials — (0.45)%
Vulcan Materials Co.	(8,000)	(931,840)

Diversified financial services — (0.44)%
Chicago Mercantile Exchange Holdings, Inc., Class A	(1,700)	(905,182)

Food products — (0.39)%
Hershey Co.	(14,600)	(798,036)

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2007 (unaudited)

Health care equipment & supplies — (0.66)%
Bausch & Lomb, Inc.	(11,900)	(608,804)
Zimmer Holdings, Inc.*	(8,900)	(760,149)
		(1,368,953)
Health care providers & services — (1.35)%
Amedisys, Inc.*	(37,800)	(1,225,854)
Cardinal Health, Inc.	(21,200)	(1,546,540)
		(2,772,394)
Hotels, restaurants & leisure — (0.58)%
Darden Restaurants, Inc.	(29,100)	(1,198,629)

Household durables — (1.15)%
KB Home	(10,600)	(452,302)
Lennar Corp., Class A	(12,900)	(544,509)
Stanley Works	(25,000)	(1,384,000)
		(2,380,811)
IT services — (0.77)%
Cognizant Technology Solutions Corp., Class A*	(17,900)	(1,580,033)

Machinery — (0.63)%
Caterpillar, Inc.	(19,300)	(1,293,679)

Media — (0.67)%
Gannett Co., Inc.	(9,700)	(546,013)
New York Times Co., Class A	(35,100)	(825,201)
		(1,371,214)
Metals & mining — (1.65)%
Freeport-McMoRan Copper & Gold, Inc.	(16,600)	(1,098,754)
Nucor Corp.	(35,200)	(2,292,576)
		(3,391,330)
Multiline retail — (0.88)%
Sears Holdings Corp.*	(10,100)	(1,819,616)

Oil, gas & consumable fuels — (1.45)%
Devon Energy Corp.	(14,600)	(1,010,612)
Tesoro Corp.	(12,000)	(1,205,160)
Valero Energy Corp.	(11,900)	(767,431)
		(2,983,203)
Pharmaceuticals — (0.96)%
Abbott Laboratories	(26,100)	(1,456,380)
Forest Laboratories, Inc.*	(10,300)	(529,832)
		(1,986,212)
Software — (1.43)%
BMC Software, Inc.*	(47,900)	(1,474,841)
Novell, Inc.*	(203,000)	(1,465,660)
		(2,940,501)
Specialty retail — (0.41)%
Best Buy Co., Inc.	(17,400)	(847,728)

Total investments sold short (proceeds $42,404,240)		(44,168,955)

Total investments, net of investments sold short — 100.30%		206,676,437
Liabilities, in excess of cash and other assets — (0.30)%		(632,075)
Net assets — 100.00%		$206,044,362

Notes to portfolio of investments

Aggregate cost before investments sold short for federal income tax purposes, which was substantially the same for book purposes, was $244,490,421; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,156,611
Gross unrealized depreciation	(4,801,640)
Net unrealized appreciation	$6,354,971

*       Non-income producing security.

1       All or a portion of this security has been pledged to cover open short positions.

2       Investment in affiliated mutual fund.

3       The rate shown is the effective yield at the date of purchase.

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	1.57%
Air freight & logistics	2.87
Airlines	0.48
Auto components	4.85
Automobiles	0.77
Beverages	1.49
Biotechnology	3.00
Building products	1.96
Capital markets	8.53
Commercial banks	9.53
Computers & peripherals	0.45
Construction materials	0.79
Diversified consumer services	0.20
Diversified financial services	7.98
Diversified telecommunication services	2.61
Electric utilities	3.59
Energy equipment & services	1.90
Food & staples retailing	2.97
Health care equipment & supplies	1.04
Health care providers & services	3.03
Hotels, restaurants & leisure	2.88
Household durables	1.12
Industrial conglomerates	3.16
Insurance	2.71
Internet & catalog retail	0.82
Internet software & services	0.86
Life sciences tools & services	0.37
Machinery	3.67
Media	5.43
Multi-utilities	1.75
Oil, gas & consumable fuels	3.71
Pharmaceuticals	8.80
Road & rail	2.33
Semiconductors & semiconductor equipment	6.19
Software	6.88
Specialty retail	2.38
Textiles, apparel & luxury goods	0.91
Thrifts & mortgage finance	1.46
Wireless telecommunication services	2.31
Total equities	117.35

Investment company
SPDR Trust, Series 1	3.30
Short-term investment	1.09
Total investments before investments sold short	121.74

Investments sold short
Equities sold short
Air freight & logistics	(1.82)
Airlines	(0.41)
Automobiles	(0.74)
Capital markets	(1.37)
Commercial banks	(1.98)
Communications equipment	(0.60)
Computers & peripherals	(0.65)
Construction materials	(0.45)
Diversified financial services	(0.44)
Food products	(0.39)
Health care equipment & supplies	(0.66)
Health care providers & services	(1.35)
Hotels, restaurants & leisure	(0.58)
Household durables	(1.15)
IT services	(0.77)
Machinery	(0.63)
Media	(0.67)
Metals & mining	(1.65)
Multiline retail	(0.88)
Oil, gas & consumable fuels	(1.45)
Pharmaceuticals	(0.96)
Software	(1.43)
Specialty retail	(0.41)
Total investments sold short	(21.44)
Total investments, net of investments sold short	100.30
Liabilities, in excess of cash and other assets	(0.30)
Net assets	100.00%

a  Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 98.26%
Aerospace & defense — 0.90%
Northrop Grumman Corp.	106,200	$7,882,164

Air freight & logistics — 1.63%
FedEx Corp.	132,100	14,191,503

Auto components — 3.42%
BorgWarner, Inc.	134,900	10,174,158
Johnson Controls, Inc.	207,200	19,605,264
		29,779,422
Automobiles — 0.65%
Harley-Davidson, Inc.	96,200	5,651,750

Beverages — 1.49%
Anheuser-Busch Cos., Inc.	127,800	6,448,788
Constellation Brands, Inc., Class A*	309,600	6,557,328
		13,006,116
Biotechnology — 2.48%
Cephalon, Inc.*	51,100	3,638,831
Genzyme Corp.*	235,000	14,104,700
Millennium Pharmaceuticals, Inc.*	336,100	3,818,096
		21,561,627
Building products — 1.86%
Masco Corp.	590,400	16,176,960

Capital markets — 6.17%
Bank of New York Co., Inc.	135,300	5,486,415
Mellon Financial Corp.	330,800	14,270,712
Morgan Stanley	430,800	33,929,808
		53,686,935
Commercial banks — 6.69%
City National Corp.	57,700	4,246,720
Fifth Third Bancorp	364,000	14,083,160
PNC Financial Services Group, Inc.	158,700	11,421,639
Wells Fargo & Co.	828,100	28,511,483
		58,263,002

Computers & peripherals — 0.67%
Dell, Inc.*	249,900	5,800,179

Diversified consumer services — 0.16%
H&R Block, Inc.	65,500	1,378,120

Diversified financial services — 6.17%
Citigroup, Inc.	717,061	36,813,912
JPMorgan Chase & Co.	348,800	16,874,944
		53,688,856
Diversified telecommunication services — 1.95%
AT&T, Inc.	362,700	14,301,261
Embarq Corp.	46,801	2,637,236
		16,938,497
Electric utilities — 4.77%
American Electric Power Co., Inc.	182,300	8,887,125
Exelon Corp.	369,700	25,402,087
Northeast Utilities	94,800	3,106,596
Pepco Holdings, Inc.	142,500	4,135,350
		41,531,158
Energy equipment & services — 3.03%
ENSCO International, Inc.	161,300	8,774,720
GlobalSantaFe Corp.	157,000	9,683,760
Halliburton Co.	249,600	7,922,304
		26,380,784

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Food & staples retailing — 2.71%
Costco Wholesale Corp.	226,100	12,173,224
SYSCO Corp.	339,000	11,468,370
		23,641,594
Health care equipment & supplies — 1.22%
Medtronic, Inc.	217,400	10,665,644

Health care providers & services — 2.45%
Medco Health Solutions, Inc.*	138,200	10,023,646
UnitedHealth Group, Inc.	214,000	11,335,580
		21,359,226
Hotels, restaurants & leisure — 1.60%
Carnival Corp.	298,200	13,973,652

Household durables — 0.93%
Fortune Brands, Inc.	102,600	8,086,932

Industrial conglomerates — 2.47%
General Electric Co.	608,300	21,509,488

Insurance — 2.72%
Allstate Corp.	142,900	8,582,574
American International Group, Inc.	84,700	5,693,534
Hartford Financial Services Group, Inc.	98,600	9,424,188
		23,700,296
Internet & catalog retail — 0.74%
Amazon.com, Inc.*	161,900	6,442,001

Internet software & services — 0.77%
Yahoo!, Inc.*	215,400	6,739,866

Life sciences tools & services — 0.40%
Waters Corp.*	60,700	3,520,600

Machinery — 3.24%
Illinois Tool Works, Inc.	341,400	17,616,240
PACCAR, Inc.	144,400	10,598,960
		28,215,200
Media — 4.82%
McGraw-Hill Cos., Inc.	90,200	5,671,776
News Corp., Class A	314,400	7,268,928
Omnicom Group, Inc.	129,300	13,237,734
R.H. Donnelley Corp.	119,795	8,492,268
Viacom, Inc., Class B*	178,400	7,334,024
		42,004,730
Multi-utilities — 1.82%
NiSource, Inc.	217,500	5,315,700
Sempra Energy	173,000	10,554,730
		15,870,430
Oil, gas & consumable fuels — 2.57%
Chevron Corp.	73,800	5,458,248
EOG Resources, Inc.	109,700	7,825,998
Exxon Mobil Corp.	120,100	9,061,545
		22,345,791
Pharmaceuticals — 8.27%
Allergan, Inc.	170,400	18,883,728
Bristol-Myers Squibb Co.	406,800	11,292,768
Johnson & Johnson	181,944	10,963,945
Merck & Co., Inc.	268,400	11,855,228
Wyeth	379,500	18,986,385
		71,982,054
Road & rail — 1.98%
Burlington Northern Santa Fe Corp.	214,400	17,244,192

Semiconductors & semiconductor equipment — 5.52%
Analog Devices, Inc.	305,400	10,533,246
Intel Corp.	815,300	15,596,689
Linear Technology Corp.	200,800	6,343,272
National Semiconductor Corp.	272,400	6,575,736
Xilinx, Inc.	350,300	9,013,219
		48,062,162

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Software — 6.15%
BEA Systems, Inc.*	315,300	3,654,327
McAfee, Inc.*	168,700	4,905,796
Microsoft Corp.	1,042,800	29,062,836
Red Hat, Inc.*	213,600	4,897,848
Symantec Corp.*	638,802	11,051,275
		53,572,082
Specialty retail — 2.05%
Chico’s FAS, Inc.*	229,600	5,609,128
Home Depot, Inc.	332,600	12,219,724
		17,828,852
Textiles, apparel & luxury goods — 0.70%
Coach, Inc.*	121,200	6,066,060

Thrifts & mortgage finance — 1.05%
Freddie Mac	153,400	9,125,766

Wireless telecommunication services — 2.04%
Sprint Nextel Corp.	935,720	17,741,251

Total equities (cost $734,501,009)		855,614,942

Short-term investments — 1.64%
Other — 1.50%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[1,2] (cost $13,088,571)	13,088,571	13,088,571

	Face amount
US government obligation — 0.14%
US Treasury Bills, 5.05%, due 06/28/07[3,4]	$1,187,000	1,172,943

Total short-term investments (cost $14,261,226)		14,261,514

Total investments — 99.90% (cost $748,762,235)		869,876,456
Cash and other assets, less liabilities — 0.10%		855,716
Net assets — 100.00%		$870,732,172

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $748,762,235; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$128,463,757
Gross unrealized depreciation	(7,349,536)
Net unrealized appreciation	$121,114,221

*       Non-income producing security.

1       Investment in affiliated mutual fund.

2       The rate shown is the effective yield at the date of purchase.

3       Interest rate shown is the discount rate at date of purchase.

4       A portion of this security was pledged to cover margin requirements for futures contracts.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation
Index futures buy contracts:
S&P 500 Index, 12 contracts	June, 2007	$4,216,992	$4,293,600	$76,608

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007 was $1,172,943.

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	0.90%
Air freight & logistics	1.63
Auto components	3.42
Automobiles	0.65
Beverages	1.49
Biotechnology	2.48
Building products	1.86
Capital markets	6.17
Commercial banks	6.69
Computers & peripherals	0.67
Diversified consumer services	0.16
Diversified financial services	6.17
Diversified telecommunication services	1.95
Electric utilities	4.77
Energy equipment & services	3.03
Food & staples retailing	2.71
Health care equipment & supplies	1.22
Health care providers & services	2.45
Hotels, restaurants & leisure	1.60
Household durables	0.93
Industrial conglomerates	2.47
Insurance	2.72
Internet & catalog retail	0.74
Internet software & services	0.77
Life sciences tools & services	0.40
Machinery	3.24
Media	4.82
Multi-utilities	1.82
Oil, gas & consumable fuels	2.57
Pharmaceuticals	8.27
Road & rail	1.98
Semiconductors & semiconductor equipment	5.52
Software	6.15
Specialty retail	2.05
Textiles, apparel & luxury goods	0.70
Thrifts & mortgage finance	1.05
Wireless telecommunication services	2.04
Total equities	98.26

Short-term investments	1.64
Total investments	99.90
Cash and other assets, less liabilities	0.10
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS U.S. Large Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 97.08%
Aerospace & defense — 6.14%
Boeing Co.	8,500	$755,735
General Dynamics Corp.	20,700	1,581,480
United Technologies Corp.	22,900	1,488,500
		3,825,715
Air freight & logistics — 1.76%
Expeditors International of Washington, Inc.	26,600	1,099,112

Beverages — 2.53%
PepsiCo, Inc.	24,800	1,576,288

Biotechnology — 1.66%
Genentech, Inc.*	12,600	1,034,712

Capital markets — 5.42%
Fortress Investment Group LLC, Class A	2,000	57,360
Goldman Sachs Group, Inc.	8,400	1,735,692
Morgan Stanley	20,100	1,583,076
		3,376,128
Chemicals — 3.37%
Praxair, Inc.	33,300	2,096,568

Commercial services & supplies — 1.65%
Monster Worldwide, Inc.*	21,700	1,027,929

Communications equipment — 7.05%
Cisco Systems, Inc.*	80,400	2,052,612
QUALCOMM, Inc.	40,800	1,740,528
Research In Motion Ltd.*	4,400	600,556
		4,393,696
Computers & peripherals — 3.06%
Apple, Inc.*	20,500	1,904,655

Diversified financial services — 2.75%
Citigroup, Inc.	33,400	1,714,756

Electrical equipment — 1.76%
Rockwell Automation, Inc.	18,300	1,095,621

Energy equipment & services — 2.97%
Schlumberger Ltd.	26,800	1,851,880

Health care equipment & supplies — 8.03%
Alcon, Inc.	9,500	1,252,290
Baxter International, Inc.	31,000	1,632,770
C.R. Bard, Inc.	16,300	1,296,013
Hologic, Inc.*	14,200	818,488
		4,999,561
Health care providers & services — 6.17%
Express Scripts, Inc.*	16,300	1,315,736
Quest Diagnostics, Inc.	25,700	1,281,659
UnitedHealth Group, Inc.	23,500	1,244,795
		3,842,190
Hotels, restaurants & leisure — 7.15%
Hilton Hotels Corp.	17,900	643,684
International Game Technology	15,300	617,814
Las Vegas Sands Corp.*	9,100	788,151
Starwood Hotels & Resorts Worldwide, Inc.	17,500	1,134,875
Wynn Resorts Ltd.	13,400	1,271,124
		4,455,648

UBS U.S. Large Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

Household products — 1.88%
Procter & Gamble Co.	18,500	1,168,460

Industrial conglomerates — 2.80%
General Electric Co.	49,400	1,746,784

Internet software & services — 7.84%
eBay, Inc.*	63,000	2,088,450
Google, Inc., Class A*	6,100	2,794,776
		4,883,226
Media — 2.30%
Gemstar-TV Guide International, Inc.*	33	138
McGraw-Hill Cos., Inc.	22,800	1,433,664
		1,433,802
Multi-utilities — 2.08%
Dominion Resources, Inc.	14,600	1,296,042

Multiline retail — 2.24%
Target Corp.	23,500	1,392,610

Oil, gas & consumable fuels — 2.96%
XTO Energy, Inc.	33,700	1,847,097

Pharmaceuticals — 3.08%
Allergan, Inc.	17,300	1,917,186

Road & rail — 1.94%
Burlington Northern Santa Fe Corp.	15,000	1,206,450

Software — 4.97%
Adobe Systems, Inc.*	28,400	1,184,280
Microsoft Corp.	68,600	1,911,882
		3,096,162
Specialty retail — 1.53%
Abercrombie & Fitch Co.	12,600	953,568

Wireless telecommunication services — 1.99%
Sprint Nextel Corp.	65,500	1,241,880

Total equities (cost $59,499,278)		60,477,726

Investment company — 1.71%
iShares Russell 1000 Growth Index Fund (cost $1,065,547)	19,100	1,062,342

Short-term investment — 1.60%
Other — 1.60%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[1,2] (cost $995,200)	995,200	995,200

Total investments — 100.39% (cost $61,560,025)		62,535,268
Liabilities, in excess of cash and other assets — (0.39)%		(241,657)
Net assets — 100.00%		$62,293,611

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $61,560,025; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,857,300
Gross unrealized depreciation	(882,057)
Net unrealized appreciation	$975,243

*       Non-income producing security.

1       Investment in affiliated mutual fund.

2       The rate shown is the effective yield at the date of purchase.

UBS U.S. Large Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	6.14%
Air freight & logistics	1.76
Beverages	2.53
Biotechnology	1.66
Capital markets	5.42
Chemicals	3.37
Commercial services & supplies	1.65
Communications equipment	7.05
Computers & peripherals	3.06
Diversified financial services	2.75
Electrical equipment	1.76
Energy equipment & services	2.97
Health care equipment & supplies	8.03
Health care providers & services	6.17
Hotels, restaurants & leisure	7.15
Household products	1.88
Industrial conglomerates	2.80
Internet software & services	7.84
Media	2.30
Multi-utilities	2.08
Multiline retail	2.24
Oil, gas & consumable fuels	2.96
Pharmaceuticals	3.08
Road & rail	1.94
Software	4.97
Specialty retail	1.53
Wireless telecommunication services	1.99
Total equities	97.08

Investment company
iShares Russell 1000 Growth Index Fund	1.71

Short-term investment	1.60
Total Investments	100.39
Liabilities, in excess of cash and other assets	(0.39)
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 97.73%
Aerospace & defense — 2.02%
Lockheed Martin Corp.	10,000	$970,200
Northrop Grumman Corp.	23,900	1,773,858
		2,744,058
Air freight & logistics — 1.54%
FedEx Corp.	19,500	2,094,885

Auto components — 3.95%
BorgWarner, Inc.	25,000	1,885,500
Johnson Controls, Inc.	36,700	3,472,554
		5,358,054
Automobiles — 0.56%
Harley-Davidson, Inc.	13,000	763,750

Beverages — 1.86%
Anheuser-Busch Cos., Inc.	31,700	1,599,582
Constellation Brands, Inc., Class A*	43,800	927,684
		2,527,266
Biotechnology — 0.54%
Cephalon, Inc.*	10,200	726,342

Building products — 1.56%
Masco Corp.	77,050	2,111,170

Capital markets — 8.33%
Mellon Financial Corp.	78,900	3,403,746
Morgan Stanley	78,600	6,190,536
Northern Trust Corp.	28,300	1,701,962
		11,296,244
Commercial banks — 9.12%
City National Corp.	11,000	809,600
Fifth Third Bancorp	78,400	3,033,296
PNC Financial Services Group, Inc.	35,600	2,562,132
Wells Fargo & Co.	173,400	5,970,162
		12,375,190
Diversified financial services — 10.64%
Bank of America Corp.	43,522	2,220,492
Citigroup, Inc.	144,676	7,427,666
JPMorgan Chase & Co.	98,870	4,783,331
		14,431,489
Diversified telecommunication services — 2.80%
AT&T, Inc.	86,050	3,392,952
Embarq Corp.	7,292	410,904
		3,803,856
Electric utilities — 7.27%
American Electric Power Co., Inc.	58,900	2,871,375
Exelon Corp.	53,500	3,675,985
Northeast Utilities	59,500	1,949,815
Pepco Holdings, Inc.	46,900	1,361,038
		9,858,213
Energy equipment & services — 3.53%
ENSCO International, Inc.	29,400	1,599,360
GlobalSantaFe Corp.	26,800	1,653,024
Halliburton Co.	48,400	1,536,216
		4,788,600
Food & staples retailing — 1.66%
Costco Wholesale Corp.	41,800	2,250,512

Health care providers & services — 2.26%
Medco Health Solutions, Inc.*	26,400	1,914,792
UnitedHealth Group, Inc.	21,700	1,149,449
		3,064,241
Household durables — 0.95%
Fortune Brands, Inc.	16,400	1,292,648

Industrial conglomerates — 3.02%
General Electric Co.	115,800	4,094,688

Insurance — 3.97%
Allstate Corp.	31,300	1,879,878
American International Group, Inc.	17,300	1,162,906
Hartford Financial Services Group, Inc.	24,550	2,346,489
		5,389,273

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

IT services — 1.05%
Accenture Ltd., Class A	36,800	1,418,272

Machinery — 3.38%
Illinois Tool Works, Inc.	56,300	2,905,080
PACCAR, Inc.	22,800	1,673,520
		4,578,600
Media — 3.58%
News Corp., Class A	71,000	1,641,520
Omnicom Group, Inc.	20,200	2,068,076
R.H. Donnelley Corp.	16,200	1,148,418
		4,858,014
Multi-utilities — 1.94%
NiSource, Inc.	44,800	1,094,912
Sempra Energy	25,200	1,537,452
		2,632,364
Oil, gas & consumable fuels — 6.73%
Chevron Corp.	57,800	4,274,888
Exxon Mobil Corp.	64,350	4,855,207
		9,130,095
Pharmaceuticals — 5.89%
Bristol-Myers Squibb Co.	74,200	2,059,792
Johnson & Johnson	15,200	915,952
Merck & Co., Inc.	49,400	2,181,998
Wyeth	56,600	2,831,698
		7,989,440
Road & rail — 2.02%
Burlington Northern Santa Fe Corp.	34,100	2,742,663

Software — 3.50%
McAfee, Inc.*	11,900	346,052
Microsoft Corp.	86,600	2,413,542
Symantec Corp.*	115,000	1,989,500
		4,749,094
Specialty retail — 0.99%
Home Depot, Inc.	36,400	1,337,336

Thrifts & mortgage finance — 1.04%
Freddie Mac	23,650	1,406,938

Wireless telecommunication services — 2.03%
Sprint Nextel Corp.	145,457	2,757,865

Total equities (cost $102,784,319)		132,571,160

Investment company — 1.36%
SPDR Trust, Series 1 (cost $1,845,582)	13,000	1,846,650

Short-term investment — 0.56%
Other — 0.56%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[1,2] (cost $754,544)	754,544	754,544

Total investments — 99.65% (cost $105,384,445)		135,172,354
Cash and other assets, less liabilities — 0.35%		471,180
Net assets — 100.00%		$135,643,534

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $105,384,445; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$30,750,476
Gross unrealized depreciation	(962,567)
Net unrealized appreciation	$29,787,909

*       Non-income producing security.

1       Investment in affiliated mutual fund.

2       The rate shown is the effective yield at the date of purchase.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	2.02%
Air freight & logistics	1.54
Auto components	3.95
Automobiles	0.56
Beverages	1.86
Biotechnology	0.54
Building products	1.56
Capital markets	8.33
Commercial banks	9.12
Diversified financial services	10.64
Diversified telecommunication services	2.80
Electric utilities	7.27
Energy equipment & services	3.53
Food & staples retailing	1.66
Health care providers & services	2.26
Household durables	0.95
Industrial conglomerates	3.02
Insurance	3.97
IT services	1.05
Machinery	3.38
Media	3.58
Multi-utilities	1.94
Oil, gas & consumable fuels	6.73
Pharmaceuticals	5.89
Road & rail	2.02
Software	3.50
Specialty retail	0.99
Thrifts & mortgage finance	1.04
Wireless telecommunication services	2.03
Total equities	97.73

Investment company
SPDR Trust, Series 1	1.36
Short-term investment	0.56
Total investments	99.65
Cash and other assets, in excess of liabilities	0.35
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Value Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 99.35%
Capital markets — 2.13%
TD Ameritrade Holding Corp.	7,900	$117,552

Commercial services & supplies — 6.65%
Corporate Executive Board Co.	600	45,576
Dun & Bradstreet Corp.	1,000	91,200
Monster Worldwide, Inc.*	1,500	71,055
Republic Services, Inc.	5,700	158,574
		366,405
Communications equipment — 0.85%
F5 Networks, Inc.*	700	46,676

Computers & peripherals — 2.08%
NCR Corp.*	2,400	114,648

Diversified financial services — 3.27%
Chicago Mercantile Exchange Holdings, Inc., Class A	100	53,246
Moody’s Corp.	1,000	62,060
Nasdaq Stock Market, Inc.*	2,200	64,702
		180,008
Electrical equipment — 2.69%
Roper Industries, Inc.	2,700	148,176

Electronic equipment & instruments — 5.83%
Amphenol Corp., Class A	1,400	90,398
Anixter International, Inc.*	3,500	230,790
		321,188
Energy equipment & services — 6.60%
Cameron International Corp.*	1,200	75,348
ENSCO International, Inc.	700	38,080
National Oilwell Varco, Inc.*	1,000	77,790
Smith International, Inc.	2,000	96,100
Weatherford International Ltd.*	1,700	76,670
		363,988
Health care equipment & supplies — 5.50%
C.R. Bard, Inc.	1,100	87,461
Cytyc Corp.*	2,700	92,367
Gen-Probe, Inc.*	1,400	65,912
Hologic, Inc.*	1,000	57,640
		303,380
Health care providers & services — 8.31%
Aetna, Inc.	1,300	56,927
DaVita, Inc.*	1,700	90,644
Healthways, Inc.*	1,600	74,800
Henry Schein, Inc.*	2,300	126,914
Psychiatric Solutions, Inc.*	2,700	108,837
		458,122
Hotels, restaurants & leisure — 9.31%
Gaylord Entertainment Co.*	2,600	137,462
Life Time Fitness, Inc.*	1,600	82,256
Scientific Games Corp., Class A*	3,300	108,339
Starwood Hotels & Resorts Worldwide, Inc.	1,100	71,335
Texas Roadhouse, Inc., Class A*	8,000	114,000
		513,392
Household durables — 2.48%
Fortune Brands, Inc.	1,000	78,820
Harman International Industries, Inc.	600	57,648
		136,468
Internet & catalog retail — 2.00%
NutriSystem, Inc.*	2,100	110,061

IT services — 1.12%
Cognizant Technology Solutions Corp., Class A*	700	61,789

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Leisure equipment & products — 1.62%
Pool Corp.	2,500	89,500

Life sciences tools & services — 7.29%
Millipore Corp.*	2,000	144,940
Techne Corp.*	900	51,390
Thermo Fisher Scientific, Inc.*	4,400	205,700
		402,030
Machinery — 4.45%
Graco, Inc.	2,600	101,816
Harsco Corp.	3,200	143,552
		245,368
Marine — 2.51%
American Commercial Lines, Inc.*	4,400	138,380

Oil, gas & consumable fuels — 2.32%
Apache Corp.	600	42,420
Frontier Oil Corp.	1,600	52,224
Newfield Exploration Co.*	800	33,368
		128,012
Personal products — 1.56%
Bare Escentuals, Inc.*	2,400	86,088

Semiconductors & semiconductor equipment — 1.93%
Microchip Technology, Inc.	3,000	106,590

Software — 8.34%
Adobe Systems, Inc.*	3,900	162,630
Autodesk, Inc.*	1,000	37,600
Citrix Systems, Inc.*	3,500	112,105
Micros Systems, Inc.*	1,600	86,384
Nuance Communications, Inc.*	4,000	61,240
		459,959
Specialty retail — 2.35%
Dick’s Sporting Goods, Inc.*	900	52,434
Tractor Supply Co.*	1,500	77,250
		129,684
Textiles, apparel & luxury goods — 1.18%
Coach, Inc.*	1,300	65,065

Trading companies & distributors — 4.05%
MSC Industrial Direct Co.	3,700	172,716
WESCO International, Inc.*	800	50,224
		222,940
Wireless telecommunication services — 2.93%
American Tower Corp., Class A*	2,700	105,165
SBA Communications Corp., Class A*	1,900	56,145
		161,310
Total equities (cost $5,149,679)		5,476,779

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Short-term investment — 0.50%
Investment company — 0.50%
UBS U.S. Cash Management Prime Relationship Fund, 5.40%[1,2] (cost $27,530)	27,530	27,530

Total investments — 99.85% (cost $5,177,209)		5,504,309
Cash and other assets, less liabilities — 0.15%		8,516
Net assets — 100.00%		$5,512,825

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $5,177,209; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$484,909
Gross unrealized depreciation	(157,809)
Net unrealized appreciation	$327,100

*       Non-income producing security.

1       Investment in affiliated mutual fund.

2       The rate shown is the effective yield at the date of purchase.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Capital markets	2.13%
Commercial services & supplies	6.65
Communications equipment	0.85
Computers & peripherals	2.08
Diversified financial services	3.27
Electrical equipment	2.69
Electronic equipment & instruments	5.83
Energy equipment & services	6.60
Health care equipment & supplies	5.50
Health care providers & services	8.31
Hotels, restaurants & leisure	9.31
Household durables	2.48
Internet & catalog retail	2.00
IT services	1.12
Leisure equipment & products	1.62
Life sciences tools & services	7.29
Machinery	4.45
Marine	2.51
Oil, gas & consumable fuels	2.32
Personal products	1.56
Semiconductors & semiconductor equipment	1.93
Software	8.34
Specialty retail	2.35
Textiles, apparel & luxury goods	1.18
Trading companies & distributors	4.05
Wireless telecommunication services	2.93
Total equities	99.35

Short-term investment	0.50
Total investments	99.85
Cash and other assets, in excess of liabilities	0.15
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Equities — 99.78%
Aerospace & defense — 1.85%
AAR Corp.*	229,700	$6,330,532
DRS Technologies, Inc.	43,300	2,258,961
		8,589,493
Air freight & logistics — 2.68%
Hub Group, Inc., Class A*	266,900	7,737,431
UTi Worldwide, Inc.	190,500	4,682,490
		12,419,921
Biotechnology — 4.65%
BioMarin Pharmaceuticals, Inc.*	155,100	2,677,026
Cubist Pharmaceuticals, Inc.*	92,800	2,048,096
Emergent Biosolutions, Inc.*	180,300	2,419,626
Isis Pharmaceuticals, Inc.*	211,000	1,955,970
Keryx Biopharmaceuticals, Inc.*	166,500	1,751,580
LifeCell Corp.*	172,400	4,304,828
Myriad Genetics, Inc.*	83,600	2,880,856
Nuvelo, Inc.*	74,900	275,632
Regeneron Pharmaceuticals, Inc.*	135,100	2,920,862
Renovis, Inc.*	98,000	343,000
		21,577,476
Capital markets — 2.19%
Investors Financial Services Corp.	175,000	10,176,250

Commercial banks — 1.37%
UCBH Holdings, Inc.	340,900	6,347,558

Commercial services & supplies — 6.66%
CRA International, Inc.*	117,700	6,141,586
eTelecare Global Solutions, Inc. ADR*	154,700	2,343,705
Kenexa Corp.*	79,300	2,468,609
Korn/Ferry International*	65,400	1,500,276
Labor Ready, Inc.*	300,000	5,697,000
PeopleSupport, Inc.*	149,300	1,709,485
TeleTech Holdings, Inc.*	301,100	11,047,359
		30,908,020
Communications equipment — 3.22%
Blue Coat Systems, Inc.*	123,400	4,532,482
Nice Systems Ltd. ADR*	287,000	9,763,740
OpNext, Inc.*	44,400	656,676
		14,952,898
Computers & peripherals — 0.20%
Neoware, Inc.*	90,419	910,519

Construction & engineering — 1.45%
EMCOR Group, Inc.*	113,900	6,717,822

Distributors — 0.96%
LKQ Corp.*	202,900	4,435,394

Diversified telecommunication services — 0.90%
BigBand Networks, Inc.*	77,500	1,395,775
NeuStar, Inc., Class A*	97,900	2,784,276
		4,180,051
Electrical equipment — 2.69%
Energy Conversion Devices, Inc.*	59,300	2,071,942
First Solar, Inc.*	81,700	4,249,217
Genlyte Group, Inc.*	87,500	6,173,125
		12,494,284
Electronic equipment & instruments — 2.69%
Benchmark Electronics, Inc.*	246,450	5,091,657
Cognex Corp.	210,100	4,552,867
Mellanox Technologies Ltd.*	19,000	276,450
RadiSys Corp.*	156,700	2,560,478
		12,481,452

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

Energy equipment & services — 4.54%
Core Laboratories NV*	50,800	4,258,564
Dresser-Rand Group, Inc.*	81,000	2,467,260
Patterson-UTI Energy, Inc.	132,200	2,966,568
Tetra Technologies, Inc.*	459,450	11,353,009
		21,045,401
Health care equipment & supplies — 5.59%
Accuray, Inc.*	80,400	1,788,096
AngioDynamics, Inc.*	101,600	1,716,024
Arthrocare Corp.*	156,000	5,622,240
Aspect Medical Systems, Inc.*	104,100	1,622,919
DexCom, Inc.*	168,700	1,325,982
Hansen Medical, Inc.*	96,200	1,818,180
ResMed, Inc.*	71,800	3,616,566
Viasys Healthcare, Inc.*	247,900	8,426,121
		25,936,128
Health care providers & services — 8.93%
Pediatrix Medical Group, Inc.*	261,600	14,926,896
Psychiatric Solutions, Inc.*	275,000	11,085,250
United Surgical Partners International, Inc.*	181,700	5,598,177
VCA Antech, Inc.*	270,400	9,818,224
		41,428,547
Health care technology — 1.43%
Omnicell, Inc.*	215,800	4,514,536
Phase Forward, Inc.*	159,500	2,094,235
		6,608,771
Hotels, restaurants & leisure — 6.68%
Buffalo Wild Wings, Inc.*	71,200	4,535,440
California Pizza Kitchen, Inc.*	203,700	6,699,693
CKE Restaurants, Inc.	422,300	7,964,578
Orient-Express Hotels Ltd., Class H	197,100	11,790,522
		30,990,233
Household durables — 0.81%
Syntax-Brillian Corp.*	447,700	3,760,680

Household products — 1.28%
Central Garden & Pet Co.*	134,200	1,982,134
Central Garden & Pet Co., Class A*	268,400	3,945,480
		5,927,614
Internet software & services — 1.60%
DivX, Inc.*	34,500	691,380
Knot, Inc.*	151,700	3,266,101
Perficient, Inc.*	173,900	3,439,742
		7,397,223
IT services — 1.85%
CACI International, Inc., Class A*	103,900	4,868,754
WNS Holdings Ltd. ADR*	126,800	3,694,952
		8,563,706
Life sciences tools & services — 0.48%
Exelixis, Inc.*	224,500	2,231,530

Machinery — 3.02%
ESCO Technologies, Inc.*	147,500	6,610,950
Middleby Corp.*	55,900	7,369,856
		13,980,806
Media — 0.58%
National CineMedia, Inc.*	100,400	2,680,680

Metals & mining — 2.05%
Steel Dynamics, Inc.	219,800	9,495,360

Oil, gas & consumable fuels — 3.90%
EXCO Resources, Inc.*	459,500	7,618,510
PetroHawk Energy Corp.*	523,445	6,893,771
Quicksilver Resources, Inc.*	89,500	3,559,415
		18,071,696
Pharmaceuticals — 0.35%
Penwest Pharmaceuticals Co.*	160,300	1,615,824

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

Real estate investment trusts (REITs) — 2.01%
BioMed Realty Trust, Inc.	116,200	3,056,060
Ventas, Inc.	149,000	6,277,370
		9,333,430
Road & rail — 1.93%
Landstar System, Inc.	195,100	8,943,384

Semiconductors & semiconductor equipment — 7.35%
Diodes, Inc.*	138,200	4,816,270
Exar Corp.*	166,200	2,200,488
Hittite Microwave Corp.*	110,800	4,450,836
Microsemi Corp.*	349,300	7,268,933
Photronics, Inc.*	120,900	1,879,995
Power Integrations, Inc.*	143,800	3,257,070
Rudolph Technologies, Inc.*	262,013	4,569,507
Silicon Image, Inc.*	180,200	1,470,432
Standard Microsystems Corp.*	136,700	4,174,818
		34,088,349
Software — 5.64%
Factset Research Systems, Inc.	99,600	6,259,860
Glu Mobile, Inc.*	23,100	231,000
Nuance Communications, Inc.*	533,500	8,167,885
Progress Software Corp.*	182,300	5,687,760
Secure Computing Corp.*	146,800	1,130,360
Sourcefire, Inc.*	6,100	107,543
Verint Systems, Inc.*	141,500	4,549,225
		26,133,633
Specialty retail — 5.24%
Children’s Place Retail Stores, Inc.*	139,200	7,761,792
Christopher & Banks Corp.	298,000	5,802,060
DSW, Inc., Class A*	59,000	2,490,390
Guitar Center, Inc.*	66,200	2,986,944
Tween Brands, Inc.*	147,200	5,257,984
		24,299,170
Textiles, apparel & luxury goods — 2.62%
Phillips-Van Heusen Corp.	206,700	12,153,960

Trading companies & distributors — 0.39%
Beacon Roofing Supply, Inc.*	111,400	1,802,452

Total equities (cost $376,601,866)		462,679,715

Short-term investment — 0.85%
Other — 0.85%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[1,2] (cost $3,955,669)	3,955,669	3,955,669

Total investments — 100.63% (cost $380,557,535)		466,635,384
Liabilities, in excess of cash and other assets — (0.63%)		(2,920,597)
Net assets — 100.00%		$463,714,787

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $380,557,535; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$109,122,643
Gross unrealized depreciation	(23,044,794)
Net unrealized appreciation	$86,077,849

*                               Non-income producing security.

1                               Investment in affiliated mutual fund.

2                               The rate shown is the effective yield at the date of purchase.

ADR       American depository receipt.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Equities
Aerospace & defense	1.85%
Air freight & logistics	2.68
Biotechnology	4.65
Capital markets	2.19
Commercial banks	1.37
Commercial services & supplies	6.66
Communications equipment	3.22
Computers & peripherals	0.20
Construction & engineering	1.45
Distributors	0.96
Diversified telecommunication services	0.90
Electrical equipment	2.69
Electronic equipment & instruments	2.69
Energy equipment & services	4.54
Health care equipment & supplies	5.59
Health care providers & services	8.93
Health care technology	1.43
Hotels, restaurants & leisure	6.68
Household durables	0.81
Household products	1.28
Internet software & services	1.60
IT services	1.85
Life sciences tools & services	0.48
Machinery	3.02
Media	0.58
Metals & mining	2.05
Oil, gas & consumable fuels	3.90
Pharmaceuticals	0.35
Real estate investment trusts (REITs)	2.01
Road & rail	1.93
Semiconductors & semiconductor equipment	7.35
Software	5.64
Specialty retail	5.24
Textiles, apparel & luxury goods	2.62
Trading companies & distributors	0.39
Total equities	99.78

Short-term investment	0.85
Total investments	100.63
Liabilities, in excess of cash and other assets	(0.63)
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification were included.

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

		Face
		amount	Value
Bonds — 81.04%
US bonds — 40.59%
US corporate bonds — 16.92%
AES Corp.,
8.750%, due 06/15/08	$750,000		$772,500
9.500%, due 06/01/09		100,000	106,500
AK Steel Corp.,
7.875%, due 02/15/09		975,000	975,000
American Cellular Corp.,
Series B, 10.000%, due 08/01/11		404,000	427,735
American General Finance Corp.,
5.375%, due 10/01/12		2,500,000	2,511,160
ArvinMeritor, Inc.,
8.125%, due 09/15/15		1,000,000	992,500
AT&T, Inc.,
5.875%, due 02/01/12		875,000	898,007
Berkshire Hathaway Finance Corp.,
4.125%, due 01/15/10		2,400,000	2,348,897
Boeing Capital Corp. Ltd.,
7.375%, due 09/27/10		825,000	886,063
Boise Cascade LLC,
7.125%, due 10/15/14		300,000	297,000
Bowater, Inc.,
9.000%, due 08/01/09		940,000	984,650
Caesars Entertainment, Inc.,
8.125%, due 05/15/11		1,050,000	1,111,688
Cincinnati Bell, Inc.,
7.250%, due 07/15/13		1,200,000	1,245,000
Citigroup, Inc.,
3.625%, due 11/30/17[1]	EUR	650,000	831,307
4.250%, due 02/25/30[1]		300,000	363,558
4.625%, due 11/14/07		3,380,000	4,526,894
5.625%, due 08/27/12		$940,000	957,027
Citizens Communications Co.,
7.625%, due 08/15/08		875,000	901,250
Comcast Cable Communications LLC,
6.750%, due 01/30/11		850,000	895,087
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08		1,900,000	1,856,805
CSC Holdings, Inc.,
Series B, 8.125%, due 08/15/09		1,200,000	1,242,000
DaimlerChrysler N.A. Holding Corp.,
7.200%, due 09/01/09		2,370,000	2,470,405
Ford Motor Credit Co.,
5.800%, due 01/12/09		3,600,000	3,531,409
Freeport-McMoRan Copper & Gold, Inc.,
8.564%, due 04/01/15[1]		175,000	183,969
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14[2]		475,000	475,594
General Electric Capital Corp.,
3.600%, due 10/15/08		1,875,000	1,834,024
4.375%, due 01/20/10	EUR	9,095,000	12,199,077
GMAC. LLC,
7.250%, due 03/02/11		$1,920,000	1,930,595
Giant Industries, Inc.,
11.000%, due 05/15/12		600,000	636,000
Goldman Sachs Group, Inc.,
5.500%, due 10/12/21	GBP	550,000	1,040,569
International Lease Finance Corp.,
3.300%, due 01/23/08		$1,875,000	1,844,786
JPMorgan Chase Bank N.A.,
4.375%, due 11/30/21[1]	EUR	1,800,000	2,336,686
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35		$2,750,000	2,536,399

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Kraft Foods, Inc.,
5.250%, due 06/01/07	1,775,000		1,773,971
Lehman Brothers Holdings, Inc.,
4.750%, due 01/16/14	EUR	3,860,000	5,173,062
Levi Strauss & Co.,
12.250%, due 12/15/12	$2,250,000		2,469,375
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12	875,000		901,529
Mirant North America LLC,
7.375%, due 12/31/13	600,000		615,000
Morgan Stanley,
5.300%, due 03/01/13	3,840,000		3,835,185
5.750%, due 10/18/16	2,410,000		2,423,993
Nissan Motor Acceptance Corp.,
5.625%, due 03/14/11[2]	2,570,000		2,585,913
Owens-Brockway Glass Container, Inc.,
8.250%, due 05/15/13	200,000		208,500
Owens-Illinois, Inc.,
7.350%, due 05/15/08	1,900,000		1,909,500
PolyOne Corp.,
10.625%, due 05/15/10	1,850,000		1,951,750
Qwest Communications International, Inc.,
7.500%, due 02/15/14	50,000		51,500
R.H. Donnelley Corp.,
8.875%, due 01/15/16	75,000		79,688
Residential Capital Corp.,
5.125%, due 05/17/12	EUR	2,100,000	2,738,800
Safeway, Inc.,
4.800%, due 07/16/07	$900,000		897,736
Sheridan Group, Inc.,
10.250%, due 08/15/11	725,000		758,531
Simon Property Group LP,
5.375%, due 06/01/11	925,000		930,744
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	875,000		905,625
SLM Corp.,
4.750%, due 03/17/14	EUR	800,000	1,066,787
Sprint Capital Corp.,
8.750%, due 03/15/32	$2,000,000		2,359,038
Univision Communications, Inc.,
7.850%, due 07/15/11	650,000		679,250
UST, Inc.,
6.625%, due 07/15/12	1,375,000		1,458,469
Wal-Mart Stores, Inc.,
4.750%, due 01/29/13	GBP	475,000	897,462
6.875%, due 08/10/09	$2,525,000		2,628,222
WDAC Subsidiary Corp.,
8.500%, due 12/01/14	EUR	150,000	214,905
Xerox Capital Trust I,
8.000%, due 02/01/27	$900,000		918,000
Total US corporate bonds (cost $95,861,164)			96,582,676

Asset-backed securities — 3.28%
ACE Securities Corp.,
Series 06-SL1, Class B1, 8.320%, due 09/25/35[1,3]	800,000		120,000
American Express Credit Account Master Trust,
Series 07-1, Class C, 5.590%, due 09/15/14[1,2]	1,500,000		1,499,333
Bank of America Credit Card Trust,
Series 07-C1, Class C1, 5.610%, due 06/15/14[1]	2,000,000		2,004,375
Capital One Multi-Asset Execution Trust,
Series 07-C2, Class C2, 5.320%, due 11/15/14[1]	1,250,000		1,249,219
Chase Issuance Trust,
Series 07-C1, Class C1, 5.780%, due 04/15/19[1]	1,500,000		1,495,440
Countrywide Asset-Backed Certificates,
Series 06-S9, Class A5, 5.871%, due 08/25/36[1]	1,500,000		1,491,768
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 05-FFA, Class B4, 6.000%, due 03/25/25[3,4]	1,000,000		450,000
Series 05-FFA, Class B5, 6.000%, due 03/25/25[3,4]	1,000,000		250,000
Series 06-FFA, Class B2, 6.000%, due 09/25/26[3,4]	780,913		635,663

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Green Tree Financial Corp.,
Series 99-3, Class A6, 6.500%, due 02/01/31		1,150,000	1,152,433
GSAMP Trust,
Series 05-S1, Class B1, 6.208%, due 12/25/34[4,5]		787,844	761,184
Home Equity Mortgage Trust,
Series 06-4, Class B1, 9.320%, due 11/25/36[1,5]		600,000	240,000
Series 06-4, Class B2, 9.320%, due 11/25/36[1,3]		500,000	150,000
Hyundai Auto Receivables Trust,
Series 05-A, Class D, 4.450%, due 02/15/12		1,000,000	983,509
Merrill Lynch Mortgage Investors, Inc.,
Series 04-SL2, Class B4,10.070%, due 06/25/35[1,3]		1,200,000	804,000
Series 05-SL3, Class B3, 7.470%, due 07/25/36[1,5]		2,450,000	2,116,187
MMCA Automobile Trust,
Series 02-1, Class C, 6.200%, due 01/15/10		94,274	94,225
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A, 5.700%, due 10/15/13[1,2]		1,500,000	1,499,985
Wells Fargo Home Equity Trust,
Series 05-3, Class M7, 6.470%, due 11/25/35[1]		1,775,000	1,719,207
Total asset-backed securities (cost $21,614,994)			18,716,528

Collateralized debt obligations — 2.59%
Ajax One Ltd.,
Series 2A, Class C, 7.820%, due 09/08/32[1,3]		500,000	465,000
Ares VR CLO Ltd.,
Series 06-1A, Class D, 7.260%, due 02/24/18[1,3]		1,150,000	1,149,885
Ares X CLO Ltd.,
Series 05-1A, Class D2, 7.350%, due 09/18/17[1,3]		500,000	500,700
Avery Street CLO,
Series 06-1A, Class E, 10.360%, due 04/05/18[1,3]		700,000	708,050
Babson CLO Ltd.,
Series 03-I, 07-1A, Class INC, due 01/18/21[3,6]		250,000	250,000
Brentwood CLO Ltd.,
Series 06-1I, Class D, 9.116%, due 02/01/22[1,5]		310,000	309,907
Brentwood Investors Corp.,
due 05/01/16[3,6]		250,000	250,000
Colts,
Series 07-1, due 03/20/21[3,6]		300,000	294,000
Commercial Industrial Finance Corp.,
Series 06-2A, Class B2L, 9.370%, due 03/01/21[1,3]		280,000	280,000
Commercial Industrial Finance Corp.,
Series 06-II, due 03/01/21[3,6]		250,000	250,000
Duke Funding Ltd.,
Series 06-11A, Class B1E , 6.034%, due 08/08/46[1,3]	EUR	886,015	1,083,689
Fortius Funding Ltd.,
Series 06-2A, Class INC, due 02/03/42[3,6]	$280,000		260,400
GoldenTree Capital Opportunities LP,
Series 06-1A, Class D1, 7.460%, due 02/22/20[1,3]		600,000	603,960
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB, due 05/01/22[3,6,7]		430,000	430,000
Greywolf CLO Ltd.,
Series 07-1A, Class SUB, due 02/18/21[3,6]		250,000	245,000
Hereford Street ABS CDO Ltd.,
Series 05-1A, Class D, 8.260%, due 04/03/45[1,3]		700,000	609,245
Hewett’s Island CDO Ltd.,
Series 06-4A, Class C, 6.110%, due 05/09/18[1,3]		250,000	250,000
Series 06-4A, Class D1, 7.010%, due 05/09/18[1,3]		250,000	250,000
Series 06-4A, Class E, 9.910%, due 05/09/18[1,3]		350,000	353,780
Longshore CDO Funding Ltd.,
Series 06-1A, Class D, 8.260%, due 05/03/46[1,3]		380,000	308,895

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

MC Funding Ltd.,
Series 06-1, due 12/20/20[3,6]	490,000	482,895
Series 06-1A, Class E, 9.106%, due 12/20/20[1,3]	640,000	635,661
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB, due 03/14/22[3,6,7]	370,000	370,000
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 7.437%, due 12/10/51[1,3,7]	1,040,000	865,280
Shasta CLO I Ltd.,
due 04/20/21[3,6]	770,000	739,200
Spirit CBO,
Series 04-2A, Class D, 6.180%, due 10/27/10[1,3]	749,052	735,644
Taberna Preferred Funding Ltd.,
Series 06-7A, Class A3L, 6.810%, due 02/05/37[1,3]	240,000	230,808
Series 06-7A, Class B1L, 8.310%, due 02/05/37[1,3]	310,000	303,862
Tricadia CDO Ltd.,
Series 05-3A, Class B1L, 8.846%, due 06/25/41[1,3]	483,917	485,368
Series 05-4A, Class B1L, 8.590%, due 12/11/40[1,3]	512,012	512,012
Series 06-5A, Class F, 11.350%, due 06/19/46[1,3,7]	591,135	591,135
Total collateralized debt obligations (cost $15,036,220)		14,804,376

Commercial mortgage-backed securities — 3.10%
Asset Securitization Corp.,
Series 97-D4, Class B1, 7.525%, due 04/14/29	1,700,000	1,874,163
Banc of America Funding Corp.,
Series 06-F, Class B1, 5.605%, due 07/20/36[1]	999,391	991,757
Banc of America Large Loan,
Series 05-ESHA, Class J, 6.970%, due 07/14/08[1,2]	1,250,000	1,243,447
Series 06-LAQ, Class L, 6.870%, due 02/09/21[1,2]	1,600,000	1,591,171
Bear Stearns Commercial Mortgage Securities,
Series 05-LXR1, Class J, 6.970%, due 09/15/18[1,2]	2,050,000	2,049,043
Series 07-BBA8 Class MS4, 5.820%, due 05/20/22	1,500,000	1,500,000
Citigroup Mortgage Loan Trust, Inc.,
Series 06-AR6, Class 1B1, 6.083%, due 08/25/36[1]	999,118	1,003,020
GS Mortgage Securities Corp., II,
Series 98-GLII, Class F, 6.972%, due 04/13/31[1,2]	1,650,000	1,729,804
Hilton Hotel Pool Trust,
Series 00-HLTA, Class C, 7.458%, due 10/03/15[2]	1,000,000	1,074,280
LB Commercial Conduit Mortgage Trust,
Series 98-C4, Class G, 5.600%, due 10/15/35[2]	1,000,000	1,002,274
Nomura Asset Securities Corp.,
Series 98-D6, Class B1, 6.000%, due 03/15/30[2]	1,472,000	1,525,206
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class L, 6.870%, due 01/15/21[1,2]	2,100,000	2,088,335
Total commercial mortgage-backed securities (cost $17,769,236)		17,672,500

Mortgage & agency debt securities — 14.68%
Banc of America Funding Corp.,
Series 07-1, Class 1B1, 6.000%, due 01/25/37	1,248,500	1,260,194
Series 07-B, Class LCF, 5.760%, due 05/20/36	2,200,000	2,211,936
Bear Stearns Adjustable Rate Mortgage Trust,
Series 07-3, Class 2A1, 5.650%, due 04/25/47	2,750,000	2,765,469
Chase Mortgage Finance Corp.,
Series 07-A1, Class 9A1, 4.579%, due 02/25/37[1]	2,730,379	2,693,902
Series 07-S2, Class B1, 5.869%, due 03/25/37[1]	2,050,300	2,013,149
Citigroup Mortgage Loan Trust, Inc.,
Series 07-AR4, Class 1B1, 6.112%, due 03/25/37[1]	2,000,000	2,045,000
Countrywide Alternative Loan Trust,
Series 06-5T2, Class A3, 6.000%, due 04/25/36	805,192	812,844
Credit Suisse Mortgage Capital Certificates,
Series 06-6, Class 1A12, 6.000%, due 07/25/36	1,121,501	1,129,734
CS First Boston Mortgage Securities Corp.,
Series 05-8, Class 8A1, 7.000%, due 09/25/35	628,459	642,796
Series 05-10, Class 10A3, 6.000%, due 11/25/35	72,383	73,215
Federal Home Loan Mortgage Corp.,
4.875%, due 02/09/10	18,500,000	18,528,952
5.000%, due 02/16/17	12,000,000	11,975,748
Federal National Mortgage Association,
4.375%, due 09/15/12[8]	11,200,000	10,945,446
6.625%, due 09/15/09[8]	15,050,000	15,659,284

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Indymac Index Mortgage Loan Trust,
Series 06-AR19, Class 1B2, 6.425%, due 08/25/36[1]		996,410	998,784
Series 06-AR31, Class A5, 6.122%, due 11/25/36[1]		700,000	709,736
Merrill Lynch Alternative Note Asset,
Series 07-F1, Class 2A1, 6.000%, due 03/25/37		1,250,000	1,254,297
MLCC Mortgage Investors, Inc.,
Series 07-1, Class 4A3, 5.750%, due 01/25/37[1]		2,000,000	2,030,391
Series 07-1, Class M2, 6.155%, due 01/25/37[1]		1,501,928	1,524,750
Morgan Stanley Morgage Loan Trust,
Series 06-7, Class 4A4, 6.000%, due 06/25/36		135,586	136,995
Residential Accredit Loans, Inc.,
Series 06-QS5, Class A6, 6.000%, due 05/25/36		1,000,000	1,010,847
Structured Adjustable Rate Mortgage Loan Trust,
Series 06-5, Class 5A3, 5.575%, due 06/25/36[1]		400,000	396,692
Washington Mutual Mortgage Pass-Through Certificates,
Series 06-AR8, Class 1A1, 5.917%, due 08/25/46[1]		365,672	366,292
Series 07-HY1, Class LB2, 5.809%, due 02/25/37[1]		550,000	553,437
Wells Fargo Alternative Loan Trust,
Series 07-PA1, B1, 6.250%, due 03/25/37		1,998,829	2,043,334
Total mortgage & agency debt securities (cost $83,552,083)			83,783,224

Stripped mortgage-backed security — 0.02%
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-21, Class 6AX, 5.500%, due 10/25/15[1,5,9]
(cost$123,549)		757,403	129,468

Total US bonds (cost $233,957,246)			231,688,772

International bonds — 40.45%
International corporate bonds — 27.04%
Canada — 0.53%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	$1,875,000		$1,870,312
8.550%, due 08/01/10	400,000		405,000
Bowater Canada Finance Corp.,
7.950%, due 11/15/11		225,000	218,813
Quebecor World Capital Corp.,
4.875%, due 11/15/08		525,000	512,531
			3,006,656
Denmark — 0.26%
Nordic Telephone Co. Holding ApS,
9.281%, due 05/01/16[1,2]	EUR	1,100,000	1,502,497

Finland — 0.34%
Fortum Oyj, Series BR, 6.100%, due 02/19/08[4]	EUR	1,420,000	1,925,662

France — 8.29%
BNP Paribas,
5.250%, due 12/17/12	EUR	4,665,000	6,515,964
Compagnie de Financement Foncier,
2.375%, due 01/29/09		21,800,000	28,235,682
Credit Lyonnais SA,
5.000%, due 11/15/12[1]		2,765,000	3,708,592
France Telecom SA,
6.750%, due 03/14/08		1,275,000	1,740,979
7.250%, due 01/28/13		1,405,000	2,126,065
Lafarge SA,
4.750%, due 03/23/20		910,000	1,176,116
Veolia Environnement,
4.875%, due 05/28/13		2,830,000	3,833,590
			47,336,988

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Germany — 6.58%
EWE AG,
4.875%, due 10/14/19	EUR	820,000	1,110,321
Kreditanstalt fuer Wiederaufbau,
3.500%, due 07/15/09	15,020,000		19,810,130
5.550%, due 06/07/21	GBP	3,000,000	6,135,890
Landwirtschaftliche Rentenbank,
0.650%, due 09/30/08	JPY	1,240,000,000	10,512,430
			37,568,771
Ireland — 1.89%
Depfa ACS Bank,
0.750%, due 09/22/08	JPY	1,240,000,000	10,528,457
Smurfit Kappa Funding PLC,
7.750%, due 04/01/15	EUR	110,000	156,311
10.125%, due 10/01/12	55,000		78,890
			10,763,658
Italy — 0.58%
Sanpaolo IMI SpA,
6.375%, due 04/06/10	EUR	2,350,000	3,320,106

Kazakhstan — 0.07%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	47,000,000	379,629

Luxembourg — 1.48%
Erste Europaeische Pfandbrief und Kommunalkreditbank AG,
5.000%, due 02/16/16	$2,400,000		2,359,807
Hellas Telecommunications Luxembourg III,
8.500%, due 10/15/13	EUR	300,000	438,827
Lighthouse International Co. SA,
8.000%, due 04/30/14	800,000		1,159,518
SGL Carbon Luxembourg SA,
8.500%, due 02/01/12	100,000		142,669
Telecom Italia Finance SA,
6.575%, due 07/30/09	1,400,000		1,955,416
7.250%, due 04/20/11	450,000		660,288
7.750%, due 01/24/33	1,060,000		1,708,844
			8,425,369
Netherlands — 1.41%
Koninklijke KPN NV,
8.000%, due 10/01/10	$2,500,000		2,711,845
RWE Finance BV,
4.625%, due 08/17/10	GBP	2,100,000	3,987,848
4.625%, due 07/23/14	EUR	225,000	305,032
5.375%, due 04/18/08	770,000		1,040,179
			8,044,904
Philippines — 0.25%
National Power Corp.,
8.400%, due 12/15/16	$1,300,000		1,452,750

Sweden — 0.94%
Svenska Handelsbanken AB,
6.125%, due 03/04/09[1,10]	GBP	2,730,000	5,387,488

United Kingdom — 4.42%
ABB International Finance Ltd.,
4.625%, due 06/06/13	EUR	1,680,000	2,243,196
Alliance & Leicester PLC,
4.250%, due 12/30/08	GBP	3,150,000	6,034,195
Bank of Scotland,
6.375%, due 08/16/19	3,145,000		6,583,127
Barclays Bank PLC,
4.750%, due 03/15/20[1,10]	EUR	2,500,000	2,916,160
4.875%, due 12/15/14[1,10]	1,310,000		1,685,215
National Grid Electricity Transmission PLC,
4.125%, due 09/18/08	800,000		1,066,159
4.750%, due 12/10/10	GBP	590,000	1,120,386
Ono Finance PLC,
12.314%, due 05/15/14[1]	EUR	450,000	622,172
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	750,000	1,437,485
United Utilities Water PLC,
6.625%, due 11/08/07	EUR	1,105,000	1,496,982
			25,205,077
Total international corporate bonds (cost $147,715,195)			154,319,555

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

International asset-backed security — 0.02%
United Kingdom — 0.02%
Whinstone Capital Management Ltd.,
Series 1X, Class B2, 4.669%, due 10/25/44[2] (cost $112,819)	EUR	93,235	125,171

International collateralized debt obligations — 5.14%
Cayman Islands — 2.95%
Abacus Ltd.,
Series 05-CB1A, Class F, 9.820%, due 05/28/41[1,3]	$250,000		202,500
Acacia CDO Ltd.,
Series 10A, Class SUB, due 09/07/46[3,6]	280,000		112,000
ACA ABS, Ltd.,
Series 06-2, due 01/10/47[3,6]	600,000		420,000
Aladdin CDO I Ltd.,
Series 06-2A, Class 10D,12.850%, due 10/20/16[1,3]	250,000		254,375
Atrium CDO Corp.,
Series 5X, Class SUB, due 07/20/20[5,6]	180,000		180,000
Avenue CLO Fund Ltd.,
Series 06-3A, Class B2L, 9.360%, due 07/20/18[1,3]	220,000		224,532
Series 06-4I, Class SUB, due 11/07/18[5,6]	310,000		291,245
Series 07-5I, Class SUB, due 04/25/19[5,6]	330,000		313,500
Avenue CLO III Fund Ltd.,
due 07/20/18[3,6]	150,000		145,500
Black Diamond CLO Ltd.,
Series 05-1A, Class E, 10.350%, due 06/20/17[1,5]	350,000		364,805
Series 05-2A, Class D, 7.160%, due 01/07/18[1,3]	300,000		302,730
Series 05-2A, Class E1, 9.860%, due 01/07/18[1,3]	250,000		257,975
Series 05-2X, Class IN, due 01/07/18[5,6]	110,000		110,000
Series 06-1A, Class D, 6.741%, due 04/29/19[1,3]	350,000		350,000
Series 06-1A, Class E, 8.691%, due 04/29/19[1,5]	560,000		560,000
Series 06-1A, Class INC., due 04/29/19[5,6]	400,000		400,000
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC, due 11/20/20[3,6]	200,000		200,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D, 8.260%, due 02/16/41[1,3]	242,205		242,205
Series 18A, Class D, 10.090%, due 03/13/47[1,3,7]	800,000		800,000
De Meer Middle Market CLO Ltd.,
Series 06-1A, Class E, 9.360%, due 10/20/18[1,3]	230,676		230,104
Emporia Preferred Funding,
Series 07-3A, Class D, 6.805%, due 04/23/21[1,3]	250,000		243,000
Series 07-3A, Class E, 9.005%, due 04/23/21[1,3]	250,000		246,500
FM Leveraged Capital Fund,
Series 06-2A, Class E, 9.137%, due 11/15/20[1,3]	400,000		397,192
FM Leveraged Capital Fund II,
due 11/20/20[3,6]	370,000		333,000
Galena CDO Ltd.,
Series II-AIRL, Class A1UA, due 04/07/17[3,6,7]	800,000		800,000
Series II-AIRL, Class A1U, 6.025%, due 04/07/17[1,3,7]	1,000,000		1,000,000
Gresham Street CDO Funding,
Series 03-1X, Class D, 8.610%, due 11/07/33[1,5]	100,000		100,919
GSC Partners CDO Fund Ltd.,
due 11/20/16[3,6]	520,000		452,400
GSC Partners CDO Fund Ltd.,
Series 07-8A, Class SUB, due 04/17/21[3,6]	240,000		222,936
Gulf Stream — Sextant CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 08/21/20[1,3]	170,000		170,000
Harbourview CLO VI Ltd.,
Series 6A, Class D, 9.037%, due 12/27/19[1,3,7]	370,000		366,300
Herald Ltd.29,
8.850%, due 09/16/45[5,6]	300,000		300,000
ING Investment Management CLO II Ltd.,
due 08/01/20[3,6]	300,000		300,000
Ischus CDO Ltd.,
Series 06-S1, Class B1L, 9.360%, due 04/12/41[1,3]	745,782		745,783
Lenox CDO Ltd.,
Series 05-1A, Class E1, 8.860%, due 11/14/43[1,3]	247,617		225,381
Lightpoint CLO Ltd.,
Series 06-4A, Class C, 7.160%, due 04/12/18[1,3]	550,000		549,973

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Logan CDO Ltd.,
Series II-A, Class E,12.860%, due 05/04/51[1,3]	400,000		400,000
Madison Avenue CDO Ltd.,
Series 2X, Class A, 5.794%, due 03/24/14[1,5]	655,987		643,523
Northwoods Capital Ltd.,
Series 06-6A, Class C, 7.110%, due 03/16/21[1,3]	400,000		397,400
Series 06-7A, Class D, 6.990%, due 09/19/21[1,3]	100,000		100,000
Octans CDO Ltd.,
Series 06-2A, Class D, 8.660%, due 11/12/51[1,3]	302,433		258,855
Race Point CLO,
Series 06-3, Class E, 9.610%, due 04/15/20[1,3]	500,000		503,240
Rockwall Investors Corp.,
due 08/01/21[3,6]	500,000		485,000
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18[1,3]	200,000		200,000
Trimaran CLO Ltd.,
Series 06-2A, Class B2L, 9.110%, due 11/01/18[1,3]	410,000		413,280
Series 06-2A, Class C1, due 11/01/18[5,6]	280,000		280,000
Series 07-1A, Class B2L, 8.741%, due 06/15/21[1,3]	200,000		200,000
Series 07-1A, Class C1, due 06/15/21[5,6]	530,000		530,000
			16,826,153
Ireland — 0.93%
Adagio CLO BV,
Series III-A, Class SUB, due 09/15/22[3,6]	EUR	390,000	520,981
Adagio CLO,
Series III-A, Class E, 7.751%, due 09/15/22[1,3]	270,000		360,680
Avoca CLO I BV,
Series VI-A, Class M, due 01/16/23[3,6]	250,000		333,963
Cairn Mezzanine ABS CDO PLC,
Series 06-1A, Class 7, 11.340%, due 12/09/46[1,3,7]	$246,250		178,531
Series 06-1A, Class SUB, due 12/09/46[3,6,7]	580,000		406,000
Eirles One Ltd.,
Series 29, 7.229%, due 10/07/15[1,5]	EUR	1,200,000	1,522,869
Eurocredit CDO BV,
Series VI-X, Class SUB, due 01/16/22[5,6]	400,000		534,340
MARC CDO PLC,
Series 1A, Class E, 12.340%, due 03/13/53[1,3]	$350,000		350,000
Menton CDO PLC,
Series II-A, Class E, 12.360%, due 10/24/53[1,3]	250,000		246,650
Series III-A, Class E, 12.510%, due 11/28/56[1,3]	550,000		534,105
PSION Synthetic CDO PLC,
Series I-A, Class E, 10.600%, due 12/21/15[1,3]	330,000		330,000
			5,318,119
Luxembourg — 0.29%
Ashwell CDO SA,
due 12/22/66[3,6]	EUR	200,000	221,885
due 12/22/77[3,6]	GBP	220,000	409,116
GSC European CDO SA,
Series II-A, Class SUB, due 07/15/20[3,6]	EUR	320,000	406,098
GSC European CDO SA,
Series 07-4A, Class E, 7.444%, due 04/25/23[1,3]	470,000		627,849
			1,664,948
Netherlands — 0.97%
Ares Euro CLO BV,
Series 07-1A, Class E, due 05/15/24[3,6,7]	EUR	470,000	627,849
Series 07-1A, Class G, due 05/15/24[3,6,7]	250,000		333,962
Cadogan Square CLO,
Series 3A, Class E, 7.178%, due 01/17/23[1,5,7]	280,000		366,131
Cadogan Square CLO B.V.,
Series 2A, Class E, 7.931%, due 08/12/22[1,5]	300,000		400,755
Eurocredit CDO BV,
Series III-X, Class D1, 7.254%, due 10/20/16[1,5]	550,000		758,596
Grosvenor Place CLO BV,
Series II-A, Class SUB, due 03/28/23[3,6]	530,000		708,000
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22[3,6]	300,000		400,755
Series PR2A, Class B2, 7.613%, due 10/15/22[1,3]	300,000		400,755
Series PR2A, Class C, due 10/15/22[3,6]	150,000		200,377

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Highlander Euro CDO,
Series 06-2CA, Class E, 7.367%, due 12/14/22[1,3]	250,000		324,368
Series 06-2CA, Class F1, due 12/14/22[3,6]	450,000		583,099
Queen Street CLO,
Series 06-1A, Class F, due 04/15/23[3,6,7]	320,000		424,369
			5,529,016
Total international collateralized debt obligations (cost $29,232,235)			29,338,236

International commercial mortgage-backed security — 0.04%
Ireland — 0.04%
Fleet Street Finance One PLC,
Series 1, Class A, 5.910%, due 07/20/14[1,5,7] (cost $193,910)	GBP	111,053	218,799

International mortgage & agency debt securities — 0.34%
Netherlands — 0.12%
Delphinus BV,
Series 00-1, Class B, 6.250%, due 06/26/32[1]	EUR	500,000	702,214

United Kingdom — 0.22%
Arkle Master Issuer PLC,
Series 06-2A, Class 2C, 5.740%, due 02/17/52[1,2]		$1,000,000	1,000,400
Granite Master Issuer PLC,
Series 05-1, Class A5, 3.986%, due 12/20/54[1]	EUR	190,000	253,842
			1,254,242
Total international mortgage & agency debt securities (cost $1,900,111)			1,956,456

Foreign government bonds — 6.06%
Argentina — 2.26%
Republic of Argentina,
5.475%, due 08/03/12[1]		$8,400,000	6,027,000
5.830%, due 12/31/33 DISC[1]	ARS	13,400,000	6,326,054
Republic of Argentina CPI Index Linked Bond
2.000%, due 03/15/14[1]		1,310,000	534,780
			12,887,834
Canada — 0.34%
Quebec Province,
6.125%, due 01/22/11		$1,880,000	1,958,960

Germany — 1.18%
Deutsche Bundesrepublik,
4.000%, due 01/04/37	EUR	5,260,000	6,740,168

Japan — 0.90%
Japan Bank for International Cooperation,
5.250%, due 03/23/16		$5,100,000	5,125,092

Philippines — 0.18%
Republic of Philippines,
8.375%, due 02/15/11		$950,000	1,035,500

Russia — 0.78%
Russian Federation,
5.000%, due 03/31/30[4]		$2,500,000	2,837,500
8.250%, due 03/31/10	1,516,691		1,586,838
			4,424,338
Turkey — 0.21%
Republic of Turkey,
7.000%, due 09/26/16		$1,172,000	1,191,045

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Venezuela — 0.21%
Republic of Venezuela,
5.750%, due 02/26/16	$1,290,000		1,213,245
Total foreign government bonds (cost $32,949,120)			34,576,182

Sovereign/supranational bonds — 1.81%
European Investment Bank,
6.250%, due 12/07/08	GBP	4,700,000	9,332,144
6.250%, due 04/15/14	470,000		969,467
Total sovereign/supranational bonds (cost $9,984,525)			10,301,611
Total international bonds (cost $222,087,915)			230,836,010
Total bonds (cost $456,045,161)			462,524,782

	Shares
Investment company — 7.80%
UBS U.S. Securitized Mortgage Relationship Fund[11] (cost $41,493,016)	3,483,756	44,516,136

Short-term investments — 8.12%
Investment company — 7.88%
UBS U.S. Cash Management
Prime Relationship Fund,
5.40%[11,12]
(cost $44,978,891)	44,978,891	44,978,891

	Face
	amount
US government obligation — 0.24%
US Treasury Bills,
4.98%, due 06/28/07[13,14]
(cost $1,353,708)	$1,370,000	1,353,777

Total short-term investments (cost $46,332,599)		46,332,668

	Number of
	contracts
Options purchased — 0.00%
Call options — 0.00%
90 Day Euro Futures, strike @
94.63, expires June 2007*15
(cost $170,745)	1,217	22,819
Total investments, before investments sold short — 96.96% (cost $544,041,521)		553,396,405

	Face
	amount
Investment sold short — (4.79%)
US bond — (4.79%)
Mortgage & agency debt security — (4.79%)
Federal National Mortgage
Association, TBA, 5.00%
(proceeds $27,481,953)	$(28,300,000)	(27,336,045)

Total investments, net of investments sold short — 92.17%		526,060,360
Cash and other assets, less liabilities — 7.83%		44,688,071
Net assets — 100.00%		$570,748,431

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Notes to portfolio of investments
Aggregate cost before investments sold short for federal income tax purposes, which was substantially the same for book purposes, was $544,041,521; and net unrealized appreciation consisted of:

	Gross unrealized appreciation	$14,136,421
	Gross unrealized depreciation	(4,781,537)
	Net unrealized appreciation	$9,354,884

*	Non-income producing security.
1	Floating rate security — The interest rate shown is the current rate as of March 31, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $20,992,453 or 3.68% of net assets.

3

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represents $38,585,685 or 6.76% of net assets as of March 31, 2007are considered illiquid and restricted.

4	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
5	Security is illiquid. These securities amounted to $11,432,228 or 2.00% of net assets.
6	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
7	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of these securities amounted to $7,778,356 or 1.36% of net assets.
8	All or a portion of this security have been pledged to cover open short positions.
9

Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages.The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

10	Perpetual bond security. The maturity date reflects the next call date.
11	Investment in affiliated mutual fund.
12	The rate shown is the effective yield at the date of purchase.
13	This security was pledged to cover margin requirements for futures contracts.
14	Interest rate shown is the discount rate at date of purchase.
15	Amount represents less than 0.005%.
ABS	Asset-backed securities
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
DISC	Discount bond
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
MMCA	Mitsubishi Motors Credit of America
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviations:
ARS	Argentina Peso
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KZT	Kazakhstan Tenge
USD	United States Dollar

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Restricted securities

					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Abacus Ltd.,
Series 05-CB1A, Class F, 9.820%, due 05/28/41	04/24/06	$252,647	0.04%	$202,500	0.04%
ACA ABS Ltd.,
Series 06-1, due 01/10/47	11/16/06	480,843	0.08	420,000	0.07
Acacia CDO Ltd.,
Series 10A, Class SUB, due 09/07/46	07/17/06	129,377	0.02	112,000	0.02
ACE Securities Corp.,
Series 06-SL1, Class B1, 8.320%, due 09/25/35	01/20/06	682,624	0.12	120,000	0.02
Adagio CLO BV,
Series III-A, Class SUB, due 09/15/22	07/21/06	495,164	0.09	520,981	0.09
Adagio CLO BV,
Series III-A, Class E, 7.751%, due 09/15/22	07/21/06	340,234	0.06	360,680	0.06
Ajax Ltd.,
Series 2A, Class C, 7.820%, due 09/08/32	11/08/05	487,550	0.09	465,000	0.08
Aladdin CDO I Ltd.,
Series 06-2A, Class 10D, 12.850%, due 10/20/16	06/23/06	250,000	0.04	254,375	0.05
Ares Euro CLO BV,
Series 07-1A, Class E, due 05/15/24	03/16/07	625,664	0.11	627,849	0.11
Series 07-1A, Class G, due 05/15/24	03/16/07	332,800	0.06	333,962	0.06
Ares VR CLO Ltd.,
Series 06-1A, Class D, 7.260%, due 02/24/18	02/16/06	1,144,250	0.20	1,149,885	0.20
Ares X CLO Ltd.,
Series 05-1A, Class D2, 7.350%, due 09/18/17	09/20/05	498,125	0.09	500,700	0.09
Ashwell CDO SA,
due 12/22/66	10/16/06	206,156	0.04	221,885	0.04
due 12/22/77	01/29/07	397,209	0.07	409,116	0.07
Avenue CLO Fund Ltd.,
Series 06-3A, Class B2L, 9.360%, due 07/20/18	04/24/06	215,510	0.04	224,532	0.04
Avenue CLO III Fund Ltd.,
due 07/20/18	04/24/06	146,625	0.03	145,500	0.03
Avery Street CLO,
Series 06-1A, Class E, 10.360%, due 04/05/18	01/31/06	688,100	0.12	708,050	0.13
Avoca CLO I BV,
Series VI-A, Class M, due 01/16/23	10/19/06	315,688	0.06	333,963	0.06
Babson CLO Ltd.
Series 03-I, 07-1A, Class INC, due 01/18/21	02/02/07	237,558	0.04	250,000	0.04
Black Diamond CLO Ltd.,
Series 05-2A, Class D, 7.160%, due 01/07/18	09/22/05	300,000	0.05	302,730	0.05
Series 05-2A, Class E1, 9.860%, due 01/07/18	09/22/05	250,000	0.04	257,975	0.05
Series 06-1A, Class D, 6.741%, due 04/29/19	12/22/06	350,000	0.06	350,000	0.06
Brentwood Investors CDO Corp.,
due 05/01/16	12/07/06	242,721	0.04	250,000	0.04
Cairn Mezzanine ABS CDO PLC,
Series 06-1A, Class 7, 11.340%, due 12/09/46	08/01/06	245,019	0.04	178,531	0.03
Series 06-1A, Class SUB, due 12/09/46	08/11/06	494,137	0.09	406,000	0.07
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC, due 11/20/20	11/01/06	190,223	0.04	200,000	0.04
Colts,
Series 07-1, due 03/20/21	02/09/07	285,000	0.05	294,000	0.05
Commercial Industrial Finance Corp.,
Series 06-II, due 03/01/21	11/22/06	237,743	0.04	250,000	0.04
Series 06-2A, Class B2L, 9.370%, due 03/01/21	11/22/06	278,600	0.05	280,000	0.05
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D, 8.260%, due 02/16/41	01/25/06	242,205	0.04	242,205	0.04
Series 18A, Class D, 10.090%, due 03/13/47	03/06/07	800,000	0.14	800,000	0.14
De Meer Middle Market CLO Ltd.,
Series 06-1A, Class E, 9.360%, due 10/20/18	08/03/06	230,676	0.04	230,104	0.04
Duke Funding Ltd.,
Series 06-11A, Class B1E, 6.034%, due 08/08/46	09/19/06	1,068,529	0.19	1,083,689	0.19
Emporia Preferred Funding,
Series 07-3A, Class D, 6.805%, due 04/23/21	02/27/07	250,000	0.04	243,000	0.04
Series 07-3A, Class E, 9.005%, due 04/23/21	02/27/07	250,000	0.04	246,500	0.04
FM Leveraged Capital Fund II
due 11/20/20	10/31/06	370,000	0.06	333,000	0.06
FM Leveraged Capital Fund,
Series 06-2A, Class E, 9.137%, due 11/15/20	10/31/06	400,000	0.07	397,192	0.07
Fortius Funding Ltd.,
Series 06-2A, Class INC, due 02/03/42	11/03/06	277,200	0.05	260,400	0.05

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

First Franklin Mortgage Loan Asset-Backed Certificates,
Series 05-FFA, Class B4, 6.000%, due 03/25/25	08/01/05	838,930	0.15	450,000	0.08
Series 05-FFA, Class B5, 6.000%, due 03/25/25	07/22/05	799,170	0.14	250,000	0.04
Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	721,583	0.13	635,663	0.11
Galena CDO Ltd.,
Series II-AIRL, Class A1U, 6.025%, due 04/07/17	03/08/07	1,000,000	0.18	1,000,000	0.18
Series II-AIRL, Class AIUA, 6.025%, due 04/07/17	03/08/07	800,000	0.14	800,000	0.14
GoldenTree Capital Opportunities LP,
Series 06-1A, Class D1, 7.460%, due 02/22/20	01/27/06	600,000	0.11	603,960	0.11
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB, due 05/01/22	02/27/07	430,000	0.08	430,000	0.08
Greywolf CLO Ltd.,
Series 07-1A, Class SUB, due 02/18/21	12/08/06	247,500	0.04	245,000	0.04
Grosvenor Place CLO BV,
Series II-A, Class SUB, due 03/28/23	12/15/06	686,465	0.12	708,000	0.12
GSC European CDO SA.,
Series 07-4A, Class E, 7.444%, due 04/25/23	03/16/07	625,664	0.11	627,849	0.11
GSC European CDO SA,
Series II-A, Class SUB, due 07/15/20	07/18/06	386,969	0.07	406,098	0.07
GSC Partners CDO Fund Ltd.,
due 11/20/16	07/25/06	488,677	0.09	452,400	0.08
Series 07-8A, Class SUB, due 04/17/21	02/28/07	223,039	0.04	222,936	0.04
Gulf Stream — Sextant CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 08/21/20	07/26/06	170,000	0.03	170,000	0.03
Harbourmaster CLO Ltd.,
Series 7A, Class C, due 09/22/22	10/31/06	364,182	0.06	400,755	0.07
Series PR2A, Class B2, 7.613%, due 10/15/22	08/03/06	384,180	0.07	400,755	0.07
Series PR2A, Class C, due 10/15/22	08/03/06	182,842	0.03	200,377	0.04
Harbourview CLO VI Ltd.,
Series 6A, Class D, 9.037%, due 12/27/19	10/20/06	363,584	0.06	366,300	0.06
Hereford Street ABS CDO Ltd.,
Series 05-1A, Class D, 8.260%, due 01/03/45	11/04/05	696,500	0.12	609,245	0.11
Hewett’s Island CDO Ltd.,
Series 06-4A, Class C, 6.110%, due 05/09/18	04/11/06	249,360	0.04	250,000	0.04
Series 06-4A, Class D1, 7.010%, due 05/09/18	04/11/06	247,857	0.04	250,000	0.04
Series 06-4A, Class E, 9.910%, due 05/09/18	04/11/06	346,364	0.06	353,780	0.06
Highlander Euro CDO,
Series 06-2CA, Class E, 7.367%, due 12/14/22	11/28/06	329,608	0.06	324,368	0.06
Series 06-2CA, Class F1, due 12/14/22	11/28/06	576,397	0.10	583,099	0.10
Home Equity Mortgage Trust,
Series 06-4, Class B2, 9.320%, due 11/25/36	07/26/06	419,646	0.07	150,000	0.03
ING Investment Management CLO II Ltd.,
due 08/01/20	06/30/06	300,000	0.05	300,000	0.05
Ischus CDO Ltd.,
Series 06-S1, Class B1L, 9.360%, due 04/12/41	02/21/06	728,423	0.13	745,783	0.13
Lenox CDO Ltd.,
Series 05-1A, Class E1, 8.860%, due 11/14/43	11/23/05	239,569	0.04	225,381	0.04
Lightpoint CLO Ltd.,
Series 06-4A, Class C, 7.160%, due 04/15/18	03/03/06	550,000	0.10	549,973	0.10
Logan CDO Ltd.,
Series II-A, Class E, 12.860%, due 05/04/51	04/11/06	398,000	0.07	400,000	0.07
Longshore CDO Funding Ltd.,
Series 06-1A, Class D, 8.260%, due 05/03/46	01/10/06	367,913	0.06	308,895	0.05
MARC CDO PLC,
Series 1A, Class E, 12.340%, due 03/13/53	11/30/05	349,125	0.06	350,000	0.06
MC Funding Ltd.,
Series 06-1, due 12/20/20	12/08/06	482,876	0.08	482,895	0.08
Series 06-1A, Class E, 9.106%, due 12/20/20	12/08/06	640,000	0.11	635,661	0.11
Menton CDO PLC,
Series IIA, Class E, 12.360%, due 10/24/53	10/10/05	249,375	0.04	246,650	0.04
Series III-A, Class E, 12.510%, due 11/28/56	10/18/06	550,000	0.10	534,105	0.09
Merrill Lynch Mortgage Investors, Inc.,
Series 04-SL2, Class B4, 10.070%, due 06/25/35	02/10/06	1,082,992	0.19	804,000	0.14
Northwoods Capital Ltd.,
Series 06-6A, Class C, 7.110%, due 03/16/21	02/15/06	397,073	0.07	397,400	0.07
Series 06-7A, Class D, 6.990%, due 10/22/21	08/22/06	99,640	0.02	100,000	0.02

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Octans CDO Ltd.,
Series 06-2A, Class D, 8.660%, due 11/12/51	09/20/06	302,433	0.05	258,855	0.05
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB, due 03/14/22	02/26/07	370,000	0.07	370,000	0.07
PSION Synthetic CDO PLC,
Series I-A, Class E, 10.600%, due 12/21/15	12/15/05	316,868	0.06	330,000	0.06
Queen Street CLO,
Series 06-1A, Class F, 1.000%, due 04/15/23	12/12/06	424,960	0.07	424,369	0.07
Race Point CLO,
Series 06-3, Class E, 9.610%, due 04/15/20	03/10/06	500,000	0.09	503,240	0.09
Rockwall Investors Corp.
due 08/01/21	04/24/06	496,250	0.09	485,000	0.08
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 7.437%, due 12/10/51	02/13/07	1,040,000	0.18	865,280	0.15
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	732,620	0.13	739,200	0.13
Spirit CBO,
Series 04-2A, Class D, 6.180%, due 10/27/10	11/16/05	722,583	0.13	735,644	0.13
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18	06/13/06	199,300	0.04	200,000	0.04
Taberna Preferred Funding Ltd.,
Series 06-7A, Class A3L, 6.810%, due 02/05/37	09/15/06	232,629	0.04	230,808	0.04
Series 06-7A, Class B1L, 8.310%, due 02/05/37	09/15/06	303,800	0.05	303,862	0.05
Trimaran CLO Ltd.,
Series 06-2A, Class B2L, 9.110%, due 11/01/18	07/28/06	407,950	0.07	413,280	0.07
Series 07-1A, Class B2L, 8.741%, due 06/15/21	03/09/07	198,806	0.04	200,000	0.04
Tricadia CDO Ltd.,
Series 05-3A, Class B1L, 8.846%, due 06/25/41	11/01/05	477,868	0.08	485,368	0.09
Series 05-4A, Class B1L, 8.590%, due 12/11/40	12/01/05	509,452	0.09	512,012	0.09
Series 06-5A, Class F, 11.350%, due 06/19/46	05/09/06	585,537	0.10	591,135	0.10
		$41,122,736	7.21%	$38,585,685	6.76%

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Forward foreign currency contracts

UBS Absolute Return Fund had the following open forward foreign currency contracts as of March 31, 2007:

	Contracts	In		Maturity	Unrealized appreciation/
	to deliver	exchange for		date	(depreciation)
Australian Dollar	7,755,000	USD	5,973,715	06/12/07	$(287,413)
Canadian Dollar	12,825,000	USD	10,915,730	06/12/07	(215,474)
Euro	145,205,000	USD	190,755,082	06/12/07	(3,754,276)
Great Britain Pound	41,715,000	USD	80,356,856	06/12/07	(1,709,758)
United States Dollar	27,263,715	CHF	33,140,000	06/12/07	172,745
United States Dollar	15,465,515	SEK	108,820,000	06/12/07	179,516
United States Dollar	5,441,609	SGD	8,275,000	06/12/07	37,620
Net unrealized depreciation on forward foreign currency contracts					$(5,577,040)

Currency type abbreviations:

CHF        Swiss Franc

SEK        Swedish Krona

SGD        Singapore Dollar

USD        United States Dollar

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Futures contracts

UBS Absolute Return Fund had the following open futures contracts as of March 31, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
2 Year US Treasury Notes, 170 contracts	June 2007	$34,757,668	$34,831,406	$73,738

US treasury futures sales contracts:
5 Year US Treasury Notes, 900 contracts	June 2007	94,911,468	95,217,187	(305,719)
10 Year US Treasury Notes, 820 contracts	June 2007	88,814,737	88,662,500	152,237
US Long Bond, 160 contracts	June 2007	17,941,900	17,800,000	141,900

Interest rate futures sale contracts:
EURO-Bobl, 260 contracts (EUR)	June 2007	37,839,622	37,573,186	266,436
EURO-Bund, 220 contracts (EUR)	June 2007	34,110,984	33,773,494	337,490
EURO-Schatz, 470 contracts (EUR)	June 2007	65,031,721	64,859,993	171,728
Japanese 10 Year Bond, 27 contracts (JPY)	June 2007	30,784,620	30,737,016	47,604
Long Gilt, 70 contracts (GBP)	June 2007	14,997,939	14,850,774	147,165
Net unrealized appreciation on futures contracts				$1,032,579

The segregated aggregate market value of investments and cash collateral pledged to cover margin requirements for the open futures contracts at March 31, 2007 was $3,186,039.

Currency type abbreviations:

EUR        Euro

GBP        Great Britain Pound

JPY         Japanese Yen

WRITTEN OPTIONS

Put Options Written

	Expiration	Premium
	date	received	Value
90 Day Euro Futures, 1,217 contracts, strike @ 94.38	June 2007	$(27,017)	$(7,606)

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Auto components	0.17%
Automobiles	0.43
Capital markets	2.19
Chemicals	0.34
Commercial banks	0.41
Commercial services & supplies	0.13
Consumer finance	2.06
Containers & packaging	0.37
Diversified financial services	4.08
Diversified telecommunication services	0.96
Energy equipment & services	0.16
Food & staples retailing	0.78
Food products	0.31
Hotels, restaurants & leisure	0.20
Independent power producers & energy traders	0.26
Insurance	0.57
Media	0.70
Metals & mining	0.20
Office electronics	0.16
Oil, gas & consumable fuels	0.56
Paper & forest products	0.22
Semiconductors & semiconductor equipment	0.08
Textiles, apparel & luxury goods	0.43
Thrifts & mortgage finance	0.81
Tobacco	0.26
Wireless telecommunication services	0.08
Total US corporate bonds	16.92
Asset-backed securities	3.28
Collateralized debt obligations	2.59
Commercial mortgage-backed securities	3.10
Mortgage & agency debt securities	14.68
Stripped mortgage-backed security	0.02
Total US bonds	40.59
International bonds
International corporate bonds
Chemicals	0.03
Commercial banks	18.36
Commercial services & supplies	0.09
Construction & engineering	0.39
Construction materials	0.21
Diversified financial services	1.52
Diversified telecommunication services	2.17
Electric utilities	1.85
Media	0.31
Multi-utilities	1.18
Paper & forest products	0.44
Thrifts & mortgage finance	0.41
Wireless telecommunication services	0.08
Total international corporate bonds	27.04
International asset-backed security	0.02
International collateralized debt obligations	5.14
International commercial mortgage-backed security	0.04
International mortgage & agency debt securities	0.34
Foreign government bonds	6.06
Sovereign/supranational bonds	1.81

Total international bonds	40.45

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Total bonds	81.04
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	7.80
Short-term investments	8.12
Options purchased	0.00 †
Total investments	96.96
Investment sold short	(4.79)
Total investments, net of investments sold short	92.17
Cash and other assets, less liabilities	7.83
Net assets	100.00%

† Amount represents less than 0.005%.

a Figures represent the industry breakdown of direct investments of the UBS Absolute Return Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

		Face
		amount	Value
Bonds — 78.06%
US bonds — 24.75%
US corporate bonds — 9.30%
Ainsworth Lumber Co. Ltd.,
7.250%, due 10/01/12		$50,000	$36,875
AK Steel Corp.,
7.875%, due 02/15/09		125,000	125,000
American Cellular Corp.,
Series B, 10.000%, due 08/01/11		58,000	61,408
ArvinMeritor, Inc.,
8.125%, due 09/15/15		50,000	49,625
Bank One Corp.,
7.875%, due 08/01/10		675,000	730,479
Berry Plastics Holding Corp.,
8.875%, due 09/15/14		100,000	102,250
Cincinnati Bell, Inc.,
7.250%, due 07/15/13		150,000	155,625
Citigroup, Inc.,
5.000%, due 09/15/14		400,000	390,504
Comcast Cable Communications LLC,
6.750%, due 01/30/11		150,000	157,956
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08		575,000	561,928
CSC Holdings, Inc.,
Series B, 8.125%, due 08/15/09		150,000	155,250
DaimlerChrysler N.A. Holding Corp.,
7.200%, due 09/01/09		500,000	521,240
Deluxe Corp.,
5.000%, due 12/15/12		150,000	135,000
Dynegy Holdings, Inc.,
8.375%, due 05/01/16		75,000	78,000
Ford Motor Credit Co.,
5.800%, due 01/12/09		380,000	372,760
Freeport-McMoRan Copper & Gold, Inc.,
8.250%, due 04/01/15		150,000	161,438
General Electric Capital Corp.,
4.375%, due 01/20/10	EUR	505,000	677,354
6.750%, due 03/15/32		$110,000	124,634
GMAC, LLC,
7.250%, due 03/02/11		100,000	100,552
HSBC Finance Corp.,
6.750%, due 05/15/11		350,000	368,708
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14		50,000	51,125
JPMorgan Chase Bank N.A.,
4.375%, due 11/30/21[1]	EUR	350,000	454,356
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35		$450,000	415,047
Kraft Foods, Inc.
5.625%, due 11/01/11		200,000	202,439
Kroger Co.
8.050%, due 02/01/10		350,000	374,990
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14		250,000	246,250
Lehman Brothers Holdings, Inc.,
4.750%, due 01/16/14	EUR	215,000	288,137
Levi Strauss & Co.,
12.250%, due 12/15/12		$275,000	301,812
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12		200,000	206,064
Miller Brewing Co.,
5.500%, due 08/15/13[2]		580,000	579,564

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Mirant North America LLC,
7.375%, due 12/31/13		75,000	76,875
Morgan Stanley,
5.300%, due 03/01/13		235,000	234,705
5.750%, due 10/18/16		500,000	502,903
Omnova Solutions, Inc.,
11.250%, due 06/01/10		75,000	79,688
Owens-Brockway Glass Container, Inc.,
8.250%, due 05/15/13		250,000	260,625
PolyOne Corp.,
10.625%, due 05/15/10		250,000	263,750
Sheridan Group, Inc.,
10.250%, due 08/15/11		150,000	156,938
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12		200,000	207,000
SLM Corp.,
4.750%, due 03/17/14	EUR	200,000	266,697
Sprint Capital Corp.,
8.375%, due 03/15/12	$620,000		691,752
Univision Communications, Inc.,
7.850%, due 07/15/11		50,000	52,250
UST, Inc.,
6.625%, due 07/15/12		10,000	10,607
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09		350,000	364,308
Xerox Capital Trust I,
8.000%, due 02/01/27		100,000	102,000
Total US corporate bonds (cost $11,367,370)			11,456,468

Asset-backed securities — 2.50%
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1, 5.660%, due 06/25/33[1,2]		5,801	5,818
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FFA, Class M3, 5.517%, due 03/25/25[3,4]		500,000	470,000
GSAMP Trust,
Series 06-S1, Class M6, 7.000%, due 11/25/35[3,4]		500,000	75,000
Indymac Seconds Asset Backed Trust,
Series 06-1, Class A4, 6.166%, due 05/25/36[3]		1,000,000	1,016,749
Metris Master Trust,
Series 05-2, Class C, 5.910%, due 09/20/11[1,2]		500,000	499,995
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31[2]		15,087	13,855
Textron Financial Floorplan Master Note Trust,
Series 07-AA, Class B, 5.530%, due 03/13/12[1,2]		1,000,000	1,000,000

Total asset-backed securities (cost $3,503,261)			3,081,417

Collateralized debt obligations — 2.17%
Ares VR CLO Ltd.,
Series 06-1A, Class D, 7.260%, due 02/24/18[1,5]		240,000	239,976
Brentwood CLO Ltd.,
Series 06-1A, Class C, 6.816%, due 02/01/22[1,5]		250,000	251,600
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21[1,5]		200,000	200,000
Duke Funding Ltd.,
Series 06-11A, Class B1E, 6.034%, due 08/08/46[5]	EUR	179,194	219,173
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C, 6.366%, due 12/20/18[1,5,6]	$250,000		251,650
Halcyon Loan Investors CLO, Ltd.,
Series 06-1A, Class C, 6.810%, due 11/20/20[1,5]		250,000	250,400
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C, 6.210%, due 11/01/13[1,5]		250,000	249,975
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 8.320%, due 12/10/51[1,5,6]		250,000	208,000

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36[1,5]	200,000	192,760
Series 06-7A, Class A3L, 6.810%, due 02/05/37[1,5]	330,000	317,361
Series 06-7A, Class B1L, 8.310%, due 02/05/37[1,5]	200,000	196,040
Tricadia CDO Ltd.,
Series 05-4A, Class B1L, 8.590%, due 12/11/40[1,5]	94,817	94,817
Total collateralized debt obligations (cost $2,704,715)		2,671,752

Commercial mortgage-backed securities — 2.13%
Asset Securitization Corp.,
Series 95-MD4, Class A3, 7.384%, due 08/13/29[1]	350,000	352,278
Series 96-MD6, Class A4, 7.587%, due 11/13/29[1]	375,000	378,864
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2, Class A2, 7.320%, due 10/15/32	80,000	84,804
Series 05-LXR1, Class G, 6.270%, due 09/15/18[1,2]	500,000	499,571
DLJ Commercial Mortgage Corp.,
Series 00-CKP1, Class A1B, 7.180%, due 11/10/33	271,260	285,920
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	49,566	49,616
Hilton Hotel Pool Trust,
Series 00-HLTA, Class A1, 7.055%, due 10/03/15[2]	239,858	248,026
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2, 7.400%, due 07/15/31	72,536	74,967
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40[2]	76,129	75,122
Morgan Stanley Capital I,
Series 03-T11, Class A4, 5.150%, due 06/13/41	155,000	154,247
PNC Mortgage Acceptance Corp.,
Series 00-C1, Class A2, 7.610%, due 02/15/10	318,176	333,736
TIAA Retail Commercial Trust,
Series 01-C1A, Class A2, 6.300%, due 06/19/21[2]	82,167	82,743
Total commercial mortgage-backed securities (cost $2,730,338)		2,619,894

Mortgage & agency debt securities — 0.77%
Federal Home Loan Mortgage Corp., REMIC,
Series 3205, Class PC, 6.000%, due 09/15/32	250,000	254,949
Federal National Mortgage Association,
6.625%, due 09/15/09	360,000	374,575
Government National Mortgage Association,
6.500%, due 04/15/31	109,444	112,603
Washington Mutual Mortgage Pass-Through Certificates,
Series 07-HY1, Class 3A2, 5.888%, due 02/25/37[1]	200,000	199,187
Total mortgage & agency debt securities (cost $934,123)		941,314

US government obligations — 7.88%
US Treasury Bond,
6.250%, due 05/15/30	345,000	408,744
US Treasury Notes,
4.125%, due 05/15/15	1,390,000	1,342,436
4.250%, due 11/30/07	8,000,000	7,961,248
Total US government obligations (cost $9,680,761)		9,712,428
Total US bonds (cost $30,920,568)		30,483,273

International bonds — 53.31%
International corporate bonds — 8.43%
Canada — 0.40%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	$175,000	174,562
8.550%, due 08/01/10	150,000	151,875
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	175,000	170,188
		496,625

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

France — 1.60%
BNP Paribas,
5.250%, due 12/17/12	EUR	140,000	195,549
5.625%, due 08/07/08	100,000		136,076
5.750%, due 01/24/22	GBP	80,000	160,755
Compagnie de Financement Foncier,
2.375%, due 01/29/09	EUR	550,000	712,368
Credit Lyonnais SA,
5.000%, due 11/15/12[1]	210,000		281,665
Lafarge SA,
4.750%, due 03/23/20	180,000		232,639
Veolia Environnement,
4.875%, due 05/28/13	190,000		257,379
			1,976,431
Germany — 2.01%
Eurohypo AG,
3.750%, due 11/05/08	EUR	550,000	730,658
EWE AG,
4.875%, due 10/14/19	170,000		230,189
Kreditanstalt fuer Wiederaufbau,
4.750%, due 08/17/07	710,000		950,672
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	700,000	559,341
			2,470,860
Luxembourg — 0.84%
Telecom Italia Finance SA,
6.575%, due 07/30/09	EUR	600,000	838,035
7.750%, due 01/24/33	125,000		201,515
			1,039,550
Netherlands — 0.58%
E.ON International Finance BV,
6.375%, due 05/29/12	GBP	100,000	201,295
Montell Finance Co. BV,
8.100%, due 03/15/27[2]	$150,000		150,000
RWE Finance BV,
5.500%, due 10/26/07	EUR	265,000	356,427
			707,722
United Kingdom — 3.00%
ABB International Finance Ltd.,
4.625%, due 06/06/13	EUR	350,000	467,332
Barclays Bank PLC,
4.500%, due 03/04/19[1]	190,000		254,427
4.750%, due 3/15/20[1,7]	900,000		1,049,818
5.750%, due 09/14/26	GBP	80,000	162,680
Lloyds TSB Bank PLC,
5.875%, due 06/20/14	400,000		793,572
7.750%, due 06/18/07	35,000		69,107
National Westminster Bank PLC,
6.000%, due 01/21/10	EUR	335,000	467,803
6.500%, due 09/07/21	GBP	110,000	235,764
Travelers Insurance Co. Institutional Funding Ltd.,
5.750%, due 12/06/11	100,000		195,572
			3,696,075
Total International corporate bonds (cost $9,938,633)			10,387,263

International asset-backed security — 0.22%
United Kingdom — 0.22%
Whinstone Capital Management Ltd.,
Series 1X, Class B2, 4.669%, due 10/25/44[2]
(cost $248,202)	EUR	205,118	275,376

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

International collateralized debt obligations — 2.37%
Cayman Islands — 1.56%
Black Diamond CLO Ltd.,
Series 05-2X, Class IN, due 07/01/18[4,8]		$100,000	100,000
Series 06-1A, Class D, 6.741%, due 04/29/19[1,5]	250,000		250,000
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C, 7.340%, due 03/13/47[1,5,6]	250,000		250,000
Galena CDO Ltd.,
Series II-AIRL, due 04/07/17[4,8]	300,000		300,000
Greywolf CLO Ltd.,
Series 07-1A, Class D, 6.887%, due 02/18/21[1,5,6]	250,000		241,250
Gulf Stream — Sextant CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 08/21/20[1,5]	180,000		180,000
Northwoods Capital Ltd.,
Series 06-7A, Class D, 6.990%, due 10/22/21[1,5]	180,000		180,000
Octans CDO Ltd.,
Series 06-2A, Class D, 8.660%, due 11/12/51[1,5]	263,409		225,455
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18[1,5]	200,000		200,000
			1,926,705
Luxembourg — 0.27%
GSC European CDO,
Series I-RA Class D, due 12/15/22[4,8]	EUR	250,000	333,962

Netherlands — 0.54%
Highlander Euro CDO,
Series 06-2NA, Class D, 5.417%, due 12/14/22[1,5]	EUR	250,000	331,291
Queen Street CLO,
Series 06-1A, Class C1, 4.589%, due 04/15/23[1,5]	250,000		331,538
			662,829
Total international collateralized debt obligations (cost $2,959,193)			2,923,496

International mortgage & agency debt securities — 0.28%
United Kingdom — 0.28%
Granite Master Issuer PLC,
Series 05-4, Class C4, 4.376%, due 12/20/54[1]	EUR	180,000	240,871
Paragon Mortgages PLC,
Series 7A, Class B1A, 6.110%, due 05/15/43[1,2]	$100,000		100,107
Total international mortgage & agency debt securities (cost $317,331)			340,978

Foreign government bonds — 37.16%
Australia — 0.22%
Government of Australia,
5.750%, due 06/15/11	AUD	340,000	271,486

Belgium — 5.14%
Government of Belgium,
5.750%, due 03/28/08	EUR	4,665,000	6,329,684

Canada — 0.89%
Government of Canada,
6.000%, due 06/01/08	CAD	1,240,000	1,097,204

France — 6.62%
French Treasury Note,
3.500%, due 07/12/09	EUR	4,335,000	5,726,052
Government of France,
5.500%, due 04/25/29	1,555,000		2,429,880
			8,155,932
Germany — 5.87%
Deutsche Bundesrepublik,
4.000%, due 01/04/37	EUR	775,000	993,085
5.000%, due 07/04/12	330,000		460,730
6.250%, due 01/04/24	3,485,000		5,775,815
			7,229,630

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Japan — 10.41%
Government of Japan,
1.900%, due 06/20/25	JPY	535,300,000	4,452,175
Government of Japan CPI Linked Bond (TIPS),
0.500%, due 12/10/14	1,029,000,000		8,378,788
			12,830,963
Netherlands — 1.31%
Government of Netherlands,
5.000%, due 07/15/11	EUR	1,165,000	1,614,392

Sweden — 3.33%
Government of Sweden,
5.000%, due 01/28/09	SEK	28,070,000	4,103,893

United Kingdom — 3.37%
U.K. Gilts,
4.750%, due 09/07/15	GBP	1,475,000	2,848,454
4.750%, due 03/07/20	665,000		1,298,608
			4,147,062
Total foreign government bonds (cost $44,340,132)			45,780,246

Sovereign/supranational bonds — 4.85%
Council of Europe Development Bank,
5.625%, due 12/14/15	AUD	5,000,000	3,852,485
European Investment Bank,
5.750%, due 09/15/09	880,000		700,781
6.250%, due 04/15/14	GBP	690,000	1,423,259
Total sovereign/supranational bonds (cost $5,818,271)			5,976,525
Total international bonds (cost $63,621,762)			65,683,884
Total bonds (cost $94,542,330)			96,167,157

	Shares
Investment company — 15.00%
UBS U.S. Securitized Mortgage Relationship Fund,[9]
(cost $17,246,265)	1,446,430	18,482,766

Short-term investments — 5.90%
Other — 5.89%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
5.41%[9,10]	7,253,845	7,253,845

	Face
	amount
US government obligation — 0.01%
US Treasury Bills,
4.99%, due 06/28/07[11]	$12,000	11,858
Total short-term investments (cost $7,265,702)		7,265,703

	Number of
	contracts
Options purchased — 0.00%[12]
Put options — 0.00%
90 Day Euro Futures, strike @ 94.63, expires June 2007*
(cost $33,532)	239	4,481
Total investments — 98.96% (cost $119,087,829)		121,920,107
Cash and other assets, less liabilities — 1.04%		1,285,385
Net assets — 100.00%		$123,205,492

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $119,087,829; and net unrealized appreciation consisted of:

	Gross unrealized appreciation	$3,626,818
	Gross unrealized depreciation	(794,540)
	Net unrealized appreciation	$2,832,278

*	Non-income producing security.
1	Floating rate security — The interest rates shown are the current rates as of March 31, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $3,530,177 or 2.87% of net assets.

3	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4	Security is illiquid. These securities amounted to $1,278,962 or 1.04% of net assets.
5

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $4,861,286 or 3.95% of net assets as of March 31, 2007 are considered illiquid and restricted.

6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of these securities amounted to $950,900 or 0.77% of net assets.
7	Perpetual bond security. The maturity date reflects the next call date.
8	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
9	Investment in affiliated mutual fund.
10	The rate shown is the effective yield at the date of purchase.
11	Interest rate shown is the discount rate at date of purchase.
12	Amount represents less than 0.005%.
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
REMIC	Real Estate Mortgage Investment Conduit
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Restricted securities

					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Ares VR CLO Ltd.,
Series 06-1A, Class D, 7.260%, due 02/24/18	02/16/06	$238,800	0.19%	$239,976	0.19%
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 6.741%, due 04/29/19	12/22/06	250,000	0.20	250,000	0.20
Brentwood CLO Ltd.,
Series 06-1A, Class C, 6.816%, due 02/01/22	12/07/06	249,100	0.20	251,600	0.20
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.135%, due 05/10/21	01/26/06	200,000	0.16	200,000	0.16
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C, 7.340%, due 03/13/47	03/06/07	250,000	0.20	250,000	0.20
Duke Funding Ltd.,
Series 06-11A, Class B1E, 6.034%, due 08/08/46	09/19/06	216,107	0.18	219,173	0.18
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C, 6.366%, due 12/20/18	11/28/06	245,500	0.20	251,650	0.21
Greywolf CLO Ltd.,
Series 07-1A, Class D, 6.887%, due 02/18/21	12/08/06	250,000	0.20	241,250	0.20
Gulf Stream — Sextant CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 08/21/20	07/26/06	180,000	0.15	180,000	0.15
Halcyon Loan Investors CLO, Ltd.,
Series 06-1A, Class C, 6.800%, due 11/20/20	09/27/06	250,000	0.20	250,400	0.20
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C, 6.210%, due 11/01/13	09/28/06	250,000	0.20	249,975	0.20
Highlander Euro CDO,
Series 06-2NA, Class D, 5.417%, due 12/14/22	11/28/06	329,938	0.27	331,291	0.27
Northwoods Capital Ltd.,
Series 06-7A, Class D, 6.990%, due 10/22/21	08/22/06	179,352	0.15	180,000	0.15
Octans CDO Ltd.,
Series 06-2A, Class D, 8.660%, due 11/12/51	09/20/06	263,409	0.22	225,455	0.18
Queen Street CLO,
Series 06-1A, Class C1, 4.589%, due 04/15/23	12/21/06	323,782	0.26	331,538	0.27
Sagittarius CDO Ltd.,
Series 07-1A, Class C, 8.320%, due 12/10/51	02/13/07	250,000	0.20	208,000	0.17
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D, 6.960%, due 07/15/18	06/13/06	199,300	0.16	200,000	0.16
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	195,000	0.16	192,760	0.16
Series 06-7A, Class A3L, 6.810%, due 02/05/37	09/15/06	319,865	0.26	317,361	0.26
Series 06-7A, Class B1L, 8.310%, due 02/05/37	09/15/06	196,000	0.16	196,040	0.16
Tricadia CDO Ltd.,
Series 05-4A, Class B1L, 8.590%, due 12/11/40	12/01/05	94,343	0.08	94,817	0.08
		$4,930,496	4.00%	$4,861,286	3.95%

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2007:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	6,030,000	USD	4,655,668	05/18/07	$(216,572)
Canadian Dollar	1,010,000	USD	893,035	05/18/07	17,059
Euro	5,570,000	USD	7,223,222	05/18/07	(230,831)
Euro	1,875,000	CHF	3,003,403	05/18/07	(27,986)
Euro	770,000	JPY	120,347,073	05/18/07	(2,831)
Great Britain Pound	2,795,000	USD	5,334,873	05/18/07	(164,569)
Japanese Yen	365,900,000	USD	3,169,768	05/18/07	45,415
Japanese Yen	67,500,000	USD	569,613	05/18/07	(6,758)
Swedish Krona	5,650,000	USD	806,976	05/18/07	(4,206)
United States Dollar	861,863	CAD	1,010,000	05/18/07	14,113
United States Dollar	3,217,235	CHF	3,935,000	05/18/07	33,628
United States Dollar	430,941	DKK	2,490,000	05/18/07	16,217
United States Dollar	2,852,334	EUR	2,200,000	05/18/07	91,816
United States Dollar	13,317,723	JPY	1,535,600,000	05/18/07	(205,512)
United States Dollar	771,907	JPY	92,300,000	05/18/07	16,226
United States Dollar	805,710	SEK	5,650,000	05/18/07	5,472
United States Dollar	932,824	SGD	1,440,000	05/18/07	19,086
United States Dollar	2,780,324	TWD	91,000,000	05/29/07	(24,306)
Net unrealized depreciation on forward foreign currency contracts					$(624,539)

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krona
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

WRITTEN OPTIONS

Put Options Written

	Expiration	Premium
	date	received	Value
90 Day Euro Futures, 239 contracts, strike @ 94.38	June 2007	$(5,306)	$(1,494)

UBS Global Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Auto components	0.04%
Automobiles	0.42
Beverages	0.47
Capital markets	0.83
Chemicals	0.28
Commercial banks	0.96
Commercial services & supplies	0.24
Consumer finance	0.90
Containers & packaging	0.29
Diversified financial services	0.97
Diversified telecommunication services	0.69
Food & staples retailing	0.60
Food products	0.16
Hotels, restaurants & leisure	0.20
Independent power producers & energy traders	0.13
Insurance	0.17
Media	0.50
Metals & mining	0.23
Office electronics	0.08
Oil, gas & consumable fuels	0.34
Paper & forest products	0.03
Textiles, apparel & luxury goods	0.25
Thrifts & mortgage finance	0.46
Tobacco	0.01
Wireless telecommunication services	0.05
Total US corporate bonds	9.30
Asset-backed securities	2.50
Collateralized debt obligations	2.17
Commercial mortgage-backed securities	2.13
Mortgage & agency debt securities	0.77
US government obligations	7.88
Total US bonds	24.75
International bonds
International corporate bonds
Chemicals	0.12
Commercial banks	4.89
Construction & engineering	0.38
Construction materials	0.19
Diversified financial services	0.16
Diversified telecommunication services	0.84
Electric utilities	0.64
Multi-utilities	0.22
Paper & forest products	0.40
Thrifts & mortgage finance	0.59
Total international corporate bonds	8.43
International asset-backed security	0.22
International collateralized debt obligations	2.37
International mortgage & agency debt securities	0.28
Foreign government bonds	37.16
Sovereign/supranational bonds	4.85
Total international bonds	53.31
Total bonds	78.06
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	15.00
Short-term investments	5.90
Options purchased	0.00 †
Total investments	98.96
Cash and other assets, less liabilities	1.04
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS Global Bond Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

† Amount represents less than 0.005%.

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face amount	Value
Bonds — 95.54%
US bonds — 86.71%
US corporate bonds — 86.67%
AAC Group Holding Corp.,
0.000%, due 10/01/12[1]	$1,100,000	$987,250
Activant Solutions, Inc.,
9.500%, due 05/01/16	200,000	197,000
Advanstar Communications, Inc.,
10.750%, due 08/15/10	750,000	811,875
Affinion Group, Inc.,
10.125%, due 10/15/13	650,000	708,500
Ahern Rentals, Inc.,
9.250%, due 08/15/13	450,000	469,688
9.250%, due 08/15/13[2]	325,000	339,219
Ainsworth Lumber Co., Ltd.,
7.250%, due 10/01/12	1,225,000	903,437
AK Steel Corp.,
7.750%, due 06/15/12	1,600,000	1,626,000
American Cellular Corp.,
Series B, 10.000%, due 08/01/11	301,000	318,684
American Rock Salt Co. LLC,
9.500%, due 03/15/14	900,000	911,250
Ameripath, Inc.,
10.500%, due 04/01/13	750,000	802,500
AmeriQual Group LLC,
9.500%, due 04/01/12[2]	1,000,000	1,035,000
Aramark Corp.,
8.860%, due 02/01/15[2,3]	750,000	770,625
ArvinMeritor, Inc.,
8.125%, due 09/15/15	1,100,000	1,091,750
Ashtead Capital, Inc.,
9.000%, due 08/15/16[2]	250,000	266,250
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	900,000	927,000
Baker & Taylor, Inc.,
11.500%, due 07/01/13[2]	400,000	416,000
BE Aerospace, Inc.,
Series B, 8.875%, due 05/01/11	375,000	386,719
Berry Plastics Holding Corp.,
8.875%, due 09/15/14	400,000	409,000
Boise Cascade LLC,
7.125%, due 10/15/14	620,000	613,800
Brookstone Co., Inc.,
12.000%, due 10/15/12	275,000	286,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	1,050,000	1,044,750
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,200,000	1,218,000
Caesars Entertainment, Inc.,
8.125%, due 05/15/11	550,000	582,312
Carriage Services, Inc.,
7.875%, due 01/15/15	465,000	477,788
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,050,000	1,050,000
Century Aluminum Co.,
7.500%, due 08/15/14	725,000	744,937
Cenveo Corp.,
7.875%, due 12/01/13	700,000	686,000

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face amount	Value
Chemtura Corp.,
6.875%, due 06/01/16	$450,000	$435,375
Chukchansi Economic Development Authority,
8.000%, due 11/15/13[2]	550,000	568,563
Cincinnati Bell, Inc.,
8.375%, due 01/15/14	1,000,000	1,022,500
Circus & Eldorado Joint Venture Corp.,
10.125%, due 03/01/12	500,000	523,750
Citizens Communications Co.,
9.000%, due 08/15/31	1,025,000	1,122,375
Clarke American Corp.,
11.750%, due 12/15/13	500,000	577,500
CMP Susquehanna Corp.,
9.875%, due 05/15/14[2]	625,000	640,625
Coleman Cable, Inc.,
9.875%, due 10/01/12[2]	450,000	465,750
Collins & Aikman Floor Cover,
Series B, 9.750%, due 02/15/10	400,000	407,000
Comstock Resources, Inc.,
6.875%, due 03/01/12	500,000	485,000
Cooper-Standard Automotive, Inc.,
8.375%, due 12/15/14	925,000	774,687
CPG International I, Inc.,
12.117%, due 07/01/12[3]	300,000	310,500
CSC Holdings, Inc.,
Series B, 8.125%, due 08/15/09	875,000	905,625
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	650,000	679,250
Deluxe Corp.,
5.000%, due 12/15/12	1,625,000	1,462,500
Dole Food Co., Inc.,
8.875%, due 03/15/11	1,025,000	1,012,187
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	775,000	806,000
Easton-Bell Sports, Inc.,
8.375%, due 10/01/12	750,000	740,625
Energy Partners Ltd.,
8.750%, due 08/01/10	250,000	262,500
Esterline Technologies Corp.,
6.625%, due 03/01/17[2]	900,000	904,500
FastenTech, Inc.,
11.500%, due 05/01/11	1,050,000	1,114,312
Ford Motor Credit Co.,
7.375%, due 10/28/09	2,700,000	2,695,037
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	800,000	865,000
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14[2]	1,075,000	1,076,344
GMAC LLC,
7.250%, due 03/02/11	475,000	477,621
General Motors Corp.,
7.200%, due 01/15/11	1,600,000	1,520,000
Giant Industries, Inc.,
11.000%, due 05/15/12	625,000	662,500
Glatfelter,
7.125%, due 05/01/16	200,000	203,000
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	750,000	761,250
Hawker Beechcraft Acquisition Co. LLC,
8.500%, due 04/01/15[2]	250,000	259,688

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face amount	Value
HCA, Inc.,
9.125%, due 11/15/14[2]	$250,000	$267,188
9.250%, due 11/15/16[2]	250,000	269,688
Hercules, Inc.,
6.500%, due 06/30/29	375,000	318,750
Inergy LP/ Inergy Finance Corp.,
8.250%, due 03/01/16	875,000	918,750
Ingles Markets, Inc.,
8.875%, due 12/01/11	1,175,000	1,222,000
Insight Communications Co., Inc.,
12.250%, due 02/15/11[1]	625,000	653,125
Interface, Inc.,
10.375%, due 02/01/10	900,000	992,250
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,100,000	1,124,750
Jafra Cosmetics International, Inc.,
10.750%, due 05/15/11	414,000	438,323
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	500,000	500,000
Kansas City Southern Railway Co.,
7.500%, due 06/15/09	750,000	766,875
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14	900,000	886,500
Levi Strauss & Co.,
12.250%, due 12/15/12	1,025,000	1,124,937
LIN Television Corp.,
Series B, 6.500%, due 05/15/13	625,000	611,719
Mediacom LLC,
9.500%, due 01/15/13	1,265,000	1,304,531
Midwest Generation LLC,
8.750%, due 05/01/34	750,000	813,750
Mirant Americas Generation LLC,
9.125%, due 05/01/31	500,000	532,500
Mirant North America LLC,
7.375%, due 12/31/13	1,150,000	1,178,750
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14[2]	275,000	283,250
MTR Gaming Group, Inc.,
Series B, 9.000%, due 06/01/12	425,000	442,000
9.750%, due 04/01/10	750,000	781,875
Neenah Foundary Co.,
9.500%, due 01/01/17[2]	500,000	500,000
Nexstar Finance Holdings LLC,
0.000%, due 04/01/13[1]	500,000	483,750
Nexstar Finance, Inc.,
7.000%, due 01/15/14	500,000	480,000
NRG Energy, Inc.,
7.375%, due 02/01/16	400,000	411,000
7.375%, due 01/15/17	650,000	667,062
Omnova Solutions, Inc.,
11.250%, due 06/01/10	875,000	929,687
Owens-Illinois, Inc.,
7.800%, due 05/15/18	700,000	715,750
Pantry, Inc.,
7.750%, due 02/15/14	975,000	984,750
Pathmark Stores, Inc.,
8.750%, due 02/01/12	500,000	516,875
Petro Stopping Centers LP,
9.000%, due 02/15/12	550,000	566,500
Pinnacle Foods Group, Inc.,
8.250%, due 12/01/13	750,000	815,662

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face amount	Value
Pokagon Gaming Authority,
10.375%, due 06/15/14[2]	$700,000	$771,750
PolyOne Corp.,
10.625%, due 05/15/10	800,000	844,000
Poster Financial Group, Inc.,
8.750%, due 12/01/11	650,000	676,000
Prestige Brands, Inc.,
9.250%, due 04/15/12	750,000	776,250
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	750,000	761,250
Qwest Communications International, Inc.,
7.250%, due 02/15/11	550,000	563,063
Qwest Corp.,
8.875%, due 03/15/12	350,000	386,750
R.H. Donnelley Corp.,
8.875%, due 01/15/16	1,000,000	1,062,500
Rafaella Apparel Group, Inc.,
11.250%, due 06/15/11	492,000	501,840
Restaurant Co.,
10.000%, due 10/01/13	525,000	509,250
Reynolds American, Inc.,
7.250%, due 06/01/13	550,000	576,351
River Rock Entertainment Authority,
9.750%, due 11/01/11	650,000	692,250
Rockwood Specialties Group, Inc.,
10.625%, due 05/15/11	333,000	351,315
San Pasqual Casino,
8.000%, due 09/15/13[2]	750,000	771,562
Sanmina-SCI Corp.,
8.125%, due 03/01/16	750,000	705,000
Sequa Corp.,
9.000%, due 08/01/09	850,000	896,750
Sheridan Group, Inc.,
10.250%, due 08/15/11	975,000	1,020,094
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	1,175,000	1,216,125
Stanadyne Corp.,
10.000%, due 08/15/14	625,000	643,750
Terra Capital, Inc.,
7.000%, due 02/01/17[2]	500,000	497,500
Tube City IMS Corp.,
9.750%, due 02/01/15[2]	525,000	546,000
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[2]	700,000	743,750
Umbrella Acquisition,
9.750%, due 03/15/15[2]	650,000	647,562
Unisys Corp.,
8.000%, due 10/15/12	650,000	651,625
Universal Hospital Services, Inc.,
10.125%, due 11/01/11	850,000	903,125
Univision Communications, Inc.,
7.850%, due 07/15/11	295,000	308,275
US Concrete, Inc.,
8.375%, due 04/01/14	550,000	558,250
Verso Paper Holdings LLC,
9.125%, due 08/01/14[2]	300,000	312,000
Vertis, Inc.,
Series B, 10.875%, due 06/15/09	550,000	555,500
Wheeling Island Gaming, Inc.,
10.125%, due 12/15/09	1,275,000	1,294,125
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,150,000	1,129,875

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face amount	Value
Wind Acquisition Finance SA,
10.750%, due 12/01/15[2]	$500,000	$572,500
Windstream Corp.,
8.625%, due 08/01/16	425,000	464,844
Wornick Co.,
10.875%, due 07/15/11	450,000	399,938
Xerox Capital Trust I,
8.000%, due 02/01/27	1,650,000	1,683,000

Total US corporate bonds (cost $89,497,278)		91,319,164

Asset-backed security — 0.04%
GSAMP Trust,
Series 06-S2, Class B2, 7.000%, due 01/25/36[1,4]
(cost $607,564)	750,000	37,500

Total US bonds (cost $90,104,842)		91,356,664

International bonds — 8.83%
International corporate bonds — 8.83%
Bermuda — 1.17%
Intelsat Subsidiary Holding Co., Ltd.,
8.625%, due 01/15/15	1,150,000	1,230,500

Canada — 4.46%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	625,000	623,437
8.550%, due 08/01/10	800,000	810,000
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,075,000	1,045,437
Great Canadian Gaming Corp.,
7.250%, due 02/15/15[2]	150,000	150,938
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	910,000
Quebecor World Capital Corp.,
8.750%, due 03/15/16[2]	1,150,000	1,164,375
		4,704,187
Cayman Islands — 0.89%
Bluewater Finance Ltd.,
10.250%, due 02/15/12	900,000	938,250

Netherlands — 1.76%
Montell Finance Co. BV,
8.100%, due 03/15/27[2]	1,300,000	1,300,000
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14[2]	300,000	309,750
Sensata Technologies BV,
8.000%, due 05/01/14	250,000	248,438
		1,858,188
United Kingdom — 0.55%
Ineos Group Holdings PLC,
8.500%, due 02/15/16[2]	600,000	574,500

Total international corporate bonds (cost $9,185,531)		9,305,625

Total bonds (cost $99,290,373)		100,662,289

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares
Equities — 0.00%
US equities — 0.00%
Aerospace & defense — 0.00%
Sabreliner Corp.* [5,6]	8,400	0

Hotels, restaurants & leisure — 0.00%
American Restaurant Group, Inc.* [5,6]	972	0

Total US equities (cost $153,000)		0

	Number of warrants
Warrants — 0.00%
Dayton Superior Corp.,
expires 06/15/09*[4,6]	225	0
Knology, Inc.,
expires 10/15/07*[4,6]	16,995	0
Pathnet, Inc.,
expires 04/15/08*[5,6]	6,275	0
Pliant Corp.,
expires 06/01/10*[4,6]	1	0

Total warrants (cost $10)		0

	Shares
Short-term investment — 1.91%
Other — 1.91%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
5.41%[7,8]
(cost $2,005,415)	2,005,415	2,005,415

Total investments— 97.45% (cost $101,448,798)		102,667,704
Cash and other assets, less liabilities — 2.55%		2,691,883
Net assets — 100.00%		$105,359,587

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $101,448,798; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$2,557,649
Gross unrealized depreciation		(1,338,743)
Net unrealized appreciation		$1,218,906

*	Non-income producing security.
1	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $16,424,877 or 15.59% of net assets.

3	Floating rate security — The interest rate shown is the current rate as of March 31, 2007.
4

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $37,500 or 0.04% of net assets as of March 31, 2007 are considered illiquid and restricted.

5	Security is illiquid. These securities amounted to $0 or 0.00% of net assets.
6	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
7	Investment in affiliated mutual fund.
8	The rate shown is the effective yield at the date of purchase.

GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.

UBS High Yield Fund — Portfolio of investments

March 31, 2007 (unaudited)

Restricted securities

					03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Dayton Superior Corp.,
expires 06/15/09	08/07/00	$0	0.00%	$0	0.00%

GSAMP Trust,
Series 06-S2, Class B2, 7.000%, due 01/25/36	04/10/06	607,564	0.58	$37,500	0.04

Knology, Inc.,
expires 10/15/07	06/08/98	0	0.00	0	0.00
Pliant Corp.,
expires 06/01/10	10/20/00	0	0.00	0	0.00
		$607,564	0.58%	$37,500	0.04%

Industry diversification
As a percentage of net assets
As of March 31, 2007 (unaudited)[a]

Bonds
US bonds
US corporate bonds
Aerospace/defense	2.32%
Apparel/textiles	1.54
Automotive	3.83
Broadcasting	4.17
Building materials	3.65
Cable	2.72
Capital goods	0.52
Chemicals	3.47
Consumer products	3.44
Containers	1.54
Diversified financial services	3.01
Diversified media	1.84
Energy	4.16
Food & drug retailers	1.65
Food/beverage/tobacco	3.64
Gaming	8.52
Healthcare	3.30
Metals/mining	2.05
Non-food & drug retailers	1.74
Paper	3.92
Printing & publishing	6.25
Railroads	0.73
Restaurants	1.33
Services	1.75
Steel	2.36
Technology	4.09
Telecommunications	4.22
Transportation excluding air/rail	0.72
Utilities	4.19
Total US corporate bonds	86.67
Asset-backed security	0.04
Total US bonds	86.71
International bonds
International corporate bonds
Capital goods	0.24
Chemicals	1.78
Energy	0.89
Gaming	0.14
Paper	3.22
Printing & publishing	1.10
Technology	0.29
Telecommunications	1.17
Total international corporate bonds	8.83
Total bonds	95.54
Equities	0.00
Warrants	0.00
Short-term investment	1.91
Total investments	97.45
Cash and other assets, less liabilities	2.55
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS High Yield Fund. Figures would be different if a breakdown of the underlying investment company‘s industry diversification were included.

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount	Value
Bonds — 64.64%
US bonds — 64.02%
US corporate bonds — 7.74%
American General Finance Corp.,
5.375%, due 10/01/12	$180,000	$180,804
AT&T Corp.,
8.000%, due 11/15/31	175,000	216,263
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	95,000	99,948
Avon Products, Inc.,
7.150%, due 11/15/09	150,000	157,336
Bank of America Corp.,
5.420%, due 03/15/17[1]	400,000	395,847
Bank One Corp.,
7.875%, due 08/01/10	345,000	373,356
BellSouth Corp.,
6.550%, due 06/15/34	125,000	128,515
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	200,000	216,498
Capital One Financial Corp.,
5.500%, due 06/01/15	170,000	167,661
Citigroup, Inc.,
5.625%, due 08/27/12	975,000	992,661
Comcast Cable Communications LLC,
6.750%, due 01/30/11	425,000	447,543
Computer Sciences Corp.,
3.500%, due 04/15/08	165,000	161,094
Coors Brewing Co.,
6.375%, due 05/15/12	135,000	140,559
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	180,000	189,220
DaimlerChrysler N.A., Holding Corp.,
4.050%, due 06/04/08	530,000	522,046
Devon Financing Corp. ULC,
6.875%, due 09/30/11	260,000	276,594
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	130,000	126,338
Erac USA Finance Co.,
8.000%, due 01/15/11[1]	200,000	218,438
Ford Motor Credit Co.,
5.800%, due 01/12/09	2,325,000	2,280,702
General Electric Capital Corp.,
6.000%, due 06/15/12	1,145,000	1,189,694
6.750%, due 03/15/32	140,000	158,624
General Motors Acceptance Corp., LLC,
6.875%, due 09/15/11	510,000	510,494
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	500,000	528,604
HSBC Bank USA, N.A.,
5.625%, due 08/15/35	265,000	250,137
HSBC Finance Corp.,
6.750%, due 05/15/11	295,000	310,768
ICI Wilmington, Inc.,
4.375%, due 12/01/08	220,000	216,749
International Lease Finance Corp.,
3.500%, due 04/01/09	300,000	290,951

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount	Value
John Deere Capital Corp.,
7.000%, due 03/15/12	$145,000	$156,725
JPMorgan Chase & Co.,
6.750%, due 02/01/11	225,000	236,611
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	145,000	133,737
Kraft Foods, Inc.,
5.625%, due 11/01/11	320,000	323,902
MBNA Corp.,
7.500%, due 03/15/12	125,000	137,577
Metlife, Inc.,
5.000%, due 11/24/13	145,000	143,574
Morgan Stanley,
6.750%, due 04/15/11	680,000	719,219
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	130,000	167,693
PPL Energy Supply LLC,
6.400%, due 11/01/11	200,000	207,682
Sprint Capital Corp.,
8.750%, due 03/15/32	200,000	235,904
U.S. Bank N.A.,
6.375%, due 08/01/11	240,000	251,307
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	70,000	74,011
Wachovia Bank N.A.,
7.800%, due 08/18/10	345,000	371,168
Waste Management, Inc.,
7.375%, due 08/01/10	100,000	106,383
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	480,000	502,685
Wyeth
5.500%, due 03/15/13	170,000	171,451
Xcel Energy, Inc.,
7.000%, due 12/01/10	100,000	106,126
Total US corporate bonds (cost $14,690,701)		14,793,199

Asset-backed securities — 1.38%
Conseco Finance,
Series 01-D, Class M2, 7.070%, due 11/15/32[2]	483,203	472,064
Countrywide Asset-Backed Certificates,
Series 03-SD3, Class A1, 5.740%, due 12/25/32[1,2]	5,129	5,140
Series 04-SD1, Class A1, 5.660%, due 06/25/33[1,2]	84,433	84,684
Green Tree Financial Corp.,
Series 94-5, Class A5, 8.300%, due 11/15/19	97,832	101,663
Series 99-3, Class A5, 6.160%, due 02/01/31	53,522	53,527
GSAMP Trust,
Series 06-S3, Class A2, 5.769%, due 05/25/36[3]	1,450,000	1,439,125
Structured Asset Securities Corp.,
Series 03-AL2, Class A, 3.357%, due 01/25/31[1]	186,069	170,875
WFS Financial Owner Trust,
Series 03-2, Class B, 2.480%, due 12/20/10	318,504	318,002
Total asset-backed securities (cost $2,665,309)		2,645,080

Collateralized debt obligations — 0.21%
Abacus Ltd.,
Series 06-10A, Class H, 6.820%, due 10/30/45[2,4] (cost $400,000)	400,000	400,000

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount	Value
Commercial mortgage-backed securities — 3.83%
Banc of America Commercial Mortgage, Inc.,
Series 02-PB2, Class C, 6.349%, due 06/11/35	$745,000	$780,338
Bear Stearns Commercial Mortgage Securities,
Series 00-WF1, Class A2, 7.780%, due 02/15/32	1,215,000	1,285,815
Series 00-WF2, Class A2, 7.320%, due 10/15/32	200,000	212,009
DLJ Commercial Mortgage Corp.,
Series 00-CKP1, Class A1B, 7.180%, due 11/10/33	795,072	838,040
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3, 6.650%, due 11/18/29	158,291	158,452
Host Marriott Pool Trust,
Series 99-HMTA, Class A, 6.980%, due 08/03/15[1]	141,141	143,891
Series 99-HMTA, Class C, 7.730%, due 08/03/15[1]	360,000	379,395
Series 99-HMTA, Class D, 7.970%, due 08/03/15[1]	220,000	232,544
Series 99-HMTA, Class E, 8.070%, due 08/03/15[1]	220,000	232,758
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1, 3.890%, due 05/28/40[1]	362,126	357,339
PNC Mortgage Acceptance Corp.,
Series 00-C1, Class A2, 7.610%, due 02/15/10	848,470	889,962
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2, 6.605%, due 05/10/34	115,000	120,624
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2, 7.520%, due 12/18/09	1,250,000	1,312,193
TIAA Retail Commercial Trust,
Series 01- C1A, Class A2, 6.300%, due 06/19/21[1]	373,487	376,106
Total commercial mortgage-backed securities (cost $7,540,616)		7,319,466

Mortgage & agency debt securities — 22.91%
Countrywide Alternative Loan Trust,
Series 04-J8, Class 2A1, 7.000%, due 08/25/34	201,207	203,581
Countrywide Home Loan Mortgage Pass Through Trust,
Series 06-HYB1, Class 1A1, 5.373%, due 03/20/36[2]	1,015,714	1,017,618
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class 3A1, 6.500%, due 03/25/36	1,162,514	1,182,524
CS First Boston Mortgage Securities Corp.,
Series 02-10, Class 2A1, 7.500%, due 05/25/32	113,312	113,896
Series 03-8, Class 5A1, 6.500%, due 04/25/33	137,192	137,480
Series 05-9, Class 3A1, 6.000%, due 10/25/35	957,608	959,776
Series 05-11, Class 1A1, 6.500%, due 12/25/35	982,909	995,809
Series 05-12, Class 1A1, 6.500%, due 01/25/36	1,159,156	1,176,406
Federal Home Loan Bank System,
5.000%, due 02/20/09	785,000	786,537
5.000%, due 10/02/09	1,275,000	1,279,775
Federal Home Loan Mortgage Corp.,
5.600%, due 10/17/13	1,265,000	1,267,293
5.750%, due 06/27/16	815,000	845,668
Federal Home Loan Mortgage Corp. Gold Pools,
# E93969, 5.500%, due 01/01/18	378,100	379,820
# E01345, 5.500%, due 04/01/18	339,692	341,154
# G11429, 6.000%, due 12/01/17	285,048	290,228
# G01038, 6.500%, due 06/01/29	52,810	54,442
# C46104, 6.500%, due 09/01/29	149,653	154,365
# G01717, 6.500%, due 11/01/29	344,577	355,437
# C63008, 6.000%, due 01/01/32	993,061	1,007,176
# C64678, 6.500%, due 03/01/32	54,587	56,203
# C73458, 6.500%, due 11/01/32	49,421	50,797
# G01449, 7.000%, due 07/01/32	766,631	797,839

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount	Value
Federal Home Loan Mortgage Corp. REMICs,
Series 1595, Class D, 7.000%, due 10/15/13	$126,214	$127,569
Series 2148, Class ZA, 6.000%, due 04/15/29	541,286	541,847
Series 2297, Class NB, 6.000%, due 03/15/16	381,583	387,664
Series 2426, Class GH, 6.000%, due 08/15/30	189,533	189,850
Series 2532, Class PD, 5.500%, due 06/15/26	223,788	223,424
Federal National Mortgage Association,
4.250%, due 08/15/10	1,450,000	1,425,161
4.375%, due 03/15/13	1,715,000	1,669,923
5.200%, due 11/08/10	1,555,000	1,551,913
5.500%, due 03/15/11	2,770,000	2,833,231
6.070%, due 05/12/16	800,000	805,014
6.250%, due 02/01/11	1,370,000	1,437,151
Federal National Mortgage Association Pools,
# 735661, 5.500%, due 12/01/17	1,003,824	1,008,766
# 255047, 5.500%, due 01/01/24	1,175,823	1,172,533
# 357501, 5.500%, due 02/01/24	1,061,526	1,057,929
# 576764, 5.500%, due 09/01/24	291,588	290,362
# 688066, 5.500%, due 03/01/33	522,016	517,805
# 688314, 5.500%, due 03/01/33	609,650	604,654
# 802481, 5.500%, due 11/01/34	900,499	892,598
# 545015, 6.000%, due 06/01/16	818,231	832,950
# 254798, 6.000%, due 06/01/23	194,451	197,602
# 408267, 6.000%, due 03/01/28	61,984	62,929
# 252339, 6.000%, due 03/01/29	69,182	70,237
# 323715, 6.000%, due 05/01/29	62,928	63,887
# 522564, 6.000%, due 07/01/29	216,116	219,395
# 676733, 6.000%, due 01/01/33	449,594	455,248
# 708631, 6.000%, due 06/01/33	71,140	71,990
# 190299, 6.500%, due 05/01/28	879,030	906,958
# 323862, 6.500%, due 08/01/29	398,247	410,662
# 725768, 6.500%, due 12/01/29	583,762	602,322
# 253824, 7.000%, due 03/01/31	15,267	15,929
# 619809, 7.000%, due 11/01/31	90,245	94,050
# 641336, 7.000%, due 04/01/32	204,184	212,776
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1, 7.500%, due 11/25/40	402,956	417,789
Series 01-T5, Class A3, 7.500%, due 06/19/30[2]	51,695	53,778
Series 01-T10, Class A2, 7.500%, due 12/25/41	42,014	43,742
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A, 9.000%, due 04/25/25	5,571	6,017
Series 03-W6, Class 6A, 6.098%, due 08/25/42[2]	171,215	175,901
Series 04-W12, Class 1A3, 7.000%, due 07/25/44	474,524	492,745
Series 04-W15, Class 1A3, 7.000%, due 08/25/44	486,859	506,873
First Horizon Alternative Mortgage Securities,
Series 04-AA3, Class A1, 5.304%, due 09/25/34[2]	507,083	509,721
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1, 5.590%, due 02/25/35[2]	99,156	99,229
Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	73,962	75,124
# 2753, 6.000%, due 05/20/29	342,309	347,588
# 781148, 6.000%, due 07/15/29	233,564	237,459
# 2794, 6.000%, due 08/20/29	254,382	258,305
# 80329, 6.125%, due 10/20/29[2]	116,000	117,495
# 780886, 6.500%, due 10/15/24	282,025	289,833
# 780615, 6.500%, due 08/15/27	1,177	1,212
# 780204, 7.000%, due 07/15/25	6,251	6,541
# 485611, 7.000%, due 07/15/31	63,818	66,734
# 781332, 8.500%, due 12/15/17	141,507	151,461
GSMPS Mortgage Loan Trust,
Series 01-2, Class A, 7.500%, due 06/19/32[1]	115,725	120,432
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1, 6.500%, due 04/25/20	738,494	763,571
Indymac Index Mortgage Loan Trust,

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Face
	amount	Value
Series 05-AR3, Class B1, 5.420%, due 04/25/35[2]	$1,421,402	$1,434,652
MLCC Mortgage Investors, Inc.,
Series 03-D, Class XA1, 1.000%, due 08/25/28[2,5,6]	3,826,869	8,820
Morgan Stanley Mortgage Loan Trust,
Series 04-4, Class 2A, 6.415%, due 09/25/34[2]	474,296	481,410
Series 06-1AR, Class 2A, 6.040%, due 02/25/36[2]	1,212,077	1,232,360
Residential Asset Securitization Trust,
Series 04-IP2, Class B1, 5.429%, due 12/25/34[2]	1,071,323	1,064,699
Structured Asset Securities Corp.,
Series 04-20, Class 4A1, 6.000%, due 11/25/34	452,610	452,899
Total mortgage & agency debt securities (cost $44,036,183)		43,824,543

US government obligations — 27.95%
US Treasury Bonds,
4.500%, due 02/15/36	4,865,000	4,586,780
6.250%, due 08/15/23	2,255,000	2,588,846
8.125%, due 08/15/21	1,940,000	2,581,715
8.750%, due 05/15/17	3,520,000	4,653,275
US Treasury Notes,
3.875%, due 02/15/13	285,000	275,281
4.625%, due 10/31/11	13,400,000	13,443,965
4.750%, due 12/31/08	7,810,000	7,820,372
5.125%, due 05/15/16	16,935,000	17,509,859
Total US government obligations (cost $53,460,456)		53,460,093
Total US Bonds (cost $122,813,265)		122,442,381
International bonds — 0.62%
Foreign government bonds — 0.45%
Egypt — 0.45%
Egypt Government Agency for International Development,
4.450%, due 09/15/15
(cost $866,543)	895,000	864,391
International corporate bonds — 0.17%
Luxembourg — 0.06%
Telecom Italia Capital SA,
5.250%, due 11/15/13	120,000	116,345
United Kingdom — 0.11%
Abbey National PLC,
7.950%, due 10/26/29	105,000	132,098
Royal Bank of Scotland Group PLC,
9.118%, due 3/31/10[7]	70,000	77,361
		209,459
Total international corporate bonds (cost $330,530)		325,804
Total international bonds (cost $1,197,073)		1,190,195
Total bonds (cost $124,010,338)		123,632,576

	Shares
Investment companies — 28.45%
UBS Corporate Bond Relationship Fund[8]	266,105	3,184,023
UBS Opportunistic Emerging Markets Debt Relationship Fund[8]	200,983	2,280,150
UBS Opportunistic High Yield Relationship Fund[8]	811,565	11,028,199
UBS U.S. Securitized Mortgage Relationship Fund[8]	2,968,532	37,932,489
Total investment companies (cost $52,137,781)		54,424,861

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

	Shares	Value
Short-term investments — 10.11%
Other — 6.64%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.41%[8,9]	12,698,870	$12,698,870

	Face
	amount
US government obligation — 3.47%
US Treasury Bills, 5.03%, due 05/31/07[10,11]	$6,685,000	6,631,313
Total short-term investments (cost $19,328,442)		19,330,183

	Number of
	contracts
Options purchased — 0.24%
Call options — 0.11%
5 Year US Treasury Note Futures, strike @ 105.5 expires May 2007*	299	200,890
Put options — 0.13%
90 Day Euro Futures, strike @
94.25, expires June 2007*	574	3,588
94.63, expires June 2007*	405	7,594
94.75, expires June 2007*	574	104,038
94.75, expires December 2007*	172	27,950
5 Year US Treasury Note Futures, strike @105.5 expires May 2007*	299	116,796
		259,966
Total options purchased (cost $666,538)		460,856
Total investments — 103.44% (cost $196,143,099)		197,848,476
Liabilities, in excess of cash and other assets — (3.44)%		(6,576,233)
Net assets — 100.00%		$191,272,243

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Notes to portfolio of investments Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $196,143,099; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,043,629
Gross unrealized depreciation	(1,338,252)
Net unrealized appreciation	$1,705,377

*	Non-income producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $2,717,449 or 1.42% of net assets.

2	Floating rate security — The interest rate shown is the current rate as of March 31, 2007.
3	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
4

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, that represent $400,000 or 0.21% of net assets as of March 31, 2007, are considered illiquid and restricted.

5

Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

6	Security is illiquid. These securities amounted to $8,820 or 0.00% of net assets.
7	Perpetual bond security. The maturity date reflects the next call date.
8	Investment in affiliated mutual fund.
9	The rate shown is the effective yield at the date of purchase.
10	This security was pledged to cover margin requirements for futures contracts.
11	Interest rate shown is the discount rate at date of purchase.

CDO	Collateralized debt obligations
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GSR	Goldman Sachs Residential
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Restricted security

03/31/07
			Acquisition cost	03/31/07	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Security	date	cost	of net assets	value	net assets
Abacus Ltd.,
Series 06-10A, Class H, 6.820%, due 10/30/45	02/23/06	$400,000	0.21%	$400,000	0.21%

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of March 31, 2007:

	Expiration			Unrealized
	date	Cost	Value	appreciation
US treasury futures sell contracts:
5 Year US Treasury Notes, 48 contracts	June 2007	$5,098,366	$5,078,250	$20,116

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at March 31, 2007, was $6,631,313.

WRITTEN OPTIONS

Put Options Written

	Expiration	Premium
	date	received	Value
90 Day Euro Futures, 1,149 contracts, strike @ 94.50	June 2007	$(78,343)	$(7,181)
90 Day Euro Futures, 405 contracts, strike @ 94.375	June 2007	(8,991)	(2,531)
90 Day Euro Futures, 172 contracts, strike @ 94.50	December 2007	(31,768)	(7,525)
Total put options written		$(119,102)	$(17,237)

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2007 (unaudited)

Industry diversification

As a percentage of net assets

As of March 31, 2007 (unaudited)a

Bonds
US bonds
US corporate bonds
Automobiles	0.27%
Beverages	0.07
Capital markets	0.65
Chemicals	0.11
Commercial banks	0.92
Commercial services & supplies	0.06
Consumer finance	2.04
Diversified financial services	1.73
Diversified telecommunication services	0.34
Electric utilities	0.16
Food products	0.17
Insurance	0.08
IT services	0.08
Media	0.23
Multi-utilities	0.07
Oil, gas & consumable fuels	0.22
Personal products	0.08
Pharmaceuticals	0.09
Real estate investment trusts (REITs)	0.05
Road & rail	0.11
Trading companies & distributors	0.12
Wireless telecommunication services	0.09
Total US corporate bonds	7.74

Asset-backed securities	1.38
Collateralized debt obligations	0.21
Commercial mortgage-backed securities	3.83
Mortgage & agency debt securities	22.91
US government obligations	27.95
Total US bonds	64.02

International bonds
Foreign government bonds	0.45
International corporate bonds
Commercial banks	0.11
Diversified telecommunication services	0.06
Total international corporate bonds	0.17
Total international bonds	0.62
Total bonds	64.64

Investment companies
UBS Corporate Bond Relationship Fund	1.66
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.19
UBS Opportunistic High Yield Relationship Fund	5.77
UBS U.S. Securitized Mortgage Relationship Fund	19.83
Short-term investments	10.11
Options purchased	0.24
Total investments	103.44
Liabilities, in excess of cash and other assets	(3.44)
Net assets	100.00%

a   Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification were included.

The UBS Funds (unaudited)

1) Investment valuation: Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the “Statement of operations” for a fiscal period.

2) Short sales: Certain Funds may enter into short sales whereby the Fund sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If the Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. The Fund will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. The Fund designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

3) Swap agreements: The Funds (except for UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund) may engage in swaps, including but not limited to interest rate, currency, credit default and equity swaps. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swaps

Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

Total return swaps

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

As of March 31, 2007, none of the Funds had total return swaps.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

The Funds will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swaps.

At March 31, 2007, UBS Dynamic Alpha Fund, UBS Absolute Return Bond Fund and UBS U.S. Bond Fund had outstanding interest rate swap contracts with the following terms:

UBS Dynamic Alpha Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation/ (depreciation)
CHF	120,000,000	01/10/17	2.8630%		2.2500	[1]%	$217,223
CHF	87,000,000	02/01/17	2.9275		2.2925	[1]	65,283
GBP	41,000,000	11/02/21	3.0850		—	[2]	939,706
GBP	47,000,000	11/02/21	5.2969	[3]	4.7550		(4,106,240)
GBP	62,300,000	12/09/35	—	[2]	3.1450		(719,417)
GBP	80,000,000	12/09/35	4.3175		5.3475	[3]	11,737,676
GBP	42,300,000	01/19/36	—	[2]	3.0550		(2,011,858)
GBP	10,600,000	07/03/36	—	[2]	3.0175		(264,959)
GBP	34,000,000	11/02/36	—	[2]	3.0350		(1,564,593)
GBP	47,000,000	11/02/36	4.3850		5.2969	[3]	5,870,401
GBP	20,000,000	01/24/37	4.5988		5.7144	[3]	1,126,253
GBP	13,000,000	01/24/37	—	[2]	3.0900		(298,869)
GBP	14,000,000	03/13/37	—	[2]	3.0675		(398,838)
GBP	16,000,000	03/13/37	4.6100		5.7144	[3]	771,200
JPY	1,600,000,000	05/09/35	2.2513		0.5413	[4]	459,285
JPY	675,000,000	07/12/35	2.2550		0.6563	[4]	212,144
JPY	1,200,000,000	10/27/35	2.4400		0.5469	[4]	(57,005)
JPY	700,000,000	12/19/35	2.4700		0.6238	[4]	(51,580)
JPY	1,000,000,000	05/19/36	2.7200		0.5950	[4]	(538,767)
JPY	1,500,000,000	03/02/36	2.4625		0.7269	[4]	(30,881)
JPY	1,100,000,000	07/05/36	2.7800		0.6306	[4]	(686,395)
JPY	2,400,000,000	02/02/37	2.5230		0.5788	[4]	(305,259)
USD	1,880,000,000	12/19/07	—	[5]	5.0300		(182,987)
USD	3,730,000,000	12/17/08	4.5750		—	[5]	389,559
USD	211,000,000	06/13/09	—	[5]	4.9980		294,369
USD	1,975,000,000	12/16/09	—	[5]	4.6900		(327,932)
USD	114,000,000	12/30/11	5.0150		5.3500	[6]	(1,632,967)
USD	29,500,000	12/12/16	4.9780		5.3400	[6]	22,249
USD	175,000,000	03/08/17	5.0670		5.3400	[6]	1,228,609
USD	53,000,000	06/13/17	5.1470		—	[5]	44,708
							$10,200,118

1	Rate based on 6 month LIBOR (Swiss BBA)
2

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the U.K.) as published by the Office of National Statistics.

3	Rate based on 6 Month LIBOR (GBP BBA)
4	Rate based on 6 month LIBOR (JPY BBA)
5	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.
6	Rate based on 3 month LIBOR (USD BBA)
BBA	British Banking Association

Currency type abbreviations:

CHF	Swiss Franc
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Absolute Return Bond Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation/ (depreciation)
GBP	4,400,000	03/28/37	—	[1]	3.1280%		$(25,453)
GBP	5,800,000	03/28/37	4.7420%		5.7013	[2]	43,002
USD	605,000,000	12/19/07	—	[3]	5.0300		(58,887)
USD	1,210,000,000	12/17/08	4.5750		—	[3]	126,372
USD	655,000,000	12/16/09	—	[3]	4.6900		108,757)
							$(23,723)

[1]

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

[2]	Rate based on 6 month LIBOR (GBP BBA)
[3]	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.
BBA	British Banking Association

Currency type abbreviations:

GBP	Great Britain Pound
USD	United States Dollar

UBS U.S. Bond Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation/ (depreciation)
USD	195,000,000	12/19/07	—	[1]	5.0300%		$(18,980)
USD	390,000,000	12/17/08	4.5750%		—	[1]	40,731
USD	30,000,000	06/13/09	—	[1]	5.3965		264,787
USD	45,000,000	12/07/09	—	[1]	4.5810		(184,786)
USD	205,000,000	12/16/09	—	[1]	4.6900		(34,039)
USD	8,000,000	06/13/17	5.5575		—	[1]	(231,124)
USD	11,000,000	12/07/17	4.8910		—	[1]	232,381
							$(68,970)

[1]	Payments made based on 3 Month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of March 31, 2007.

Currency type abbreviations:

USD	United States Dollar

At March 31, 2007 UBS Dynamic Alpha Fund and UBS Absolute Return Bond Fund had outstanding credit default swap contracts with the following terms:

UBS Dynamic Alpha Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation/ (depreciation)
EUR	23,000,000	12/20/11	0.50%[1]		—	[2]	$(214,335)
EUR	23,000,000	12/20/11	0.28	[1]	—	[3]	(8,716)
EUR	4,320,000	03/20/12	—	[4]	2.50%[1]		(143,891)
EUR	13,000,000	03/20/12	0.26	[1]	—	[5]	(37,022)
EUR	3,000,000	06/20/12	0.31	[1]	—	[3]	(1,062)
EUR	3,000,000	06/20/12	0.47	[1]	—	[2]	(17,669)
USD	40,000,000	12/20/11	1.40	[1]	—	[6]	(878,687)
USD	48,500,000	12/20/11	1.40	[1]	—	[6]	(1,067,270)
USD	56,500,000	12/20/11	1.40	[1]	—	[6]	(1,243,314)
USD	62,500,000	12/20/11	1.40	[1]	—	[6]	(1,375,348)
USD	29,000,000	12/20/11	0.39	[1]	—	[7]	(161,370)
USD	15,500,000	12/20/11	0.48	[1]	—	[8]	85,265
USD	5,000,000	06/20/12	0.34	[1]	—	[7]	(9,791)
USD	57,000,000	06/20/12	1.25	[1]	—	[9]	(1,056,866)
							$(6,130,076)

1	Payments made are based on the notional amount.
2	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wolters Kluwer N.V. bond 5.125% due 01/27/14.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel N.V. bond 4.25% due 06/14/11.
4	Payment from the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the WDAC Subsidiary Corp. bond 8.500% due 12/01/14.
5	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo AB bond due 5.375% due 01/26/10.
6

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.6 Index.

7	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz bond 6.000% due 03/15/08.
8	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Masco Corp. bond 5.875% due 07/15/12.
9

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.7 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund

			Rate Type
Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation/ (depreciation)
EUR	2,650,000	09/20/07	—	[1]	0.25%[2]		$1,052
EUR	3,700,000	09/20/11	0.57%[2]		—	[3]	(51,626)
EUR	3,740,000	09/20/11	0.25	[2]	—	[4]	1,126
EUR	630,000	03/20/12	—	[5]	2.50	[2]	(20,984)
EUR	2,100,000	03/20/12	0.26	[2]	—	[6]	(5,980)
EUR	4,200,000	03/20/12	—	[7]	0.14	[2]	351
EUR	4,200,000	06/20/12	2.30	[2]	—	[8]	(4,017)
EUR	25,700,000	06/20/12	0.55	[2]	—	[9]	(118,100)
EUR	25,700,000	06/20/17	—	[10]	0.50	[2]	174,564
USD	2,570,000	03/20/11	0.17	[2]	—	[11]	(3,568)
USD	2,700,000	12/20/11	0.48	[2]	—	[12]	14,853
USD	5,000,000	12/20/11	0.38	[2]	—	[13]	(25,697)
							$(38,026)

1	Payments will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Glencore International AG bond 5.375% due 09/30/11.
2	Payments made are based on the notional amount.
3	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wolters Kluwer N.V. bond 5.125% due 01/27/14.
4	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel N.V. bond 4.250% due 06/14/11.
5	Payments will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the WDAC Subsidiary Corp. bond 8.500% due 12/01/14.
6	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Volvo AB bond 5.375% due 01/10/26.
7	Payment will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Group Finance bond 3.125% due 09/14/12.
8	Payment will be received upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 7 Index.
9	Payments will be received upon the occurrence of a succession event with respect to the iTraxx HiVol Series 7 Index.
10	Payment will be made upon the occurrence of a succession event with respect to the iTraxx Main 10 year Series 7 Index.
11	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Nissan Motor Co., Ltd. bond 1.000% due 07/10/29.
12	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corp. bond 5.875% due 07/15/12.
13	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company bond 6.00% due 03/15/08.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

4) Transactions with affiliates:  The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the quarter ended March 31, 2007 were as follows:

			UBS Dynamic Alpha Fund
Affiliates	Value 06/30/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation	Value 03/31/07
UBS Emerging Markets Equity Relationship Fund	$195,498,312	—	—	—	$49,833,845	$245,332,157
UBS International Equity Relationship Fund	752,513,966	$17,000,000	$40,000,000	$11,246,756	125,305,646	866,066,368
UBS Opportunistic Emerging Markets Debt Relationship Fund	—	29,000,000	—	—	1,861,314	30,861,314
UBS Opportunistic High Yield Relationship Fund	—	38,000,000	—	—	1,602,408	39,602,408
UBS Small Cap Equity Relationship Fund	169,249,160	—	—	—	28,194,845	197,444,005
UBS U.S. Equity Alpha Relationship Fund	264,889,737	19,000,000	—	—	46,897,282	330,787,019
UBS U.S. Large Cap Equity Relationship Fund	642,474,353	—	318,000,000	23,876,223	19,226,399	367,576,975
UBS U.S. Large Cap Growth Equity Relationship Fund	166,243,607	9,000,000	—	—	23,536,066	198,779,673

			UBS Global Allocation Fund
Affiliates	Value 06/30/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation	Value 03/31/07
UBS Corporate Bond Relationship Fund	$40,646,810	$43,350,000	$5,000,000	$385,729	$3,976,352	$83,358,891
UBS Emerging Markets Equity Relationship Fund	167,868,945	—	—	—	42,790,930	210,659,875
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	7,000,000	—	—	264,460	7,264,460
UBS High Yield Relationship Fund	31,640,230	10,000,000	—	—	3,309,928	44,950,158
UBS Small-Cap Equity Relationship Fund	118,431,390	—	—	—	19,729,225	138,160,615
UBS U.S. Securitized Mortgage Relationship Fund	122,928,299	76,100,000	—	—	7,700,032	206,728,331

			UBS Global Equity Fund
Affiliates	Value 06/30/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation	Value 03/31/07
UBS Emerging Markets Equity Completion Relationship Fund	$16,731,326	—	—	—	$3,947,944	$20,679,270
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	$2,300,000	—	—	86,894	2,386,894
UBS U.S. Smaller Cap Equity Completion Relationship Fund	—	2,200,000	—	—	33,638	2,233,638

			UBS International Equity Fund
Affiliates	Value 06/30/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation	Value 03/31/07
UBS Emerging Markets Equity Completion Relationship Fund	$7,185,232	—	—	—	$1,695,436	$8,880,668
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	$2,500,000	—	—	$94,450	$2,594,450

	Value	UBS Absolute Return Bond Fund		Net realized	Change in net unrealized	Value
Affiliates	06/30/06	Purchases	Sales proceeds	gain (loss)	appreciation	03/31/07
UBS U.S. Securitized Mortgage Relationship Fund	$63,042,475	—	$22,000,000	$1,493,016	$1,980,645	$44,516,136

		UBS Global Bond Fund
	Value			Net realized	Change in net unrealized	Value
Affiliates	06/30/06	Purchases	Sales proceeds	gain (loss)	appreciation	03/31/07
UBS U.S. Securitized Mortgage Relationship Fund	$11,710,161	$6,825,000	$800,000	$87,163	$660,442	$18,482,766

			UBS U.S. Bond Fund
Affiliates	Value 06/30/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation	Value 03/31/07
UBS Corporate Bond Relationship Fund	$2,698,312	$2,600,000	$2,500,000	$171,525	$214,186	$3,184,023
UBS Opportunistic Emerging Markets Debt Relationship Fund	2,006,713	—	—	—	273,437	2,280,150
UBS Opportunistic High Yield Relationship Fund	8,026,848	2,200,000	—	—	801,351	11,028,199
UBS U.S. Securitized Mortgage Relationship Fund	9,435,351	27,540,000	—	—	957,138	37,932,489

The Funds may invest in shares of the UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2007 and for the quarter ended were as follows:

Fund	Value 06/30/06	Purchases	Sales proceeds	Interest income	Value 03/31/07	% of net assets
UBS Global Allocation Fund	$207,914,294	$699,538,541	$620,283,443	$7,354,540	$287,169,392	5.92%
UBS Global Equity Fund	—	66,605,060	66,605,060	103,270	—	0.00
UBS International Equity Fund	21,075,030	93,241,890	89,802,577	81,172	24,514,343	12.16
UBS U.S. Large Cap Equity Fund	18,145,640	231,674,687	236,731,756	1,140,809	13,088,571	1.50
UBS U.S. Large Cap Growth Fund	139,461	31,528,805	30,673,066	27,373	995,200	1.60
UBS U.S. Large Cap Value Equity Fund	903,587	20,383,395	20,532,438	63,679	754,544	0.56
UBS U.S. Small Cap Growth Fund	10,786,995	71,412,742	78,244,068	290,133	3,955,669	0.85
UBS Global Bond Fund	7,204,469	37,213,879	37,164,503	220,791	7,253,845	5.89
UBS High Yield Fund	982,605	35,677,825	35,655,015	84,847	2,005,415	1.91
UBS U.S. Bond Fund	7,844,306	78,957,910	74,103,346	237,064	12,698,870	6.64

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income. Amounts relating to those investments at March 31, 2007 and for the quarter ended were as follows:

Fund	Value 06/30/06	Purchases	Sales proceeds	Interest income	Value 03/31/07	% of net assets
UBS Dynamic Alpha Fund	$27,133,225	$655,692,269	$569,561,852	$3,575,736	$113,263,642	3.31%
UBS U.S. Equity Alpha Fund	—	40,948,581	38,693,451	32,432	2,255,130	1.09
UBS U.S. Mid Cap Growth Equity Fund	60,872	901,479	934,821	1,832	27,530	0.50
UBS Absolute Return Bond Fund	39,828,887	148,986,703	143,836,699	1,532,949	44,978,891	7.88

5) Securities lending:

Each Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Schedules of Investments. In addition, the UBS Global Allocation Fund received US Government Agency securities as collateral amounting to $205,218,233 which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2007 were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Allocation Fund	$327,158,143	$336,177,561	$130,959,328
UBS International Equity Fund	22,965,162	24,229,128	24,229,128

At March 31, 2007, cash collateral was invested in UBS Supplementary Trust — U.S. Cash Management Prime Fund, an affiliate.

6) Option Writing: Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the nine months March 31, 2007 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2006	2,627	$3,766,496
Options written	7,111	157,864
Options terminated in closing purchase transactions	(2,627)	(3,766,496)
Options expired prior to exercise
Options exercised	—	——
Options outstanding at March 31, 2007	7,111	$157,864

Written option activity for the nine months ended March 31, 2007 for UBS Absolute Return Bond Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2006	—	—
Options written	1,217	$27,017
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at March 31, 2007	1,217	$27,017

Written option activity for the nine months ended March 31, 2007 for UBS Global Bond Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2006	—	—
Options written	239	$5,306
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at March 31, 2007	239	$5,306

Written option activity for the nine months ended March 31, 2007 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at June 30, 2006	—	—
Options written	2,260	$207,221
Options terminated in closing purchase transactions	(99)	(10,766)
Options expired prior to exercise	(435)	(77,353)
Options exercised	—	—
Options outstanding at March 31, 2007	1,726	$119,102

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to Shareholders dated December 31, 2006.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2007